                                             Registration Statement No. 33-43628
                                                                        811-6465

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 30

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 30

                           THE TRAVELERS SERIES TRUST
                           --------------------------
                           (Exact name of Registrant)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                           The Travelers Series Trust
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

               immediately upon filing pursuant to paragraph (b).
---------
   X           on May 1, 2002 pursuant to paragraph (b).
---------
               60 days after filing pursuant to paragraph (a)(1).
---------
               on __________ pursuant to paragraph (a)(1)
---------
               75 days after filing pursuant to paragraph (a)(2).
---------
               on __________ pursuant to paragraph (a)(2) of Rule 485.
---------
               on __________ pursuant to paragraph (a)(3) of Rule 485.
---------

If appropriate, check the following box:

               this post-effective amendment designates a new effective date for
---------      a previously filed post-effective amendment.

PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

THE TRAVELERS SERIES TRUST

Convertible Securities Portfolio*	MFS Mid Cap Growth Portfolio
Disciplined Mid Cap Stock Portfolio	MFS Research Portfolio
Equity Income Portfolio	MFS Value Portfolio
Federated High Yield Portfolio	Social Awareness Stock Portfolio
Federated Stock Portfolio	Travelers Quality Bond Portfolio
Large Cap Portfolio	U.S. Government Securities Portfolio
Lazard International Stock Portfolio	Utilities Portfolio
MFS Emerging Growth Portfolio

* Formerly Convertible Bond Portfolio

NOT ALL FUNDS CONTAINED IN THIS PROSPECTUS MAY BE AVAILABLE WITH YOUR CONTRACT. PLEASE REFER TO YOUR CONTRACT PROSPECTUS FOR A LIST OF YOUR FUNDING OPTIONS.

The Travelers Series Trust (the “Trust”) is an open-end management investment company (mutual fund) consisting of multiple portfolios, each with its own investment objectives and policies. Only the Portfolios (the “Fund(s)”) listed above are described in this prospectus.

Fund shares are offered only to separate accounts of The Travelers Insurance Company, The Travelers Life and Annuity Company or to separate accounts of affiliated companies (together, “The Travelers”). The Funds serve as funding options for certain variable annuity and variable life insurance contracts issued by The Travelers.

ONE TOWER SQUARE
HARTFORD, CONNECTICUT 06183
TELEPHONE 1-800-842-9368

Prospectus

May 1, 2002

The Securities and Exchange Commission (“SEC”) has not approved these Funds as investments and has not determined that this Prospectus is complete or accurate. It is against the law for anyone to tell you otherwise. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investments and Practices	20
Management	23
Legal Proceedings	26
Shareholder Transactions and Pricing	26
Tax Consequences of Dividends and Distributions	27
Financial Highlights	28
Appendix	A-1

Investment Adviser

Travelers Asset Management International Company LLC (“TAMIC”) and Smith Barney Fund Management LLC (“SBFM”) each serve as investment adviser for certain of the Funds. Both TAMIC and SBFM are indirect wholly owned subsidiaries of Citigroup Inc. TAMIC has engaged subadvisers to provide an investment program for certain Funds.

Convertible Securities Portfolio

(Formerly Convertible Bond Portfolio)

Goals and Investments

Fund’s Objective:	Current income and capital appreciation	Investment Adviser:	TAMIC
Key Investments:	Convertible securities	Portfolio Manger:	David A. Tyson

Selection Process: The Fund normally invests at least 80% of its assets in convertible securities (“80% investment policy”). Convertible securities are corporate securities, usually preferred stocks or bonds, that are exchangeable for a set number of another form of security, usually common stock, at a pre-set price. The Fund invests in companies of any size or industry. Some of these securities may have a lower rating (junk bonds) or may be unrated. In evaluating an issuer’s creditworthiness, the adviser considers various factors, including:

      the issuer’s financial resources
      sensitivity to economic conditions and trends
      regulatory matters
      ability of the issuer’s management

  Principal Risks: The Fund is most subject to fixed-income securities risk, where market values move in the opposite direction of interest rates, and lower-quality fixed-income risks, where market values are subject to credit risks of issuers who may default or otherwise fail to make timely debt payments. Another principal risk is equities risk, where market values may change abruptly, sometimes unpredictably. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the Statement of Additional Information (“SAI”).

  Additional Investments, Investment Strategies and Techniques: In complying with the Fund’s 80% investment policy, the Fund may invest in synthetic securities that have economic characteristics similar to the Fund’s direct investments. However, the Fund may only invest up to 35% of its total assets in such securities. The Fund may also write covered call options. For a complete list of investments available to the Fund, please refer to the Appendix of this prospectus.

  Fund Performance

  The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the Merrill Lynch Investment Grade Convertible Bond Index (“ML Index”). Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

  [The following table represents a bar chart in the printed prospectus.]

  Year-by-Year % Total Returns as of 12/31

'99	18.7
'00	12.51
'01	-0.82

Best Quarter:	(4th ‘99)	9.56%
Worst Quarter:	(3rd ‘01)	(5.55)%

Average Annual Total Returns as of 12/31/2001
	1 year	Life of Fund*
Convertible Securities	(0.82)%	8.25%
ML Index	(0.12)%	5.31%
* The fund commenced operations on May 1, 1998.

  Disciplined Mid Cap Stock Portfolio

  Goals and Investments

Fund’s Objective:	Growth of capital	Investment Adviser:	TAMIC
Key Investments:	Equity securities of companies with a mid-size market capitalization	Subadviser:	Travelers Investment Management Company (“TIMCO”)
		Portfolio Manager:	Sandip Bhagat

  Selection Process: The Fund normally invests at least 80% of its assets in equity securities of companies with mid-size market capitalizations (“80% investment policy”). Mid-size market capitalization companies are defined as those with a market capitalization similar to the companies in the Standard & Poors Mid Cap 400 Index (“S&P 400”). The Fund’s subadviser selects stock with a qualitative screening process that seeks attractive relative value and earnings growth. With this approach, stocks are evaluated based on the following characteristics:

        price/earnings ratios and expected
        long-term growth
        trends and magnitudes of earnings
        earnings surprises
        changes in analysts’ earnings estimates
        overall contribution to total portfolio risk
        analysis of short-term price changes
        underpricing on a risk-adjusted basis relative to the S&P 400 Index

    Principal Risks: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, and mid-size to smaller companies risk, where market values may be more erratic and thinly traded than the general market. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the SAI.

    Additional Investments, Investment Strategies and Techniques: In addition to investing in mid-size companies, the Fund may also invest in companies with smaller or larger market capitalizations. The Fund may invest in various other types of securities and engage in other investment techniques and strategies that are not the principal focus of the Fund. For a complete list of investments available to the Fund, please refer to the Appendix of this prospectus.

    Fund Performance

    The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the S&P 400 Index. Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

    [The following table represents a bar chart in the printed prospectus.]

    Year-by-Year % Total Returns as of 12/31

'98	16.91
'99	13.47
'00	16.61
'01	-4.02

Best Quarter:	(4th ‘98)	26.68%
Worst Quarter:	(3rd ‘01)	(16.17)%

Average Annual Total Returns as of 12/31/2001
	1 year	Life of Fund*
Disc. Mid Cap	(4.02)%	15.65%
S&P 400	(0.62)%	17.23%
* The fund commenced operations on April 1, 1997.

    Equity Income Portfolio

    Goals and Investments

Fund’s Objective:	Reasonable income	Investment Adviser:	TAMIC
Key Investments:	Income-producing equity securities	Subadviser:	Fidelity Management & Research Company
		Portfolio Manager:	Stephen DuFour

    Selection Process: The Fund normally invests at least 80% of assets in equity securities (“80% investment policy”). The Fund normally invests primarily in income-producing equity securities. The Fund’s subadviser may also invest the Fund’s assets in other types of equity securities and debt securities, including lower-quality debt securities. When choosing the Fund’s investments, the subadviser also considers the potential for capital appreciation. The subadviser may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. The subadviser’s emphasis on above-average income-producing equity securities tends to lead to investments in large cap “value” stocks. However, the subadviser is not constrained by any particular investment style. In buying and selling securities for the Fund, the subadviser relies on fundamental analysis of each issuer and its potential for success in light of i ts current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

    Principal Risks: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, dividend risk, where a company might pay lower or no dividends, foreign securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. Other principal risks are fixed-income securities risk, where market values move in the opposite direction of interest rates, and lower-quality fixed-income risks, where market values are subject to credit risks of issuers who may default or otherwise fail to make timely debt payments. The Fund is also subject to “value” investing risks, where “value” stocks can perform differently from the market, as a whole, and other types of stocks, and can continue to be undervalued by the market for long periods of time. For more information on the Fund’s investments and related risks, please see “Investments and Prac tices,” the Appendix to this prospectus and the SAI.

    Additional Investments, Investment Strategies and Techniques: The Fund may also invest in all types of domestic and foreign securities (both equity and bonds), including lower-rated fixed income securities. The subadviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If the subadviser’s strategies do not work as intended, the Fund may not achieve its objective. For a complete list of all investments available to the Fund, please refer to the Appendix of this prospectus.

    Fund Performance

    The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the Russell 1000® Value and the Russell 3000® Value Indices. Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

    [The following table represents a bar chart in the printed prospectus.]

    Year-by-Year % Total Returns as of 12/31

'97	32.05
'98	12.38
'99	4.92
'00	9.13
'01	-6.61

Best Quarter:	(2nd ‘97)	16.06%
Worst Quarter:	(3rd ‘98)	(12.33)%

Average Annual Total Returns as of 12/31/2001
	1 year	5 year	Life of Fund*
Equity Income	(6.61)%	9.67%	11.33%
Russell 1000 Value Index	(5.59)%	11.13%	13.21%
Russell 3000 Value Index	(4.33)%	11.02%	13.08%
* The fund commenced operations on August 30, 1996.

    Federated High Yield Portfolio

    Goals and Investments

Fund’s Objective:	High current income	Investment Adviser:	TAMIC
Key Investments:	Lower-quality bonds and debt securities	Subadviser:	Federated Investment Counseling
		Portfolio Managers:	Mark E. Durbiano Nathan H. Kehm

    Selection Process: The Fund normally invests at least 80% of its assets in below investment-grade bonds and debt securities (“80% investment policy”). Below investment-grade bonds and debt securities are those rated BBB or lower by Standard & Poor’s Ratings Group or Baa or lower by Moody’s Investors Service, Inc., or, if unrated, of comparable quality. There is no minimum acceptable rating for the Fund’s investments, and the Fund may purchase or hold securities in the lowest rating category, including securities in default. The Fund also may invest in debt securities with equity features. The subadviser follows certain steps to evaluate the risks associated with these lower-rated securities. These techniques include:

          independent credit analysis
          judgment of other investment analysts
          analysis of issuer’s financial soundness
          and anticipated cash flow
          markets issuers’ current value of assets
          discussions with issuer’s management
          analysis of current developments and trends in economy and financial

      Principal Risks: The Fund is most subject to lower-quality fixed-income risks, where market values are subject to credit risks of issuers who may default or otherwise fail to make timely debt payments, and fixed-income securities risk, where market values move in the opposite direction of interest rates. Other principal risks may be foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, and other factors. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix of this prospectus and the SAI.

      Additional Investments, Investment Strategies and Techniques: The Fund may invest in zero coupon and payment-in-kind bonds, foreign and emerging market securities, preferred stocks and various asset-backed securities. For a complete list of all the investments available to the Fund please see the Appendix to this prospectus.

      Fund Performance

      The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by the Travelers. The table compares the Fund’s performance with the Lehman Brothers High Yield Index (“Lehman HY”) and the Lehman Aggregate Bond Index (“Lehman Agg. Bond”). Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

      [The following table represents a bar chart in the printed prospectus.]

      Year-by-Year % Total Returns as of 12/31

'97	15.45
'98	4.71
'99	3.1
'00	-8.15
'01	1.94

Best Quarter:	(4th ‘01)	6.08%
Worst Quarter:	(4th ‘00)	(6.50)%

Average Annual Total Returns as of 12/31/2001
	1 Year	5 Year	Life of Fund*
Fed. High Yield	1.94%	3.09%	4.31%
Lehman HY	5.28%	3.11%	4.04%
Lehman Agg. Bond	8.44%	7.43%	7.89%
* The fund commenced operations on August 30, 1996.

      Federated Stock Portfolio

      Goals and Investments

Fund’s Objective:	Growth of income and capital	Investment Adviser:	TAMIC
Key Investments:	Equity securities of high quality companies	Subadviser:	Federated Investment Counseling
		Portfolio Managers:	Michael P. Donnelly Kevin McCloskey

      Selection Process: The Fund normally invests at least 80% of its assets in equity securities (“80% investment policy”). The subadviser selects companies on the basis of traditional research techniques, including an analysis of the company’s position in its industry, management qualities and characteristics, and resources to finance growth. Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the subadviser limits the Fund’s exposure to each business sector that comprises the Standard & Poors 500 Index (“S&P 500 Index”). The Fund’s allocation to a sector will not be less than 50% or more than 200% of the Index’s allocation to that sector. Specific stocks are selected for the following qualities:

            assessment of earnings
            dividend growth prospects
            assessment of the risk and volatility of the company’s industry companies in the top 25% of their industries with regard to revenues superior product position
            strong market shares

        Principal Risks: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, and foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. Another principal risk may be sector risk, where clusters of stocks perform differently from the general market. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the SAI.

        Additional Investments, Investment Strategies and Techniques: The Fund may also invest in American Depositary Receipts (ADRs), which represent interests in underlying securities issued by a foreign company. For a complete list of all investments available to the Fund, please refer to the Appendix of this prospectus.

        Fund Performance

        The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the S&P 500 Index. Past performance can give some indication of the Fund’s risk, but does not guarantee future performance.

        [The following table represents a bar chart in the printed prospectus.]

        Year-by-Year % Total Returns as of 12/31

'97	33.41
'98	17.84
'99	5.34
'00	3.77
'01	1.67

Best Quarter:	(4th ‘98)	16.48%
Worst Quarter:	(3rd ‘01)	(11.58)%

Average Annual Total Returns as of 12/31/2001
	1 Year	5 Year	Life of Fund*
Federated Stock Portfolio	1.67%	11.80%	13.52%
S&P 500	(11.88)%	10.73%	12.85%
* The fund commenced operations on August 30, 1996.

        Large Cap Portfolio

        Goals and Investments

Fund’s Objective:	Long-term growth of capital	Investment Adviser:	TAMIC
Key Investments:	Securities (primarily common stocks) of companies with large market capitalizations	Subadviser: Portfolio Manager:	Fidelity Management & Research Company Karen Firestone

        Selection Process: The Fund normally invests at least 80% of assets in the securities of companies with large market capitalizations (“80% investment policy”). The subadviser normally invests the Fund’s assets primarily in common stocks. Although a universal definition of large market capitalization companies does not exist, the subadviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Standard & Poors 500 Index (“S&P 500”) or the Russell 1000. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. The size of companies in each index changes with market conditions and the composition of each index. The subadviser may invest the Fund’s assets in securities of foreign issuers in addition to the securities of domestic issuers. The suba dviser is not constrained by any particular investment style. At any time the subadviser may tend to buy “growth” or “value” stocks, or a combination of both types. In buying and selling securities for the Fund, the subadviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and market and economic conditions. Factors considered include growth potential, earnings estimates, and management.

        Principal Risks: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, and foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the SAI.

        Additional Investments, Investment Strategies and Techniques: The subadviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If the subadviser’s strategies do not work as intended, the Fund may not achieve its objective. For a complete list of all investments available to the Fund, please refer to the Appendix of this prospectus.

        Fund Performance

        The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the S&P 500. Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

        [The following table represents a bar chart in the printed prospectus.]

        Year-by-Year % Total Returns as of 12/31

'97	23.41
'98	35.65
'99	29.24
'00	-14.48
'01	-17.33

Best Quarter:	(4th ‘98)	23.56%
Worst Quarter:	(3rd ‘01)	(18.34)%

Average Annual Total Returns as of 12/31/2001
	1 year	5 year	Life of Fund*
Large Cap	(17.33)%	9.67%	10.86%
S&P 500	(11.88)%	10.73%	12.85%
* The fund commenced operations on August 30, 1996.

        Lazard International Stock Portfolio

        Goals and Investments

Fund’s Objective:	Capital appreciation	Investment Adviser:	TAMIC
Key Investments:	Equity securities of relatively large non-U.S. companies	Subadviser:	Lazard Asset Management
		Portfolio Managers:	Herbert W. Gullquist John R. Reinsberg

        Selection Process: The Fund normally invests at least 80% of its assets in equity securities (“80% investment policy”). The Fund’s subadviser invests primarily in non-U.S. domiciled companies located in developed markets that the subadviser believes are undervalued, based on their return on total capital or equity. The Fund may invest in companies of any size or industry. The Fund’s portfolio manager uses a traditional, bottom-up value approach to evaluate stocks demonstrating potential capital growth based upon the following characteristics:

              low price-to-earnings ratio
              high yield
              inexpensive markets worldwide
              potential for management change
              potential to improve profitability
              unrecognized assets
              strong financial position
              strong cash flow
              established industry position
              industry with positive growth outlook
              healthy balance sheet with low corporate debt

          Principal Risks: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, and foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the SAI.

          Additional Investments, Investment Strategies and Techniques: The Fund may also invest in fixed-income securities that are investment grade at time of purchase, short-term money market instruments and convertible bonds. For a complete list of all investments available to the Fund, please refer to the Appendix of this prospectus.

          Fund Performance

          The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the Morgan Stanley Capital International Europe, Australia and Far East GDP Index (“MSCI EAFE GDP Index”). Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

          [The following table represents a bar chart in the printed prospectus.]

          Year-by-Year % Total Returns as of 12/31

'97	8.5
'98	12.59
'99	21.78
'00	-11.50
'01	-26.19

Best Quarter:	(4th ‘98)	17.15%
Worst Quarter:	(3rd ‘98)	(16.78)%

Average Annual Total Returns as of 12/31/2001
	1 year	5 year	Life of Fund*
Lazard Int’l Stock	(26.19)%	(0.62)%	0.86%
MSCI EAFE GDP Index	(22.20)%	(2.58)%	0.09%
* The fund commenced operations on August 1, 1996

          MFS Emerging Growth Portfolio

          Goals and Investments

Fund’s Objective:	Long-term growth of capital	Investment Adviser:	TAMIC
Key Investments:	Common stock of U.S. companies	Subadviser:	Massachusetts Financial Services
		Portfolio Managers:	Investment Committee

          Selection Process: The Fund’s subadviser normally invests at least 65% of its net assets in common stock and related securities such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies are those that the subadviser believes either are early in their life cycle, but have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate. Emerging growth companies can be of any size and represent all industries. The Fund’s adviser uses a bottom-up, as opposed to top-down, investment style in managing the fund. This means that securities are selected based on fundamental analysis (such as analysis of earnings, cash flows, competitive position and management abilities) performed by the investment committee and the subadviser’s group of equity research analysts.

          Principal Risks: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, smaller companies risk, where market values may be more erratic and stocks more thinly traded than the general market, and emerging growth risk, where companies may have limited product lines, history, or resources. Other principal risks are foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, and other factors. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the SAI.

          Additional Investments, Investment Strategies and Techniques: The Fund’s investments include securities traded in the over-the-counter markets. The Fund may also invest up to 20% of its net assets in foreign and emerging market securities. For a complete list of all investments available to this Fund, please refer to the Appendix of this prospectus.

          Fund Performance

          The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the Russell 3000 Growth, the Russell 2000, and the S&P 500 Indices. The Fund’s benchmark index was changed to the Russell 3000 Growth because it more accurately reflects the multi-cap aggressive growth nature of the Fund. Going forward, the Fund will not include a comparison to the other two indices. Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

          [The following table represents a bar chart in the printed prospectus.]

          Year-by-Year % Total Returns as of 12/31

'97	21.15
'98	34.32
'99	76.76
'00	-20.13
'01	-36.18

Best Quarter:	(4th ‘99)	54.67%
Worst Quarter:	(3rd ‘01)	(28.88)%

Average Annual Total Returns as of 12/31/2001
	1 Year	5 Year	Life of Fund*
MFS Emerg. Growth	(36.18)%	7.95%	8.61%
Russell 3000	(19.63)%	7.72%	9.69%
Russell 2000	2.49%	7.52%	8.84%
S&P 500	(11.88)%	10.73%	12.85%
* The fund commenced operations on August 30, 1996.

          MFS Mid Cap Growth Portfolio

          Goals and Investments

Fund’s Objective:	Long-term growth of capital	Investment Adviser:	TAMIC
Key Investments:	Equity securities of companies with medium market capitalization	Subadviser: Portfolio Manager:	Massachusetts Financial Services Team of Portfolio Managers

          Selection Process: The Fund normally invests at least 80% of its net assets in securities of medium-sized companies (“80% investment policy”). Medium-sized market capitalization companies are those with market capitalizations of at least $250 million but not exceeding the top range of the Russell Midcap™ Growth Index ($15.7 billion as of the most recent reconstitution of the Index on December 28, 2001) at the time of investment. The index is a widely recognized, unmanaged index of mid-cap common stock prices. These companies represent all industries. The Fund’s subadviser normally invests primarily in common stock and related securities, such as preferred stock, convertible securities, and depositary receipts of companies with above-average growth potential.

          The Fund’s subadviser uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. This means that securities are selected based on fundamental analysis (such as analysis of earnings, cash flows, competitive position and management abilities) performed by the Fund’s portfolio manager and the subadviser’s group of equity research analysts.

          Principal Risks: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, mid-cap companies risk, where market values may be more erratic and stocks more thinly traded than the general market, where companies may have limited product lines, history, or resources. The Fund is subject to foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, and other factors. Other principal risks are fixed-income securities risk, where market values move in the opposite direction of interest rates, and lower-quality fixed-income risks, where market values are subject to credit risks of issuers who may default or otherwise fail to make timely debt payments. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the SAI.

          Additional Investments, Investment Strategies and Techniques: The Fund’s investments may include securities traded in the over-the-counter markets, and it generally invests up to 20% of its net assets in foreign securities. The Fund may also invest in fixed-income securities, including up to 20% in lower-quality fixed-income securities and comparable unrated securities (“junk bonds”). For a complete list of all investments available to the Fund, please refer to the Appendix of this prospectus.

          Fund Performance

          The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the Russell 2000, the Lipper Mid Cap Stock and the Russell Mid Cap Growth Indices. Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

          [The following table represents a bar chart in the printed prospectus.]

          Year-by-Year % Total Returns as of 12/31

'99	64.17
'00	9.29
'01	-23.62

Best Quarter:	(4th ‘99)	42.25%
Worst Quarter:	(3rd ‘01)	(35.78)%

Average Annual Total Returns as of 12/31/2001
	1 year	Life of Fund*
MFS Mid Cap Growth	(23.62)%	8.85%
Russell 2000	2.49)%	0.80%
Lipper Mid Cap	(18.52)%	3.88%
Russell Mid Cap Growth	(20.15)%	3.39%
* The fund commenced operations on March 23, 1998.

          MFS Research Portfolio

          Goals and Investments

Fund’s Objective:	Long-term growth of capital and future income	Investment Adviser: Subadviser:	TAMIC Massachusetts Financial Services
Key Investments:	Common stock	Portfolio Manager:	Team of Equity Research Analysts

          Selection Process: The Fund normally invests at least 80% of its net assets in common stock of companies of any size. A committee of investment research analysts allocates the Fund’s assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Fund’s investment objective within their assigned industry responsibility. The Fund focuses on companies that the subadviser believes have favorable prospects for:

                long-term growth
                superior management
                dominant or growing market share
                attractive valuations based on current
                and expected earnings or cash flow

            Principal Risks: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, including smaller companies risk, where market values may be more erratic and stocks more thinly traded than the general market. Other principal risks are foreign securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, and other factors. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the SAI.

            Additional Investments, Investment Strategies and Techniques: The Fund’s investments may include securities traded on securities exchanges or in over-the-counter markets and up to 20% of its net assets may be invested in foreign securities. The Fund may also invest in convertible securities and fixed-income securities, including up to 10% in lower-quality fixed-income securities and comparable unrated securities (“junk bonds”). For a complete list of all investments available to the Fund, please refer to Appendix of this Prospectus.

            Fund Performance

            The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the Standard & Poor’s 500 Index. Past performance can give some indication of the Fund’s risk, but does not guarantee future results

            [The following table represents a bar chart in the printed prospectus.]

            Year-by-Year % Total Returns as of 12/31

'99	23.67
'00	-5.58
'01	-22.45

Best Quarter:	(4th ‘99)	21.17%
Worst Quarter:	(3rd ‘01)	(19.37)%

Average Annual Total Returns as of 12/31/2001
	1 year	Life of Fund*
MFS Research	(22.45)%	(1.14)%
S&P 500	(11.88)%	2.60%
* The fund commenced operations on March 23, 1998.

            MFS Value Portfolio
            Goals and Investments

Fund’s Objective:	Capital appreciation and reasonable income	Investment Adviser: Subadviser:	TAMIC Massachusetts Financial Services
Key Investments:	Income producing equity securities of large companies	Portfolio Manager:	Lisa B. Nurme Steven R. Gorham

            Selection Process: The Fund normally invests at least 65% of its net assets in income producing equity securities of companies that MFS believes are undervalued in the market relative to their long term potential. While the Fund may invest in companies of any size, the Fund generally focuses on undervalued companies with large market capitalizations. The equity securities of these companies may be undervalued because they are temporarily out of favor due to:

                a decline in the market
                poor economic conditions
                developments that have affected or may affect the issuer of the securities or the issuer’s industry the market has overlooked them

              MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. This means that the securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management abilities) performed by the Fund’s portfolio managers and MFS’s large group of equity research analysts. The Fund may invest in foreign securities through which it may have exposure to foreign currencies.

              Principal Risks: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably. Other principal risks are interest rate risk and foreign market securities risk. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the SAI.

              Additional Investments, Investment Strategies and Techniques: The Fund may invest in various other types of securities and engage in other investment techniques and strategies that are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to the Appendix of this prospectus.

              Fund Performance

              The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the Russell 1000 Index. Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

              [The following table represents a bar chart in the printed prospectus.]

              Year-by-Year % Total Returns as of 12/31

'99	23.67
'00	-5.58
'01	1.00

Best Quarter:	(2nd ‘99)	13.58%
Worst Quarter:	(3rd ‘99)	(13.52)%

Average Annual Total Returns as of 12/31/2001
	1 Year	Life of Fund*
MFS Value Portfolio	1.00%	3.47%
Russell 1000	(12.45)%	(0.67)%
* The fund commenced operations on July 20, 1998.

              Social Awareness Stock Portfolio

              Goals and Investments

Fund’s Objective:	Long-term capital appreciation and retention of net investment income	Investment Adviser:	SBFM
Key Investments:	Equity securities of large and mid-sized companies	Portfolio Manager:	William Theriault

              Selection Process: The Fund normally invests at least 80% of its assets in equity securities (“80% investment policy”). The Fund seeks to invest in companies that meet our investment screen and, when possible, certain social criteria. The Fund avoids investing in companies if a significant portion of their revenue comes from: (1) producing tobacco, tobacco products, alcohol, or military defense systems, or (2) providing military defense related services, or (3) gambling services. In addition, to the extent the manager is able to find them, the manager seeks to invest in companies with a record of environmental awareness, fairness in the workplace, and sensitivity to the community. The Fund’s manager uses a “growth at a reasonable price” approach to evaluate stocks demonstrating potential capital growth based upon the following characteristics:

                    earnings growth and predictability
                    leading/strong market positions
                    experienced management team
                    established record of profitability
                    strong financial position
                    established industry position
                    industry with positive growth outlook

                Principal Risks: This Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the SAI.

                Additional Investments, Investment Strategies and Techniques: The Fund may also invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to the Appendix of this prospectus.

                Fund Performance

                The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the Standard & Poor’s 500 Index. Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

                [The following table represents a bar chart in the printed prospectus.]

                Year-by-Year % Total Returns as of 12/31

'93	7.55
'94	-2.69
'95	33.37
'96	19.98
'97	27.28
'98	32.27
'99	15.84
'00	-0.49
'01	-15.71

Best Quarter:	(4th ‘98)	24.56%
Worst Quarter:	(3rd ‘01)	(18.24)%

Average Annual Total Returns as of 12/31/2001
	1 Year	5 Year	Life of Fund*
Social Awareness	(15.71)%	10.34%	12.03%
S&P 500	(11.88)%	10.73%	13.39%
* The fund commenced operations on May 1,1992.

                Travelers Quality Bond Portfolio

                Goals and Investments

Fund’s Objective:	Current income, moderate capital volatility and total return	Investment Adviser:	TAMIC
Key Investments:	Investment-grade bonds and debt securities and money market instruments	Portfolio Manager:	F. Denney Voss

                Selection Process: The Fund normally invests at least 80% of its assets in investment-grade bonds and debt securities (“80% investment policy”). Investment-grade bonds and debt securities are those rated within the three highest categories by Standard & Poors Ratings Group, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the adviser. No more than 25% of the Fund’s assets will be invested in any one industry. The adviser weighs yield, maturity and credit and other risk information in selecting investments. In selecting individual securities, the adviser looks for favorable yield, maturity, issue classification and quality characteristics. The adviser expects that the Fund’s investments generally will maintain an average duration of 5 years or less.

                Principal Risks: The Fund is most subject to fixed-income securities risk, where market values move in the opposite direction of interest rates. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the SAI.

                Additional Investments, Investment Strategies and Techniques: In complying with the Fund’s 80% investment policy, the Fund may invest in commercial paper that is rated in the top category by S&P, Moody’s or any other nationally recognized statistical rating organization. Investment in longer term obligations may be made if the adviser concludes that the investment yields justify a longer term commitment. From time to time, the Fund may also purchase new government or agency securities on a “when-issued” basis. For a complete list of all investments available to the Fund, please refer to the Appendix of this prospectus.

                Fund Performance

                The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the Lehman Intermediate Government/Corporate Bond Index (“LIG/CBI”). Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

                [The following table represents a bar chart in the printed prospectus.]

                Year-by-Year % Total Returns as of 12/31

'97	7.14
'98	8.49
'99	1.09
'00	6.97
'01	7.13

Best Quarter:	(1st ‘01)	4.73%
Worst Quarter:	(4th ‘01)	(2.06)%

Average Annual Total Returns as of 12/31/2001
	1 year	5 Year	Life of Fund*
Quality Bond	7.13%	6.13%	6.43%
LIG/CBI	8.96%	7.10%	7.40%
* The fund commenced operations on August 30, 1996.

                U.S. Government Securities Portfolio

                Goals and Investments

Fund’s Objective:	Highest credit quality, current income, and total return	Investment Adviser:	TAMIC
Key Investments:	U.S. Treasury notes and bonds and obligations of U.S. government instrumentalities and federal agencies	Portfolio Manager:	Richard John

                Selection Process: The Fund normally invests at least 80% of its assets in securities issued, guaranteed or otherwise backed by the U.S. Government, its instrumentalities and agencies (“80% investment policy”). The portfolio manager selects longer duration investments with a focus on income. The portfolio manager considers factors such as interest-rate trends and the yield curve. The Fund may buy when-issued or to-be-announced securities. The instrumentalities, government sponsored enterprises, and federal agency obligations in which the Fund may invest include, but are not limited to, the following:

                      Government National Mortgage Association
                      Federal Housing Administration
                      Export-Import Bank of the United States
                      Small Business Administration
                      Student Loan Marketing Association
                      Tennessee Valley Authority
                      Resolution Funding Corporation
                      Farm Credit System
                      Federal National Mortgage Association
                      Federal Home Loan Mortgage Corporation

                  Principal Risks: The Fund is most subject to fixed-income securities risk, where market values move in the opposite direction of interest rates. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the SAI.

                  Additional Investments, Investment Strategies and Techniques: The Fund may invest in various other types of securities and engage in other investment techniques and strategies that are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to the Appendix of this prospectus.

                  Fund Performance

                  The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the Merrill Lynch U.S. Treasury/Agency Master Index and an equally weighted average of the Merrill Lynch U.S. Treasuries 15+ Years Index and the Merrill Lynch Mortgage Master Index (“Composite Index”). Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

                  [The following table represents a bar chart in the printed prospectus.]

                  Year-by-Year % Total Returns as of 12/31

'93	7.9
'94	-5.64
'95	24.42
'96	1.46
'97	12.62
'98	10.2
'99	-4.23
'00	14.53
'01	5.82
Best Quarter:	(2nd ‘95)	9.10%
Worst Quarter:	(1st ‘96)	(4.71)%

Average Annual Total Returns as of 12/31/2001
	1 year	5 year	Life of Fund*
U.S. Govt. Sec.	5.82%	7.57%	7.37%
ML U.S. Treas./Agency	7.18%	7.39%	7.35%
Composite	7.44%	6.42%	8.13%
* The fund commenced operations on January 24, 1992.

                  Utilities Portfolio

                  Goals and Investments

Fund’s Objective:	Current income. Secondarily, long-term capital appreciation.	Investment Adviser:	SBFM
Key Investments:	Equity and fixed-income securities of companies in the utilities industry.	Portfolio Manager:	William Theriault

                  Selection Process: The Fund normally invests at least 80% of its assets in securities of companies engaged in the utilities industry (“80% investment policy”). A company is considered to be engaged in the utility industry if at least 50% of gross income or net profits is derived from utility operations, or 50% of its assets are devoted to utility operations, or it is regulated as a utility by a governmental body. Utilities may include those companies that are engaged in the manufacture, production, generation, transmission and sale of electric and gas energy, and those engaged in the communications field, including entities such as telephone, telegraph, satellite, and microwave, and government-regulated utilities (excluding public broadcasting) that provide public communication facilities. The Fund may invest in companies of any size. In selecting stocks demonstrating above-average dividend yield, the manager uses a value approach based upon the following characte ristics:

                        sustainable dividend growth
                        leading/strong market positions
                        experienced management team
                        established record of profitability
                        strong financial position
                        strong cash flow
                        attractive restructuring potential

                    Principal Risks: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, and sector risk, where market values are impacted by a concentration in utility stocks that perform differently from the general market. The Fund may be subject to foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. Other principal risks may be fixed-income securities risk, where market values move in the opposite direction of interest rates, and lower-quality fixed-income risks, where market values are subject to credit risks of issuers who may default or otherwise fail to make timely debt payments. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the SAI.

                    Additional Investments, Investment Strategies and Techniques: The Fund may also invest up to 20% of its assets in equity and fixed income securities of non-utility companies, lower-quality fixed-income securities (“junk bonds”) and foreign (including emerging market) securities. For a complete list of all investments available to the Fund, please refer to the Appendix of this prospectus.

                    Fund Performance

                    The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund’s performance with the Standard & Poors Utility Index (“S&P Utility”) and the Standard & Poor’s 500 Index (“S&P 500”). Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

                    [The following table represents a bar chart in the printed prospectus.]

                    Year-by-Year % Total Returns as of 12/31

'95	29.29
'96	7.47
'97	25.29
'98	18.21
'99	-0.08
'00	24.26
'01	-23.00

Best Quarter:	(3rd ‘00)	17.52%
Worst Quarter:	(3rd ‘01)	(17.25)%

Average Annual Total Returns as of 12/31/2001
	1 year	5 year	Life of Fund*
Utilities Portfolio	(23.00)%	7.20%	9.66%
S&P Utility	(30.40)%	7.63%	3.02%
S&P 500	(11.88)%	10.73%	14.03%
* The fund commenced operations on February 4, 1994.

                    Investments and Practices

                    Each Fund invests in various instruments subject to its particular investment policies. The Funds may invest in some or all of the following, as indicated below and in the SAI. For a free copy of the SAI, see the back cover of this prospectus. No Fund guarantees that it will reach its investment objective, and an investment in any Fund may lose money.

Equities (All Funds except U.S. Government Securities)	Equity securities include common and preferred stock, warrants, rights, depositary receipts and shares, trust certificates, and real estate instruments. Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer’s earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors Equity securities that are traded over-the-counter may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in purchasing or selling these securities at a fair price.

Sectors (Federated Stock Portfolio, MFS Emerging Growth, Utilities Portfolio)	Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently from other sectors or from the market as a whole. As the adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic business or other developments that generally affect that sector. Because the Utilities Fund concentrates its investments in one industrial sector, its investments may be subject to greater market risk and market fluctuations than a fund investing in a broader range of investment alternatives. The Fund may be subject to risks that are inherent to the utilities industry, such as:
                      Difficulty in financing large construction programs during an inflationary period
                      Increased costs and reduced availability of certain fuels
                      Delays and increased costs associated with nuclear power An emerging growth fund may invest in fewer sectors than other funds.

Fixed-Income Investments (All Funds)	Fixed-income securities include U.S. Government obligations, certificates of deposit, and short-term money market instruments. Fixed-income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as short-term interest rates fall and decreases as short-term interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond’s price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

Lower-Quality Fixed-Income Securities (Large Cap, MFS Mid Cap Growth, MFS Emerging Growth, Federated High Yield, Equity Income, MFS Research, MFS Value)	High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of the security).

Foreign Securities Investments (Convertible Securities, MFS Emerging Growth, MFS Mid Cap Growth, Federated High Yield, Federated Stock, Equity Income, Travelers Quality Bond, Large Cap, Lazard International, MFS Research, MFS Value)	An investment in foreign securities involves risk in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Fund also bears “information” risk associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets. Foreign securities may be less liquid than U.S. securities.

Emerging Market Investments (Convertible Securities, MFS Emerging Growth, MFS Mid Cap Growth, Federated High Yield, Federated Stock, Large Cap, Lazard International, MFS Research, MFS Value)	Emerging markets offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions, such as currency controls or seizure of private business or property may be more likely in emerging markets.

Derivatives And Hedging Techniques (Convertible Securities, Travelers Quality Bond, MFS Emerging Growth, MFS Mid Cap Growth, Federated Stock, Equity Income, Disciplined Mid Cap, Disciplined Small Cap, Large Cap, Lazard International, MFS Research, MFS Value, U.S. Government)	Derivative contracts, such as futures and options on securities, may be used for any of the following purposes:
                      To hedge against the economic impact of adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates
                      As a substitute for buying or selling securities
                      To enhance return Forward foreign currency contracts may be used to hedge against foreign currency exposure Even a small investment in derivative contracts can have a big impact on a Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing. For a more complete description of derivative and hedging techniques and their associated risks, please refer to the SAI.

Other Risk Factors

Selection Risk (All Funds)	Fund investors are subject to selection risk in that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

Temporary Defensive Positions (All Funds except Equity Income and Large Cap)	The Funds may depart from principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in various types of money market, preferred stock and short-term debt securities. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Temporary Defensive Positions (Equity Income and Large Cap)	The Funds reserve the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Portfolio Turnover (Disciplined Mid Cap Stock, MFS Emerging Growth, MFS Mid Cap Growth, MFS Research, U.S. Government Securities)	The Funds may actively trade portfolio securities in an attempt to achieve their investment objective. Active trading will cause the Funds to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Funds’ trading costs and may have an adverse impact on the Funds’ performance.

Non-Diversification (MFS Mid Cap Growth)	The MFS Mid Cap Growth Portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund’s losses from adverse events affecting a particular issuer.

Investment Objectives (All Funds)	Each Fund’s investment objective and, unless noted as fundamental, its investment policies may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund’s investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

80% Investment Policy (Convertible Securities, Disciplined Mid Cap, Equity Income, Federated High Yield, Federated Stock, Large Cap, Lazard International Stock, MFS Mid Cap Growth, Social Awareness Stock, Travelers Quality Bond, U.S. Government Securities, Utilities)	Each Fund will notify shareholders at least 60 days’ prior to changing its 80% investment policy.

                    Management

                    Investment Adviser

                    Travelers Asset Management International Company LLC (“TAMIC”) provides investment advice and, in general, supervises the management and investment program for all the funds described in this prospectus except the Social Awareness Stock Portfolio and the Utilities Portfolio. TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup Inc. TAMIC also acts as an investment adviser or subadviser for:

                        other investment companies used to fund variable products
                        individual and pooled pension and profit-sharing accounts
                        domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)
                        nonaffiliated insurance companies

                    For the year ended December 31, 2001, each Fund’s annual management fee rate is:

Fund	Annual Management Fee* (as a percentage of the fund’s average daily net assets)

Convertible Securities Portfolio	0.60%
Disciplined Mid Cap Stock Portfolio	0.70%
Equity Income Portfolio	0.75%
Federated High Yield Portfolio	0.65%
Federated Stock Portfolio	0.625%
Large Cap Portfolio	0.75%
Lazard International Stock Portfolio	0.825%
MFS Emerging Growth Portfolio	0.75%
MFS Mid Cap Growth Portfolio	0.80%
MFS Research Portfolio	0.80%
MFS Value Portfolio	0.75%
Travelers Quality Bond Portfolio	0.3233%
U.S Government Securities Portfolio	0.3233%

                    Smith Barney Fund Management LLC. (“SBFM”) provides investment advice and, in general, supervises and manages the investment program for the Social Awareness Stock Portfolio and the Utilities Portfolio. SBFM is a registered investment adviser and affiliate of The Travelers Insurance Company. It has been in the investment counseling business since 1968. Its principal offices are located at 125 Broad Street, New York, New York, and it is a wholly owned subsidiary of Citigroup Inc. SBFM also renders investment advice to a wide variety of individual, institutional, and investment company clients.

                    For the year ended December 31, 2001, the Social Awareness Stock Portfolio paid SBFM an amount equivalent on an annual basis a fee computed as follows:

Annual Management Fee*	Aggregate Net Asset Value of the Fund
0.65% of the first	$ 50,000,000 plus
0.55% of the next	$ 50,000,000 plus
0.45% of the next	$100,000,000 plus
0.40% of the over	$200,000,000

                    For the year ended December 31, 2001, the Utilities Portfolio paid SBFM an amount equivalent on an annual basis to 0.65% of its average daily net assets.

                    The Subadvisers and Portfolio Managers

                    TAMIC is the sole manager of the Convertible Securities Portfolio, Travelers Quality Bond Portfolio, and the U.S. Government Securities Portfolio. SBFM is the sole manager of Social Awareness Stock Portfolio and Utilities Portfolio. Each of the other Funds’ investments are managed by a subadviser which is supervised by TAMIC. The table below sets forth the name of each subadviser, if any, and portfolio manager, if any, including the business experience of each Fund’s portfolio manager for the past 5 years.

Fund	Portfolio Manager and Subadviser	Business Experience (1996 To Present)

Convertible Securities Portfolio	David A. Tyson (since 5/98) TAMIC (No subadviser)	Chairman and Chief Investment Officer, TAMIC

Disciplined Mid Cap Stock Portfolio	Sandip Bhagat (since 4/97) TIMCO 100 First Stamford Place Stamford, CT	President and Chief Executive Officer, TIMCO

Equity Income Portfolio	Stephen DuFour (since 3/99) Fidelity Management & Research Co. (“FMR”) 82 Devonshire Street Boston, MA 02109-3614	Portfolio Manager for mutual funds and other trust accounts for FMR and Fidelity Management Trust Company

Federated High Yield Portfolio	Mark E. Durbiano (since 8/96) Federated Investment Counseling Federated Investors Tower Pittsburgh, PA 15222-3779	Senior Vice President, Federated Investors

	Nathan H. Kehm (since 5/01) Federated Investment Counseling Federated Investors Tower Pittsburgh, PA 15222-3779	Vice President, Portfolio Manager

Federated Stock Portfolio	Michael P. Donnelly (since 11/97) Federated Investment Counseling Federated Investors Tower Pittsburgh, PA 15222-3779	Senior Vice President, Federated Investment Counseling

	Kevin R. McCloskey (since 8/99) Federated Investments Counseling Federated Investors Tower Pittsburgh, PA 15222-3779	Vice President, Federated Investment Counseling

Fund	Portfolio Manager and Subadviser	Business Experience (1995 To Present)
Large Cap Portfolio	Karen Firestone (since 4/98) FMR 82 Devonshire Street Boston, MA 02109-3614	Portfolio Manager or Portfolio Analyst of mutual funds and other trust accounts for FMR and for Fidelity Management Trust Company

Lazard International Stock Portfolio	Herbert W. Gullquist
                    (since 8/96)
                    Lazard Asset Management
                    30 Rockefeller Plaza
                    New York, NY 10112-6300 John R. Reinsberg
                    (since 8/96)
                    Lazard Asset Management
                    30 Rockefeller Plaza
	New York, NY 10112-6300	Managing Director and Vice Chairman, Lazard Freres & Co. LLC Managing Director and Chief Investment Officer, Lazard Asset Management

MFS Emerging Growth Portfolio	Investment Committee (since 5/02) Massachusetts Financial Services Co. (“MFS”) 500 Boylston Street Boston, MA	N/A

MFS Mid Cap Growth Portfolio	Team of Portfolio Managers (since 5/02) MFS 500 Boylston Street Boston, MA	N/A

MFS Research Portfolio	Team of Equity Research Analysts (since 5/98) MFS 500 Boylston Street Boston, MA	N/A

MFS Value Portfolio	Lisa B. Nurme (since 5/01 – Ms. Nurme is on sabbatical from 5/28/02 to 9/3/02) MFS 500 Boylston Street Boston, MA Steven R. Gorham (since 1/02) MFS 500 Boylston Street Boston, MA	Senior Vice President, MFS Senior Vice President, MFS

Fund	Portfolio Manager and Subadviser	Business Experience (1995 To Present)
Social Awareness Stock Portfolio	William Theriault (since 8/01) SBFM (No subadviser)	Director, Portfolio Manager, SBFM

Travelers Quality Bond Portfolio	F. Denney Voss (since 3/95) TAMIC (No subadviser)	Executive Vice President, TAMIC

U.S. Government Securities Portfolio	Richard John (since 1/99) TAMIC One Tower Square Hartford, CT 06183 (No subadviser)	Senior Vice President, TAMIC

Utilities Portfolio	William Theriault (since 8/01) SBFM (No subadviser)	Director, Portfolio Manager, SBFM

                    Legal Proceedings

                    There are no pending legal proceedings affecting the Trust, and it has been advised by TAMIC, TIMCO, Federated Investors, Fidelity Management & Research, Lazard Freres & Co., LLC, Massachusetts Financial Services and SBFM that none of them have any material pending legal proceedings affecting them.

                    Shareholder Transactions and Pricing

                    Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Travelers. The term “shareholder” as used in this prospectus refers to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund’s custodian receives payment. The separate accounts to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.

                    The Trust currently issues 16 series or Funds, each with only one class of shares. All shares participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Trust. Shares are redeemable, transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

                    Pricing of Fund Shares

                    The offering price of Fund shares is the net asset value or NAV of a single share. Normally NAV is computed as of 4:00 p.m. Eastern time each day the New York Stock Exchange (“Exchange”) is open. NAV is calculated by adding the value of a Fund’s investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

                    Each Fund’s assets are valued primarily based on market value. Short-term money market instruments with remaining maturities of sixty days or less are valued using the amortized-cost method. This method approximates market value and minimizes the effect of changes in a security’s market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded; the value is then converted into U.S. dollars from the local currency. In cases where market quotations are not readily available or, for foreign securities, if the values have been materially impacted by events occurring after the closing of a foreign market, an asset is valued at fair value as determined in good faith by the Trust’s Board of Trustees (“Board”). However, this procedure is not used to determine the value of the securities owned by a Fund if, in the opinion of the Board or the committee appointed by the Board, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded off an exchange) would more accurately reflect the fair market value of such securities.

                    Purchases and Redemptions

                    Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in the accompanying separate account prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

                    Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund’s investment portfolio between purchase and redemption.

                    The Trust computes each Fund’s NAV for purchases and redemptions as of 4:00 p.m. Eastern Time on the day the Trust has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.

                    The Trust retains the right to refuse a purchase order. The Trust may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.

                    Tax Consequences of Dividends and Distributions

                    Capital gains and dividends are distributed in cash or reinvested in additional Fund shares, without a sales charge. The Trust expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

                    Each Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code. Further, each Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

                    Financial Highlights
                    Convertible Securities Portfolio
                    (formerly Convertible Bond Portfolio)

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 4 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Years ended December 31,

	2001(1)	2000(1)	1999(1)	1998(2)

Net Asset Value, Beginning of Year	$12.06	$11.69	$9.86	$10.00
Income (Loss) From Operations:
Net investment income(3)(4)	0.47	0.58	0.46	0.22
Net realized and unrealized gain (loss)(4)	(0.56)	0.85	1.38	(0.12)
Total Income (Loss) From Operations	(0.09)	1.43	1.84	0.10
Less Distributions From:
Net investment income	(0.21)	(0.25)	—	(0.22)
Net realized gains	(0.44)	(0.81)	(0.01)	(0.02)
Total Distributions	(0.65)	(1.06)	(0.01)	(0.24)
Net Asset Value, End of Year	$11.32	$12.06	$11.69	$9.86
Total Return	(0.82)%	12.51%	18.70%	0.98%‡
Net Assets, End of Year (000’s)	$50,356	$26,294	$11,238	$4,617
Ratios to Average Net Assets:
Expenses(3)(5)	0.79%	0.80%	0.80%	0.80% †
Net investment income(4)	3.95	4.76	4.33	4.31 †
Portfolio Turnover Rate	56%	48%	79%	7%

                    ______________

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the period from May 1, 1998 (commencement of operations) to December 31, 1998.

(3)	Travelers Insurance has agreed to reimburse the Portfolio for expenses in the amounts of $18,530, $32,000 and $24,996 for the years ended December 31, 2000, December 31, 1999 and the period ended December 31, 1998, respectively. If such expenses were not reimbursed, the per share decrease in net investment income and the actual expense ratios would have been as follows:

Per Share Decreases in Net Investment Income			Expense Ratios Without Expense Reimbursement

2000	1999	1998	2000	1999	1998
$0.01	$0.05	$0.05	0.90%	1.23%	1.86%†
(4)	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. As required, the Fund began amortizing premium and all discounts on fixed-income securities. Without the adoption of the change in this accounting method, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 3.99%. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.

(5)	As a result of a voluntary expense limitation, the ratio of expenses will not exceed 0.80%.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

                    Financial Highlights

                    Disciplined Mid Cap Stock Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Years ended December 31,

	2001(1)	2000(1)	1999(1)	1998	1997(2)

Net Asset Value, Beginning of Year	$17.26	$15.61	$14.34	$12.47	$10.00
Income (Loss) From Operations:
Net investment income(3)	0.06	0.08	0.02	0.04	0.06
Net realized and unrealized gain (loss)..	(0.78)	2.46	1.84	2.05	3.37
Total Income (Loss) From
Operations....	(0.72)	2.54	1.86	2.09	3.43
Less Distributions From:
Net investment income	(0.04)	(0.03)	(0.02)	—	(0.06)
Net realized gains	(1.09)	(0.86)	(0.57)	(0.22)	(0.90)
Total Distributions	(1.13)	(0.89)	(0.59)	(0.22)	(0.96)
Net Asset Value, End of Year	$15.41	$17.26	$15.61	$14.34	$12.47
Total Return	(4.02)%	16.61%	13.47%	16.91%	34.38%‡
Net Assets, End of Year (000’s)	$113,348	$95,216	$45,068	$19,460	$6,169
Ratios to Average Net Assets:
Expenses(3)(4)	0.83%	0.88%	0.95%	0.95%	0.95%†
Net investment income	0.37	0.49	0.28	0.48	0.85 †
Portfolio Turnover Rate	40%	67%	71%	109%	74%

                    ______________

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the period from April 1, 1997 (commencement of operations) to December 31, 1997.

(3)	Travelers Insurance has waived all or a portion of its fees for the years ended December 31, 1999, December 31, 1998 and the period ended December 31, 1997. In addition, Travelers Insurance has reimbursed the Portfolio for $13,500, $29,138 and $3,564 of the Portfolio’s expenses for the years ended December 31, 1999, December 31, 1998 and for the period ended December 31, 1997. If such fees were not waived or expenses not reimbursed, the per share decrease in net investment income and the actual expense ratios would have been as follows:

	Per Share Decreases in Net Investment Income	Expense Ratios Without Fee Waivers and Reimbursement

1999	$0.01	0.99%
1998	0.02	1.22
1997	0.08	1.82 †

(4)	As a result of voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

                    Financial Highlights

                    Equity Income Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by PriceWaterhouseCoopers LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Years ended December 31,

	2001		2000	1999	1998	1997

Net Asset Value, Beginning of Period	$16.26		$15.05	$15.41	$13.91	$11.09
Income From Investment Operations:
Net investment income(D)	.20	(A)	.13	.13	.18	.21
Net realized and unrealized gain (loss)	(1.27	)(A)	1.24	.59	1.53	3.32
Total From Investment Operations	(1.07)		1.37	.72	1.71	3.53
Less Distributions:
From Net investment income	(.16)		(.16)	(.12)	(.13)	(.12)
From Net realized gains	(.04)		—	(.63)	(.08)	(.59)
In excess of net realized gain	—		—	(.33)	—	—
Total Distributions	(.20)		(.16)	(1.08)	(.21)	(.71)
Net Asset Value, End of Period	$14.99		$16.26	$15.05	$15.41	$13.91
Total Return(B,C)	(6.61)%		9.13%	4.92%	12.38%	32.05%
Ratios to Average Net Assets(E)
Expenses before expense reductions	.85%		.87%	.88%	1.09%	1.90%
Expenses net of voluntary waivers, if any	.85%		.87%	.88%	.95%	.95%
Expenses net of all reductions	.79%		.82%	.82%	.94%	.95%
Net investment income	1.28	% (A)	1.17%	.85%	1.22%	1.60%
Supplemental Data
Net Assets, End of Period (000’s)	$200,389		$170,727	$130,553	$79,198	$22,139
Portfolio Turnover Rate	121%		151%	201%	34%	52%

                    ______________

(A)	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income to average net assets would have been 1.19%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

(B)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of those charges would reduce the total returns shown.

(C)	Total returns would have been lower had certain expenses not been reduced during the periods shown.

(D)	Calculated based on average shares outstanding during the period.

(E)	Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

                    Financial Highlights

                    Federated High Yield Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Years ended December 31,

	2001(1)	2000	1999	1998	1997

Net Asset Value, Beginning of Year........	$9.50	$11.44	$11.11	$11.34	$10.42
Income (Loss) From Operations:
Net investment income (2)(3)	0.97	1.25	1.01	0.71	0.60
Net realized and unrealized gain (loss) (3).	(0.77)	(2.11)	(0.67)	(0.18)	1.01
Total Income (Loss) From Operations	0.20	(0.86)	0.34	0.53	1.61
Less Distributions From:
Net investment income	(1.15)	(1.08)	(0.00)*	(0.71)	(0.60)
Net realized gains	—	—	(0.01)	(0.05)	(0.09)
Total Distributions	(1.15)	(1.08)	(0.01)	(0.76)	(0.69)
Net Asset Value, End of Year	$8.55	$9.50	$11.44	$11.11	$11.34
Total Return	1.94%	(8.15)%	3.10%	4.71%	15.45%
Net Assets, End of Year (000’s)	$39,522	$38,736	$49,816	$40,989	$14,049
Ratios to Average Net Assets:
Expenses (2)(4)	0.89%	0.88%	0.84%	0.90%	0.95%
Net investment income (3)	10.45	10.61	9.15	8.60	8.82
Portfolio Turnover Rate	44%	19%	23%	31%	43%

                    ______________

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	Travelers Insurance has waived all or a portion of its fees for the year ended December 31, 1997. If such fees were not waived or expenses not reimbursed, the per share decrease in net investment income and the actual expense ratios would have been $0.01 and 1.14%, respectively.

(3)	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. As required, the Fund began amortizing premium and all discounts on fixed-income securities. Without the adoption of this change in the accounting method, for the year ended December 31, 2001, those amounts would have been $0.98, $(0.78) and 10.51% for the net investment income, net realized and unrealized loss and ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

*	Amount represents less than $0.01 per share.

                    Financial Highlights

                    Federated Stock Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Years ended December 31,

	2001(1)	2000	1999	1998	1997

Net Asset Value, Beginning of Year	$15.99	$16.34	$15.66	$13.83	$11.10
Income From Operations:
Net investment income(2)	0.16	0.21	0.16	0.13	0.10
Net realized and unrealized gain	0.11	0.33	0.68	2.33	3.60
Total Income From Operations	0.27	0.54	0.84	2.46	3.70
Less Distributions From:
Net investment income	(0.20)	(0.18)	—	(0.13)	(0.10)
Net realized gains	(0.66)	(0.71)	(0.16)	(0.50)	(0.87)
Total Distributions	(0.86)	(0.89)	(0.16)	(0.63)	(0.97)
Net Asset Value, End of Year	$15.40	$15.99	$16.34	$15.66	$13.83
Total Return	1.67%	3.77%	5.34%	17.84%	33.41%
Net Assets, End of Year (000’s)	$44,244	$44,813	$49,612	$35,420	$12,100
Ratios to Average Net Assets:
Expenses (2)(3)	0.81%	0.82%	0.82%	0.91%	0.95%
Net investment income	0.99	1.23	1.14	1.14	1.11
Portfolio Turnover Rate	14%	24%	23%	31%	74%

                    ______________

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	Travelers Insurance has waived all or a portion of its fees for the year ended December 31, 1997. If such fees were not waived or expenses not reimbursed, the per share decrease in net investment income and the actual expense ratios would have been $0.02 and 1.16%, respectively.

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

                    Financial Highlights

                    Large Cap Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by PriceWaterhouseCoopers LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Years ended December 31,

	2001		2000	1999	1998	1997

Net Asset Value, Beginning of Period	$16.81		$21.11	$17.44	$13.50	$11.29
Income From Investment Operations:
Net investment income(A)	.07		.03	.05	.04	.07
Net realized and unrealized gain (loss)	(2.98)		(3.05)	4.94	4.73	2.54
Total From Investment Operations	(2.91)		(3.02)	4.99	4.77	2.61
Less Distributions:
From net investment income	(.07)		(.02)	(.03)	(.02)	(.04)
In excess of net investment income	—		(.01)	—	—	—
From net realized gain	(.01)		(.94)	(1.29)	(.81)	(.36)
In excess of net realized gain	—		(.31)	—	—	—
Total Distributions	(.08)		(1.28)	(1.32)	(.83)	(.40)
Net Asset Value, End of Period	$13.82		$16.81)	$21.11	$17.44	$13.50
Total Return(B,C)	(17.33)%		(14.48)%	29.24%	35.65%	23.41%
Ratios to Average Net Assets(D)
Expenses before expense reductions	.83%		.84%	.87%	1.23%	2.65%
Expenses net of voluntary waivers, if any	.83%		84%	.87%	.95%	.95%
Expenses net of all reductions	.78%		.82%	.85%	.94%	.95%
Net investment income	.50	% (A)	.15%	.25%	.23%	.55%
Supplemental Data
Net Assets, End of Period (000’s)	$249,292		$277,897	$202,128	$52,599	$12,070
Portfolio Turnover Rate	131%		96%	90%	112%	60%

                    ______________

(A)	Calculated based on average shares outstanding during the period.

(B)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

(C)	Total returns would have been lower had certain expenses not been reduced during the periods shown.

(D)	Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

                    Financial Highlights

                    Lazard International Stock Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Years ended December 31,

	2001(1)	2000(1)	1999(1)	1998(1)	1997

Net Asset Value, Beginning of Year	$13.15	$15.65	$12.88	$11.57	$10.78
Income (Loss) From Operations:
Net investment income (2)	0.11	0.13	0.17	0.10	0.05
Net realized and unrealized gain (loss)	(3.50)	(1.88)	2.63	1.37	0.87
Total Income (Loss) From
Operations	(3.39)	(1.75)	2.80	1.47	0.92
Less Distributions From:
Net investment income	(0.02)	(0.32)	(0.03)	(0.04)	(0.09)
Net realized gains	(0.44)	(0.43)	(0.00)*	(0.12)	(0.04)
Total Distributions	(0.46)	(0.75)	(0.03)	(0.16)	(0.13)
Net Asset Value, End of Year	$9.30	$13.15	$15.65	$12.88	$11.57
Total Return	(26.19)%	(11.50)%	21.78%	12.59%	8.50%
Net Assets, End of Year (000’s)	$120,241	$140,831	$118,557	$53,008	$14,229
Ratios to Average Net Assets:
Expenses(2)(3)	1.01%	1.02%	1.06%	1.25%	1.25%
Net investment income	1.01	0.92	1.25	0.78	0.66
Portfolio Turnover Rate	81%	39%	35%	44%	22%

                    ______________

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	Travelers Insurance has waived all or a portion of its fees the year ended December 31, 1997. If such fees were not waived or expenses not reimbursed, the per share decrease in net investment income and the actual expense ratios would have been $0.03 and 1.76%, respectively.

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.

*	Amount represents less than $0.01 per share.

                    Financial Highlights

                    MFS Emerging Growth Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Year Ended December 31,

	2001(1)	2000(1)	1999(1)	1998(1)	1997

Net Asset Value, Beginning of Year	$22.60	$29.82	$16.87	$12.56	$10.55
Income (Loss) From Operations:
Net investment loss (2)	(0.02)	(0.05)	(0.06)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	(8.20)	(5.70)	13.01	4.38	2.26
Total Income (Loss) From Operations	(8.22)	(5.75)	12.95	4.31	2.23
Less Distributions From:
Net investment income	—	—	—	—	—
Net realized gains	(3.38)	(1.47)	—	—	(0.21)
Capital	—	—	—	—	(0.01)
Total Distributions	(3.38)	(1.47)	—	—	(0.22)
Net Asset Value, End of Year	11.00	22.60	$29.82	$16.87	$12.56
Total Return	(36.18)%	(20.13)%	76.76%	34.32%	21.15%
Net Assets, End of Year (000’s)	$257,614	$420,481	$412,954	$170,059	$70,347
Ratios to Average Net Assets:
Interest expense	0.00%*	0.04%	—	—	—
Operating expenses (2)(3)	0.89	0.86	0.87%	0.89%	0.95%
Total expenses	0.89	0.90	0.87	0.89	0.95
Net investment loss	(0.12)	(0.18)	(0.29)	(0.47)	(0.40)
Portfolio Turnover Rate	266%	203%	168%	77%	94%

                    ______________

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	Travelers Insurance has waived all or a portion of its fees for the year ended December 31, 1997. If such fees were not waived or expenses not reimbursed, the per share decrease in net investment income and the actual expense ratios (including interest expense) would have been $0.01 and 1.05%, respectively.

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets (excluding interest expense) will not exceed 0.95%.

*	Percentage represents less than 0.01%.

                    Financial Highlights

                    MFS Mid Cap Growth Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 4 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Year Ended December 31,

	2001(1)	2000(1)	1999(1)	1998(1)(2)

Net Asset Value, Beginning of Year	$16.75	$16.43	$10.05	$10.00
Income (Loss) From Operations:
Net investment loss (3)	(0.06)	(0.05)	(0.04)	(0.02)
Net realized and unrealized gain (loss)	(3.90)	1.69	6.46	0.07
Total Income (Loss) From Operations	(3.96)	1.64	6.42	0.05
Less Distributions From:
Net realized gains	(2.98)	(1.32)	(0.04)	—
Total Distributions	(2.98)	(1.32)	(0.04)	—
Net Asset Value, End of Year	$9.81	$16.75	$16.43	$10.05
Total Return	(23.62)%	9.29%	64.17%	0.50	%‡
Net Assets, End of Year (000’s)	$278,504	$314,150	$94,124	$13,234
Ratios to Average Net Assets:
Expenses (3)(4)	0.92%	0.90%	1.00%	1.00	%†
Net investment loss	(0.49)	(0.30)	(0.33)	(0.25	)†
Portfolio Turnover Rate	96%	143%	162%	100%

                    ______________

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period from March 23, 1998 (commencement of operations) to December 31, 1998.

(3)	Travelers Insurance has agreed to reimburse the Portfolio for the expenses in the amounts of $27,304 and $32,634 for the year ended December 31, 1999 and the period ended December 31, 1998, respectively. In addition, If such expenses were not reimbursed, the decrease in net investment income and the actual expense ratios would have been as follows:

Decreases in Net Investment Income Per Share		Expense Ratios (including interest expense) Without Expense Reimbursement

1999	1998	1999	1998
$0.01	$0.04	1.07%	1.62%†
(4)	As a result of a voluntary expense limitation, the ratio of expenses (excluding interest expense) to average net assets will not exceed 1.00%.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

                    Financial Highlights

                    MFS Research Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 4 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Year Ended December 31,

	2001(1)	2000(1)	1999(1)	1998(2)

Net Asset Value, Beginning of Year	$12.15	$13.06	$10.56	$10.00
Income (Loss) From Operations:
Net investment income (loss) (3)	0.01	(0.01)	0.00 *	0.01
Net realized and unrealized gain (loss)	(2.74)	(0.70)	2.50	0.57
Total Income (Loss) From Operations	(2.73)	(0.71)	2.50	0.58
Less Distributions From:
Net investment income	(0.00)*	—	—	(0.02)
Net realized gains	(0.65)	(0.20)	—	—
Capital	—	—	—	(0.00	)*
Total Distributions	(0.65)	(0.20)	—	(0.02)
Net Asset Value, End of Year	$8.77	$12.15	$13.06	$10.56
Total Return	(22.45)%	(5.58)%	23.67%	5.77	%‡
Net Assets, End of Year (000’s)	$165,928	$222,953	$152,073	$37,870
Ratios to Average Net Assets:
Interest expense	0.00%#	0.02%	—	—
Operating expenses (4)	0.92	0.92	0.99%	1.00	%†
Total expenses(3)	0.92	0.94	0.99	1.00
Net investment income (loss)	0.10	(0.07)	0.02	0.42	†
Portfolio Turnover Rate	98%	86%	85%	54%

                    ______________

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period from March 23, 1998 (commencement of operations) to December 31, 1998.

(3)	Travelers Insurance has agreed to reimburse the MFS Research Portfolio for expenses in the amounts of $41,049 for the period ended December 31, 1998. If such expenses were not reimbursed, the decrease in net investment income and the actual expense ratios would have been as follows:

Decreases in Net Investment Income Per Share		Expense Ratios (including interest expense) Without Expense Reimbursement

1999	1998	1999	1998
N/A	$0.01	N/A	1.37†
(4)	As a result of a voluntary expense limitation, the ratio of expenses (excluding interest expense) to average net assets will not exceed 1.00%.

*	Amount represents less than $0.01 per share.

#	Percentage represents less than 0.01% per share.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

                    Financial Highlights

                    MFS Value Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 4 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Year Ended December 31,

	2001(1)	2000(1)	1999(1)	1998(2)

Net Asset Value, Beginning of Year	$10.89	$9.93	$9.46	$10.00
Income (Loss) From Operations:
Net investment income (3)	0.11	0.11	0.13	0.05
Net realized and unrealized gain (loss)	(0.00)*	1.02	0.34	(0.54)
Total Income (Loss) From Operations	0.11	1.13	0.47	(0.49)
Less Distributions From:
Net investment income	(0.08)	(0.08)	—	(0.05)
Net realized gains	(0.09)	(0.09)	—	(0.00)*
Total Distributions	(0.17)	(0.17)	—	(0.05)
Net Asset Value, End of Year	$10.83	$10.89	$9.93	$9.46
Total Return	1.00%	11.59%	4.97%	(4.94)%‡
Net Assets, End of Year (000’s)	$32,295	$23,326	$19,908	$8,463
Ratios to Average Net Assets:
Expenses (3)(4)	1.00%	1.00%	0.99%	0.99%†
Net investment income	1.01	1.05	1.26	1.47 †
Portfolio Turnover Rate	123%	54%	41%	2%

                    ______________

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the period from July 20, 1998 (commencement of operations) to December 31, 1998.

(3)	Travelers Insurance has agreed to reimburse the Portfolio for expenses in the amounts of $28,095, $15,528, $24,087 and $17,700 for the years ended December 31, 2001, 2000 and 1999 and the period ended December 31, 1998, respectively. If such expenses were not reimbursed, the per share decrease in net investment income and the actual expense ratios would have been as follows:

Per Share Decrease in Net Investment Income				Expense Ratio Without Expense Reimbursement

2001	2000	1999	1998	2001	2000	1999	1998
$0.01	$0.01	$0.02	$0.02	1.11%	1.07%	1.15%	1.64%†
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.

*	Amount represents less than $0.01 per share.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

                    Financial Highlights

                    Social Awareness Stock Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Year Ended December 31,

	2001(1)	2000(1)	1999(1)	1998	1997

Net Asset Value, Beginning of Year	$28.76	$29.42	$25.92	$20.06	$15.76
Income (Loss) From Operations:
Net investment income	0.11	0.14	0.13	0.10	0.15
Net realized and unrealized gain (loss)	(4.63)	(0.29)	3.93	6.30	4.15
Total Income (Loss) From Operations	(4.52)	(0.15)	4.06	6.40	4.30
Less Distributions From: (2)
Net investment income	(0.10)	(0.16)	(0.09)	(0.12)	—
Net realized gains	—	(0.35)	(0.47)	(0.42)	—
Total Distributions	(0.10)	(0.51)	(0.56)	(0.54)	—
Net Asset Value, End of Year	$24.14	$28.76	$29.42	$25.92	$20.06
Total Return	(15.71)%	(0.49)%	15.84%	32.27%	27.28%
Net Assets, End of Year (000’s)	$83,344	$81,184	$68,239	$39,482	$21,013
Ratios to Average Net Assets:
Expenses(3)	0.74%	0.75%	0.80%	0.84%	0.98%
Net investment income	0.45	0.48	0.69	0.63	0.97
Portfolio Turnover Rate	22%	33%	12%	14%	19%

                    ______________

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	Distributions from realized gains include both net realized short-term and long-term capital gains.

(3)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

*	Amount represents less than $0.01 per share.

                    Financial Highlights

                    Travelers Quality Bond Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Year Ended December 31,

	2001(1)	2000(1)	1999(1)	1998	1997

Net Asset Value, Beginning of Year	$11.00	$10.82	$10.76	$10.36	$10.10
Income (Loss) From Operations:
Net investment income (2)(3)	0.59	0.73	0.64	0.37	0.43
Net realized and unrealized gain (loss) (3)	0.20	0.00 *	(0.51)	0.51	0.29
Total Income From Operations	0.79	0.73	0.13	0.88	0.72
Less Distributions From:
Net investment income	(0.40)	(0.55)	(0.00)*	(0.37)	(0.43)
Net realized gains	—	—	(0.07)	(0.11)	(0.03)
Total Distributions	(0.40)	(0.55)	(0.07)	(0.48)	(0.46)
Net Asset Value, End of Year	$11.39	$11.00	$10.82	$10.76	$10.36
Total Return	7.13%	6.97%	1.09%	8.49%	7.14%
Net Assets, End of Year (000’s)	$151,915	$73,366	$59,338	$35,507	$9,468
Ratios to Average Net Assets:
Expenses (2)(4)	0.45%	0.49%	0.54%	0.63%	0.75%
Net investment income (3)	5.14	6.81	5.86	5.51	5.80
Portfolio Turnover Rate	225%	157%	357%	364%	295%

                    ______________

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	Travelers Insurance has waived all or a portion of its fees for the year ended December 31, 1997. If such fees were not waived or expenses not reimbursed, the per share decrease in net investment income and the actual expense ratios would have been $0.03 and 1.13%, respectively.

(3)	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. As required, the Fund began amortizing premium and all discounts on fixed-income securities. Without the adoption of this change in the accounting method, for the year ended December 31, 2001, those amounts would have been $0.61, $0.18 and 5.31% for the net investment income, net realized and unrealized gain and ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.75%.

*	Amount represents less than $0.01 per share.

                    Financial Highlights

                    U.S. Government Securities Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Year Ended December 31,

	2001(1)	2000(1)	1999(1)	1998(1)	1997(1)

Net Asset Value, Beginning of Year	$12.22	$11.30	$11.80	$11.65	$10.86
Income (Loss) From Operations:
Net investment income	0.69	0.74	0.68	0.49	0.58
Net realized and unrealized gain (loss)	0.02	0.84	(1.18)	0.70	0.79
Total Income (Loss) From Operations	0.71	1.58	(0.50)	1.19	1.37
Less Distributions From: (2) Net investment income	(0.49)	(0.66)	(0.00)*	(0.50)	(0.58)
Net realized gains	—	—	—	(0.54)	—
Total Distributions	(0.49)	(0.66)	(0.00)*	(1.04)	(0.58)
Net Asset Value, End of Year	$12.44	$12.22	$11.30	$11.80	$11.65
Total Return	5.82%	14.53%	(4.23)%	10.20%	12.62%
Net Assets, End of Year (000’s)	$126,491	$90,970	$61,623	$66,454	$35,279
Ratios to Average Net Assets:
Expenses (3)	0.45%	0.48%	0.48%	0.45%	0.49%
Net investment income	5.55	6.46	5.97	5.31	6.10
Portfolio Turnover Rate	327%	289%	164%	349%	208%

                    ______________

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	Distributions from realized gains include both net realized short-term and long-term capital gains.

(3)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

*	Amount represents less than $0.01 per share.

                    Financial Highlights

                    Utilities Portfolio

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Year Ended December 31,

	2001(1)	2000(1)	1999(1)	1998	1997

Net Asset Value, Beginning of Year	$19.22	$15.91	$17.18	$15.29	$12.22
Income (Loss) From Operations:
Net investment income	0.37	0.43	0.41	0.37	0.46
Net realized and unrealized gain (loss)	(4.65)	3.36	(0.36)	2.33	2.63
Total Income (Loss) From Operations	(4.28)	3.79	0.05	2.70	3.09
Less Distributions From (2) Net investment income	(0.30)	(0.45)	(0.40)	(0.42)	(0.01)
Net realized gains	(0.77)	(0.03)	(0.92)	(0.39)	(0.01)
Total Distributions	(1.07)	(0.48)	(1.32)	(0.81)	(0.02)
Net Asset Value, End of Year	$13.87	$19.22	$15.91	$17.18	$15.29
Total Return	(23.00)%	24.26%	(0.08)%	18.21%	25.29%
Net Assets, End of Year (000’s)	$39,433	$48,456	$31,413	$32,909	$21,413
Ratios to Average Net Assets:
Expenses(3)	0.81%	0.84%	0.88%	0.80%	1.06%
Net investment income	2.18	2.47	2.41	3.06	3.58
Portfolio Turnover Rate	20%	22%	10%	51%	68%

                    ______________

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	Distributions from realized gains include both net realized short-term and long-term capital gains.

(3)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

                    Appendix A

                    Each Fund invests in various instruments subject to its particular investment policies. The Funds invest in some or all of the following, as indicated below. These techniques and practices are described together with their risks, in the SAI.

Investment Technique	Convertible Securities Portfolio	Disciplined Mid Cap	Equity Income	Federated High Yield	Federated Stock

Affiliated Bank Transactions			X
American Depositary Receipts	X		X	X	X
Asset-Backed Mortgage Securities	X			X	X
Bankers’ Acceptances	X	X	X	X	X
Buying Put and Call Options	X	X	X	X	X
Certificates of Deposit	X	X	X	X	X
Commercial Paper	X	X	X	X	X
Convertible Securities	X		X	X	X
Corporate Asset-Backed Securities	X		X	X	X
Debt Securities	X	X	X	X	X
Emerging Market Securities	X		X	X	X
Equity Securities	X	X	X	X	X
Floating & Variable Rate Instruments	X	X	X	X	X
Foreign Securities	X		X	X	X
Forward Contracts on Foreign Currency			X
Futures Contracts	X	X	X		X
High-Yield, High-Risk Bonds			X	X	X
Illiquid Securities	X	X	X	X	X
Indexed Securities	X		X
Index Futures Contracts	X	X	X		X
Investment Company Securities	X	X	X	X	X
Investment in Unseasoned Companies	X	X	X	X	X
Lending Portfolio Securities	X	X	X	X	X
Letters of Credit	X	X	X	X	X
Loan Participations			X	X	X
Options on Foreign Currencies			X
Options on Index Futures Contracts	X	X	X		X
Options on Stock Indices		X	X		X
Other Direct Indebtedness			X	X	X
Real Estate-Related Instruments	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X
Short Sales “Against the Box”	X		X	X	X
Short-Term Money Market Instruments	X	X	X	X	X
Swap Agreements			X	X
Temporary Bank Borrowing	X	X	X	X	X
U.S. Government Securities	X	X	X	X	X
Variable Amount Master Demand Notes	X	X	X	X	X
When-Issued & Delayed Delivery Securities	X	X	X	X	X
Writing Covered Call Options	X	X	X	X	X

Investment Technique	Large Cap	Lazard International Stock	MFS Emerging Growth	MFS Mid Cap Growth	MFS Research

Affiliated Bank Transactions	X
American Depositary Receipts	X	X	X	X	X
Asset-Backed Mortgage Securities	X	X
Bankers’ Acceptances	X	X	X	X	X
Buying Put and Call Options	X	X	X	X	X
Certificates of Deposit	X	X	X	X	X
Commercial Paper	X	X	X	X	X
Convertible Securities	X	X	X	X	X
Corporate Asset-Backed Securities	X
Debt Securities	X	X	X	X	X
Emerging Market Securities	X	X	X	X	X
Equity Securities	X	X	X	X	X
Floating & Variable Rate Instruments	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Forward Contracts on Foreign Currency	X	X	X	X	X
Futures Contracts	X	X	X	X	X
High-Yield, High-Risk Bonds	X		X	X
Illiquid Securities	X	X	X	X	X
Indexed Securities	X	X			X
Index Futures Contracts	X	X	X	X	X
Investment Company Securities	X	X	X	X	X
Investment in Unseasoned Companies	X	X	X	X	X
Lending Portfolio Securities	X	X	X	X	X
Letters of Credit	X	X	X	X	X
Loan Participations	X
Options on Foreign Currencies	X	X	X	X	X
Options on Index Futures Contracts	X	X	X	X	X
Options on Stock Indices	X	X	X	X	X
Other Direct Indebtedness	X
Real Estate-Related Instruments	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X
Reverse Repurchase Agreements	X	X		X	X
Short Sales “Against the Box”	X	X	X	X	X
Short-Term Money Market Instruments	X	X	X	X	X
Swap Agreements	X	X
Temporary Bank Borrowing	X	X	X	X	X
U.S. Government Securities	X	X	X	X	X
Variable Amount Master Demand Notes	X	X	X	X	X
When-Issued & Delayed Delivery Securities	X	X	X	X	X
Writing Covered Call Options	X	X	X	X	X

Investment Technique	MFS Value	Social Awareness Stock	Travelers Quality Bond	U.S. Gov’t Securities	Utilities	Zero Coupon Bond Fund (Series 2005)

Affiliated Bank Transactions
American Depositary Receipts	X	X	X			X
Asset-Backed Mortgage Securities	X		X	X		X
Bankers’ Acceptances	X		X	X	X	X
Buying Put and Call Options	X	X		X	X	X
Certificates of Deposit	X	X	X	X	X	X
Commercial Paper	X	X	X	X	X	X
Convertible Securities	X	X	X			X
Corporate Asset-Backed Securities	X		X			X
Debt Securities	X	X	X	X		X
Emerging Market Securities	X	X				X
Equity Securities	X	X	X		X	X
Floating & Variable Rate Instruments	X	X	X	X	X	X
Foreign Securities	X	X	X			X
Forward Contracts on Foreign Currency	X	X
Futures Contracts	X	X	X	X	X	X
High-Yield, High-Risk Bonds	X		X
Illiquid Securities	X	X	X	X	X	X
Indexed Securities	X	X	X
Index Futures Contracts	X	X	X	X	X	X
Investment Company Securities	X	X	X	X		X
Investment in Unseasoned Companies	X	X	X		X	X
Lending Portfolio Securities	X	X	X	X	X
Letters of Credit	X	X	X	X	X
Loan Participations	X
Options on Foreign Currencies	X	X
Options on Index Futures Contracts	X	X	X	X	X	X
Options on Stock Indices	X	X			X
Other Direct Indebtedness	X
Real Estate-Related Instruments	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X
Short Sales “Against the Box”		X			X
Short-Term Money Market Instruments	X	X	X	X	X	X
Swap Agreements	X
Temporary Bank Borrowing	X	X	X	X	X	X
U.S. Government Securities	X	X	X	X	X	X
Variable Amount Master Demand Notes	X	X	X	X	X	X
When-Issued & Delayed Delivery Securities	X	X	X	X	X	X
Writing Covered Call Options	X	X		X	X	X

                    The Travelers Series Trust

                    Investors who want more information about a Fund can obtain a SAI, which provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about a Fund’s investments is available in its annual and semi-annual reports to shareholders. A Fund’s annual report provides a discussion of the market conditions and investment strategies that particularly impact the Fund’s performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the Fund, do one of the following:

CALL — 1-800-842-9368
WRITE—ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
ACCESS THE SEC’S WEBSITE — http://www.sec.gov

                    Investors may also obtain the above referenced documents from the SEC by sending a letter and duplication fee to the SEC’s Public Reference Section, Washington, D.C. 20549-6009. Information on the operation of the reference room may be obtained by calling the SEC at 1-800-SEC-0330.

                    (1940 Act # 811-6465)

                    THE TRAVELERS SERIES TRUST
                    Zero Coupon Bond Fund Portfolio
                    (Series 2005)

                    Goal — High consistent total return
                    with preservation of capital

                    The Travelers Series Trust (the “Trust”) is an open-end management investment company (mutual fund) consisting of multiple portfolios, each with its own investment objective and policies. Only the portfolio (the “Fund”) listed above is described in this prospectus.

                    Fund shares are offered only to separate accounts of The Travelers Insurance Company and The Travelers Life and Annuity Company (together, “The Travelers”). The Fund serves as a funding option for certain variable annuity and variable life insurance contracts issued by The Travelers.

                    ONE TOWER SQUARE
                    HARTFORD, CONNECTICUT 06183
                    TELEPHONE 1-800-842-9368

                    Prospectus

                    May 1, 2002

                    Table of Contents

Goals and Investments	1	Legal Proceedings	5
Fund Performance	2	Shareholder Transactions and Pricing	5
Investments and Practices	3	Tax Consequences of Dividends
Management	5	and Distributions	6
Investment Adviser	5	Financial Highlights	7
Portfolio Manager	5	Appendix	A-1

                    The Securities and Exchange Commission (“SEC”) has not approved the Fund’s Shares as an investment and has not determined that this Prospectus is complete or accurate. It is against the law for anyone to tell you otherwise. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                    Zero Coupon Bond Fund Portfolio (Series 2005)

                    Goals and Investments

Fund’s Objective:	High consistent total return with preservation of capital	Investment Adviser:	Travelers Asset Management International Company LLC (“TAMIC”)
Key Investments:	Zero coupon securities	Portfolio Manager:	David A. Tyson

                    Selection Process: The Fund normally invests at least 80% of its assets in zero coupon securities (“80% investment policy”). A zero coupon security pays no cash income but is acquired at a substantial discount from its value at maturity. These securities may be issued by the U.S. Government, domestic corporations, or foreign issuers. The Fund also may invest the remaining 20% of its assets in non-zero coupon securities, such as common stock, bonds and money market instruments.

                    Principal Risks: The Fund is most subject to fixed-income securities risk, where market values move in the opposite direction of interest rates, and sector risk, where market values are impacted by a concentration in zero coupon bonds that tend to be more volatile than the general market. The Fund may be subject to foreign markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the Fund’s Statement of Additional Information (“SAI”).

                    Additional Investments, Investment Strategies and Techniques: The Fund’s investments include foreign securities. For a complete list of all investments available to the Fund, please see Appendix A of this prospectus.

                    Maturity Date: The Portfolio matures on the third Friday of December of 2005 (the “Target Date”). On the Portfolio’s Target Date, the Portfolio will be converted to cash and the investor may invest in another of the funding options in the contract. If an investor does not complete an instruction form directing what should be done with liquidation proceeds, the proceeds will be automatically invested in the Smith Barney Money Market Portfolio or Travelers Money Market Portfolio, as applicable, and the investor will be notified of such event.

                    1

                    Fund Performance

                    The chart and tables below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by Travelers. The tables compare the Fund’s performance with the Merrill Lynch Zero Coupon Index (10 year). Past performance can give some indication of the Fund’s risk but does not guarantee future results.

                    [The table below represents a bar chart in the printed prospectus.]

                    Year-by-Year Total Returns as of 12/31

'96	0.9
'97	11.63
'98	12.26
'99	-5.42
'00	14.13
'01	6.41

Best Quarter:	3rd (‘98)	8.03%
Worst Quarter:	1st (‘99)	(2.97)%

Average Annual Total Returns as of 12/31/2001
	1 year	5 year	Life of Fund
Zero Coupon (Series 2005)	6.41%	7.56%	6.99%
Merrill Lynch Zero (10 yr.)	9.30%	6.16%	7.85%

* Fund commenced operations on October 11, 1995.

                    2

                    Investments and Practices

                    The Fund invests in various instruments subject to its investment policy. The Fund may invest in all of the following, as described in the overview for the Fund, and in the SAI. For a free copy of the SAI, see the back cover of this prospectus. No Fund guarantees it will reach its investment objective, and you may lose money by investing in any fund.

Fixed Income Investments	The Fund may invest in fixed-income securities. Fixed-income securities include U.S. Government obligations, certificates of deposit, and short-term money market instruments. Fixed- income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Zero Coupon Securities:	If shares of the Fund are redeemed prior to the Fund’s maturity, an investor may experience a significantly different investment return than was anticipated at the time of purchase.

                    Because they do not pay interest, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates.

Proceeds from the sale of zero securities may not be reinvested at the same interest rate which was available at the time of purchase.

Generally:	The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as short-term interest rates fall and decreases as short-term interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond’s price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage- backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

Equities	Equity securities include common and preferred stock, warrants, rights, depositary receipts and shares, trust certificates, and real estate instruments.

Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company.

                    3

Foreign Securities Investments	An investment in foreign securities involves risk in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Fund also bears “information” risk associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets. Foreign securities may be less liquid than U.S. securities.

Derivatives And Hedging Techniques	Derivative contracts, such as futures and options on securities, may be used for any of the following purposes:
·To hedge against the economic impact of adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates
·As a substitute for buying or selling securities
·To enhance return
Forward foreign currency contracts may be used to hedge against foreign currency exposure

                    Even a small investment in derivative contracts can have a big impact on a Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.

For a more complete description of derivative and hedging techniques and their associated risks, please refer to the SAI

Selection Risk	Fund investors are subject to selection risk in that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

Investment Objectives	The Fund’s investment objective and, unless noted as fundamental, its investment policies may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the Fund’s investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

80% Investment Policy	The Fund will notify shareholders at least 60 days’ prior to changing its 80% investment policy.

                    4

                    Management

                    Investment Adviser

                    Travelers Asset Management International Company LLC (“TAMIC”) provides investment advice, and, in general, supervises and manages the investment program for the Fund. TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup, Inc. TAMIC also acts as an investment adviser or subadviser for:

                        other investment companies used to fund variable products
                        individual and pooled pension and profit-sharing accounts
                        domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)
                        nonaffiliated insurance companies

                    For the year ended December 31, 2001, the Zero Coupon Bond Fund Portfolio paid TAMIC a fee equal on an annual basis to 0.10% of the average daily net assets of the Portfolio. This percentage also reflects the maximum advisory fee payable to TAMIC.

                    Portfolio Manager

                    The Zero Coupon Bond Fund Portfolio is managed by David A. Tyson, Ph.D., CFA. Mr. Tyson is currently Senior Vice President and the head of Traveler’s Portfolio Management Group. His previous responsibilities include managing The Travelers Derivatives, Mortgage-Backed and Quantitative Investment Groups. Mr. Tyson joined Travelers in 1985 and TAMIC in 1994.

                    Legal Proceedings

                    There are no material pending legal proceedings affecting the Trust, and it has been advised by TAMIC there are no material pending legal proceedings affecting TAMIC.

                    Shareholder Transactions and Pricing

                    Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Travelers. The term “shareholder” as used in this prospectus refers to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund’s custodian receives payment. The separate accounts to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.

                    The Trust currently issues 16 series or Funds, each with only one class of shares. All shares participate equally in dividends and distributions and have equal voting, liquidation and other rights. All shares of a Fund participate equally in dividends and distributions and have equal voting liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Trust. Shares are redeemable, transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

                    Pricing of Fund Shares

                    The offering price of Fund shares is the net asset value or NAV of a single share. Normally NAV is computed as of the close of trading (usually 4:00 p.m. Eastern time) each day the New York Stock Exchange (“Exchange”) is open. NAV is calculated by adding the value of a Fund’s investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

                    5

                    The Fund’s assets are valued primarily based on market value. Short-term money market instruments with remaining maturities of sixty days or less are valued using the amortized-cost method. This method approximates market value and minimizes the effect of changes in a security’s market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded; the value is then converted into U.S. dollars from the local currency. In cases where market quotations are not readily available or, for foreign securities, if the values have been materially impacted by events occurring after the closing of a foreign market, an asset is valued at fair value as determined in good faith by the Trust’s Board of Trustees (“Board”). However, this procedure is not used to determine the value of the securities owned by a Fund if, in the opinion of the Board or the committee appointed by the Board, some other method (e.g., closing over- the-counter bid prices in the case of debt instruments traded off an exchange) would more accurately reflect the fair market value of such securities.

                    Purchases and Redemptions

                    Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in the accompanying separate account prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

                    Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund’s investment portfolio between purchase and redemption.

                    The Trust computes each Fund’s NAV for purchases and redemptions as of 4:00 p.m. Eastern time on the day that the Trust has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.

                    The Trust retains the right to refuse a purchase order. The Trust may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.

                    Tax Consequences of Dividends and Distributions

                    Capital gains and dividends are distributed in cash or reinvested in additional Fund shares, without a sales charge. The Trust expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

                    The Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

                    6

                    Financial Highlights

                    ZERO COUPON BOND FUND PORTFOLIO

                    The financial highlights table provides information to help you understand the Fund’s financial performance for the past 5 periods. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements is included in the annual report to shareholders, which is available upon request.

	Year Ended December 31,

	2000(1)	1999	1998	1997	1996

Net Asset Value, Beginning of Year	$11.56	$10.65	$11.26	$10.53	$9.97
Income (Loss) From Operations:
Net investment income (2)	0.61	0.67	0.62	0.55	0.60
Net realized and unrealized gain (loss)	0.13	0.79	(1.23)	0.74	0.56
Total Income (Loss) From Operations	0.74	1.46	(0.61)	1.29	1.16
Less Distributions From:
Net investment income	(0.50)	(0.55)	—	(0.56)	(0.60)
Net realized gains	(0.02)	—	—	—	—
Total Distributions	(0.52)	(0.55)	—	(0.56)	(0.60)
Net Asset Value, End of Year	$11.78	$11.56	$10.65	$11.26	$10.53
Total Return	6.41%	14.13%	(5.42)%	12.26%	11.63%
Net Assets, End of Year (000’s)	$5,744	$4,346	$3,001	$3,170	$2,054
Ratios to Average Net Assets:
Expenses (2)(3)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	5.18	6.07	5.68	5.63	6.11
Portfolio Turnover Rate	16%	30%	18%	3%	9%

                    __________________

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the years ended December 31, 2001, 2000, 1999, 1998 and 1997, Travelers Insurance reimbursed the Portfolio for $57,934, $46,621, $55,152, $38,063 and $28,361 in expenses, respectively. If such expenses were not reimbursed, the per share decrease to net investment income and actual expense ratios would have been as follows:

	Per Share Decreases to Net Investment Income	Expense Ratios Without Expense Reimbursement
2001	$ 0.13	1.28%
2000	0.14	1.44
1999	0.20	1.95
1998	0.14	1.61
1997	0.13	1.52

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.15%.

                    7

                    Appendix A

                    Zero Coupon Bond Fund Portfolio

                    The Fund invests in various instruments subject to their investment objective. The following techniques and practices are all available to the Fund, and are described, together with their risks, in the SAI.

                    Investments and Investment Techniques Available to the Fund:

                    American Depositary Receipts
                    Asset-Backed Mortgage Securities Bankers Acceptances
                    Buying Put and Call Options
                    Certificates of Deposit
                    Commercial Paper
                    Convertible Securities
                    Corporate Asset-Backed Securities
                    Debt Securities
                    Emerging Market Securities
                    Equity Securities
                    Floating and Variable Rate Instruments
                    Foreign Securities
                    Futures Contracts
                    Illiquid Securities
                    Index Futures Contracts
                    Investment Company Securities
                    Investment in Unseasoned Companies
                    Options on Index Futures Contracts
                    Real Estate-Related Instruments
                    Repurchase Agreements
                    Short-Term Money Market Instruments
                    Temporary Bank Borrowing
                    U.S. Government Securities
                    Variable Amount Master Demand Notes
                    When-Issued Delayed Delivery Securities
                    Writing Covered Call Options

                    A-1

                    THIS PAGE INTENTIONALLY LEFT BLANK.

                    TRAVELERS SERIES TRUST

                    ZERO COUPON BOND FUND PORTFOLIO
                    (Series 2005)

                    Investors who want more information about the Fund can obtain the Fund’s SAI that provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about the Fund’s investments is available in its annual and semi-annual reports to shareholders. The Fund’s annual report provides a discussion of the market conditions and investment strategies that particularly impact the Fund’s performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the fund, do one of the following:

CALL — 1-800-842-9368
WRITE—ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
ACCESS THE SEC’S WEBSITE — http://www.sec.gov

                    Investors may also obtain the above referenced documents from the SEC by sending a letter and duplication fee to the SEC’s Public Reference Section, Washington, D.C. 20549-6009. Information on the operation of the reference room may be obtained by calling the SEC at 1-800-SEC-0330.

                    (1940 Act # 811-6465)

                    L - 12962

                                     PART B

                      INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                    STATEMENT OF ADDITIONAL INFORMATION

                           THE TRAVELERS SERIES TRUST

                        CONVERTIBLE SECURITIES PORTFOLIO
                      (FORMERLY CONVERTIBLE BOND PORTFOLIO)
                       DISCIPLINED MID CAP STOCK PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                         FEDERATED HIGH YIELD PORTFOLIO
                            FEDERATED STOCK PORTFOLIO
                               LARGE CAP PORTFOLIO
                      LAZARD INTERNATIONAL STOCK PORTFOLIO
                          MFS EMERGING GROWTH PORTFOLIO
                          MFS MID CAP GROWTH PORTFOLIO
                             MFS RESEARCH PORTFOLIO
                               MFS VALUE PORTFOLIO
                        SOCIAL AWARENESS STOCK PORTFOLIO
                        TRAVELERS QUALITY BOND PORTFOLIO
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                               UTILITIES PORTFOLIO
                  ZERO COUPON BOND FUND PORTFOLIO (SERIES 2005)

                                   May 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read this SAI with the applicable The Travelers Series Trust's prospectus dated May 1, 2002 and the 2001 annual shareholder report. Investors may obtain a free copy of the prospectus and annual shareholder report by writing or calling us at:

                         The Travelers Insurance Company
                                Annuity Services
                                One Tower Square
                        Hartford, Connecticut 06183-5030
                     Phone number 860-277-0111 (collect); or
                            800-842-9368 (toll free)

or by accessing the Securities and Exchange Commission's website at
http://www.sec.gov.

                    TABLE OF CONTENTS

                                       i

                    INVESTMENT OBJECTIVES, POLICIES, RISKS AND CERTAIN RESTRICTIONS

The Travelers Series Trust is registered with the Securities and Exchange
Commission ("SEC"), as an open-end management investment company, and is organized as a business trust under the laws of the Commonwealth of
Massachusetts. An Agreement and Declaration of Trust dated October 11, 1991 (the
"Declaration of Trust") authorizes the Board of Trustees ("Board") to divide the
Trust's shares into two or more series related to separate investment portfolios
(Funds) and further allows the Board to establish additional series at any time.

The Trust is currently divided into multiple Funds, each with its own investment objective, policies and restrictions. Each Fund except MFS Mid Cap Growth
Portfolio is diversified under the Investment Company Act of 1940, as amended
(the "1940 Act"). There can be no assurance that a Fund will achieve its investment objective.

Each Fund's investment objective and, unless noted as fundamental, its investment policies may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policyowner selected as appropriate at the time of investment.

Listed below for quick reference are the other types of investments that each
Fund may make and its investment techniques. Any investments, policies and restrictions generally are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances. More detailed information about the Funds' investments and investment techniques follows the chart.

                                       1

                    -------------------------------------------------------------------------------------------------------------------
                                             CONVERTIBLE    DISCIPLINED     EQUITY       FEDERATED     FEDERATED
INVESTMENT TECHNIQUE                          SECURITIES      MID CAP       INCOME      HIGH YIELD       STOCK
                                              PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Affiliated Bank Transactions                                                   X
-------------------------------------------------------------------------------------------------------------------
American Depositary Receipts                      X                            X             X             X
-------------------------------------------------------------------------------------------------------------------
Asset-Backed Mortgage Securities                  X                                          X             X
-------------------------------------------------------------------------------------------------------------------
Bankers' Acceptances                              X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Buying Put and Call Options                       X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Certificates of Deposit                           X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Commercial Paper                                  X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Convertible Securities                            X                            X             X             X
-------------------------------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities                 X                            X             X             X
-------------------------------------------------------------------------------------------------------------------
Debt Securities                                   X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Emerging Market Securities                        X                            X             X             X
-------------------------------------------------------------------------------------------------------------------
Equity Securities                                 X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Floating & Variable Rate Instruments              X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Foreign Securities                                X                            X             X             X
-------------------------------------------------------------------------------------------------------------------
Forward Contracts on Foreign Currency                                          X
-------------------------------------------------------------------------------------------------------------------
Futures Contracts                                 X              X             X                           X
-------------------------------------------------------------------------------------------------------------------
High-Yield, High-Risk Bonds                                                    X             X             X
-------------------------------------------------------------------------------------------------------------------
Illiquid Securities                               X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Indexed Securities                                X                            X
-------------------------------------------------------------------------------------------------------------------
Index Futures Contracts                           X              X             X                           X
-------------------------------------------------------------------------------------------------------------------
Investment Company Securities                     X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Investment in Unseasoned Companies                X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Lending Portfolio Securities                      X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Letters of Credit                                 X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Loan Participations                                                            X             X             X
-------------------------------------------------------------------------------------------------------------------
Options on Foreign Currencies                                                  X
-------------------------------------------------------------------------------------------------------------------
Options on Index Futures Contracts                X              X             X                           X
-------------------------------------------------------------------------------------------------------------------
Options on Stock Indices                                         X             X                           X
-------------------------------------------------------------------------------------------------------------------
Other Direct Indebtedness                                                      X             X             X
-------------------------------------------------------------------------------------------------------------------
Real Estate-Related Instruments                   X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                             X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                     X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Short Sales "Against the Box"                     X                            X             X             X
-------------------------------------------------------------------------------------------------------------------
Short-Term Money Market Instruments               X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Swap Agreements                                                                X             X
-------------------------------------------------------------------------------------------------------------------
Temporary Bank Borrowing                          X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                        X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Variable Amount Master Demand Notes               X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
When-Issued & Delayed Delivery Securities         X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Writing Covered Call Options                      X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------

                                       2

                    -------------------------------------------------------------------------------------------------------------------
                                              LARGE CAP       LAZARD          MFS           MFS           MFS
INVESTMENT TECHNIQUE                                       INTERNATIONAL   EMERGING       MID CAP      RESEARCH
                                                               STOCK        GROWTH        GROWTH
-------------------------------------------------------------------------------------------------------------------
Affiliated Bank Transactions                      X
-------------------------------------------------------------------------------------------------------------------
American Depositary Receipts                      X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Asset-Backed Mortgage Securities                  X              X
-------------------------------------------------------------------------------------------------------------------
Bankers' Acceptances                              X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Buying Put and Call Options                       X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Certificates of Deposit                           X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Commercial Paper                                  X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Convertible Securities                            X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities                 X
-------------------------------------------------------------------------------------------------------------------
Debt Securities                                   X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Emerging Market Securities                        X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Equity Securities                                 X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Floating & Variable Rate Instruments              X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Foreign Securities                                X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Forward Contracts on Foreign Currency             X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Futures Contracts                                 X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
High-Yield, High-Risk Bonds                       X                            X             X
-------------------------------------------------------------------------------------------------------------------
Illiquid Securities                               X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Indexed Securities                                X              X                                         X
-------------------------------------------------------------------------------------------------------------------
Index Futures Contracts                           X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Investment Company Securities                     X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Investment in Unseasoned Companies                X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Lending Portfolio Securities                      X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Letters of Credit                                 X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Loan Participations                               X
-------------------------------------------------------------------------------------------------------------------
Options on Foreign Currencies                     X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Options on Index Futures Contracts                X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Options on Stock Indices                          X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Other Direct Indebtedness                         X
-------------------------------------------------------------------------------------------------------------------
Real Estate-Related Instruments                   X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                             X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                     X              X                           X             X
-------------------------------------------------------------------------------------------------------------------
Short Sales "Against the Box"                     X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Short-Term Money Market Instruments               X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Swap Agreements                                   X              X
-------------------------------------------------------------------------------------------------------------------
Temporary Bank Borrowing                          X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                        X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Variable Amount Master Demand Notes               X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
When-Issued & Delayed Delivery Securities         X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------
Writing Covered Call Options                      X              X             X             X             X
-------------------------------------------------------------------------------------------------------------------

                                       3

                    -----------------------------------------------------------------------------------------------------------------------
                                               MFS        SOCIAL     TRAVELERS      U.S.                  ZERO COUPON
INVESTMENT TECHNIQUE                          VALUE      AWARENESS  QUALITY BOND    GOV'T     UTILITIES    BOND FUND
                                                           STOCK                 SECURITIES              (SERIES 2005)
-----------------------------------------------------------------------------------------------------------------------
Affiliated Bank Transactions
-----------------------------------------------------------------------------------------------------------------------
American Depositary Receipts                    X            X           X                                     X
-----------------------------------------------------------------------------------------------------------------------
Asset-Backed Mortgage Securities                X                        X            X                        X
-----------------------------------------------------------------------------------------------------------------------
Bankers' Acceptances                            X                        X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
Buying Put and Call Options                     X            X                        X           X            X
-----------------------------------------------------------------------------------------------------------------------
Certificates of Deposit                         X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper                                X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
Convertible Securities                          X            X           X                                     X
-----------------------------------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities               X                        X                                     X
-----------------------------------------------------------------------------------------------------------------------
Debt Securities                                 X            X           X            X                        X
-----------------------------------------------------------------------------------------------------------------------
Emerging Market Securities                      X            X                                                 X
-----------------------------------------------------------------------------------------------------------------------
Equity Securities                               X            X           X                        X            X
-----------------------------------------------------------------------------------------------------------------------
Floating & Variable Rate Instruments            X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
Foreign Securities                              X            X           X                                     X
-----------------------------------------------------------------------------------------------------------------------
Forward Contracts on Foreign Currency           X            X
-----------------------------------------------------------------------------------------------------------------------
Futures Contracts                               X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
High-Yield, High-Risk Bonds                     X                        X
-----------------------------------------------------------------------------------------------------------------------
Illiquid Securities                             X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
Indexed Securities                              X            X           X
-----------------------------------------------------------------------------------------------------------------------
Index Futures Contracts                         X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
Investment Company Securities                   X            X           X            X                        X
-----------------------------------------------------------------------------------------------------------------------
Investment in Unseasoned Companies              X            X           X                        X            X
-----------------------------------------------------------------------------------------------------------------------
Lending Portfolio Securities                    X            X           X            X           X
-----------------------------------------------------------------------------------------------------------------------
Letters of Credit                               X            X           X            X           X
-----------------------------------------------------------------------------------------------------------------------
Loan Participations                             X
-----------------------------------------------------------------------------------------------------------------------
Options on Foreign Currencies                   X            X
-----------------------------------------------------------------------------------------------------------------------
Options on Index Futures Contracts              X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
Options on Stock Indices                        X            X                                    X
-----------------------------------------------------------------------------------------------------------------------
Other Direct Indebtedness                       X
-----------------------------------------------------------------------------------------------------------------------
Real Estate-Related Instruments                 X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                           X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                   X            X           X            X           X
-----------------------------------------------------------------------------------------------------------------------
Short Sales "Against the Box"                                X                                    X
-----------------------------------------------------------------------------------------------------------------------
Short-Term Money Market Instruments             X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
Swap Agreements                                 X
-----------------------------------------------------------------------------------------------------------------------
Temporary Bank Borrowing                        X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                      X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
Variable Amount Master Demand Notes             X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
When-Issued & Delayed Delivery Securities       X            X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------
Writing Covered Call Options                    X            X                        X           X            X
-----------------------------------------------------------------------------------------------------------------------

                                       4

                    The following section explains more about the investments and investment techniques listed above. It also includes a brief discussion about the specific risks associated with a particular investment or investment technique.

MONEY MARKET INSTRUMENTS. Money market instruments are those with remaining maturities of 397 days or less, such as commercial paper (including master demand notes), bank certificates of deposit, bankers' acceptances, and U.S.
government securities, some of which may be subject to repurchase agreements.

SHORT-TERM MONEY MARKET INSTRUMENTS. Certain Portfolios, may at any time invest funds awaiting investment or held as reserves for the purposes of satisfying redemption requests, payment of dividends or making other distributions to shareholders, in cash and short-term money market instruments. Short-term money market instruments may include (i) short-term U.S. Government Securities and, short-term obligations of foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits on, and certificates of deposit and bankers' acceptances of, United States and foreign banks, (iii)
commercial paper of U.S. or of foreign issuers rated A-1 or higher by S&P or
Prime-1 by Moody's, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's or, if not rated, determined by the Investment Subadviser to be of comparable quality to those rated obligations which may be purchased by the Portfolios.

CERTIFICATES OF DEPOSIT. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate can usually be traded in the secondary market prior to maturity.

Certificates of deposit are limited to U.S. dollar-denominated certificates of
U.S. banks that have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S.
banks, U.S. branches of foreign banks that are members of the Federal Reserve
System or the Federal Deposit Insurance Corporation, and savings and loan associations that are insured by the Federal Deposit Insurance Corporation).

The Funds do not acquire time deposits or obligations issued by the
International Bank for Reconstruction and Development, the Asian Development
Bank or the Inter-American Development Bank. Additionally, the Funds do not
currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

OBLIGATIONS OF FOREIGN BRANCHES OF U.S. BANKS. The obligations of foreign branches of U.S. banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, if evidences of ownership of such securities are held outside the U.S., a Fund is subject to the risks associated with the holding of such property overseas.
Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF U.S. BRANCHES OF FOREIGN BANKS. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about an U.S. branch of a foreign bank than about a domestic bank.

BANKERS' ACCEPTANCES. Bankers' acceptances in which a Fund may invest are issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset, or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by a Fund must have been accepted by U.S. Commercial banks, including foreign branches of

                                       5

                    U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

COMMERCIAL PAPER RATINGS. The Funds' investments in commercial paper are limited to those rated A-1 by S&P or PRIME-1 by Moody's. These and other ratings of money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed.
The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, and the issuer has a strong position within the industry.

The rating PRIME-1 is the highest commercial paper rating assigned by Moody's.
Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7)
financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

See the Appendix for information with respect to ratings for other debt or equity securities.

U.S. GOVERNMENT SECURITIES. As used in this SAI, "U.S. government securities"
include securities issued by the U.S. Government, its agencies, instrumentalities and government-sponsored enterprises. U.S. government securities include a variety of Treasury securities that differ only in their interest rates, initial maturities and dates of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years at the date of issuance.

U.S. government securities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration,
Export-Import Bank of the U.S., Small Business Administration, Government
National Mortgage Association, Federal Home Loan Mortgage Corporation, The
Tennessee Valley Authority, Student Loan Marketing Association and Federal
National Mortgage Association.

Some U.S. government securities, such as Treasury bills and Government National
Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality.
Because the U.S. Government is not obligated by law to provide support to an instrumentality or government-sponsored enterprise, a Fund will invest in those
U.S. government securities only when the Fund's investment adviser, Travelers
Asset Management International Company LLC ("TAMIC"), determines that the credit risk with respect to the instrumentality or enterprise does not make its securities unsuitable investments. U.S. government securities will not include international agencies or instrumentalities in which the U.S. Government, its agencies, instrumentalities or government-sponsored enterprises participate, such as the World Bank, the Asian Development Bank or the Inter-American
Development Bank, or issues insured by the Federal Deposit Insurance
Corporation.

WHEN-ISSUED SECURITIES. Certain Funds may, from time to time, purchase new-issue government or agency securities on a "when-issued," "delayed-delivery," or
"to-be-announced" basis ("when-issued securities"). The prices of such securities are fixed at the time the commitment to purchase is made and may be expressed in either dollar-price or yield- maintenance terms. Delivery and payment may be at a future date beyond customary settlement time. It is the
Funds' customary practice to make when-issued purchases for settlement no more than 90 days beyond the commitment date.

The commitment to purchase a when-issued security may be viewed as a senior security, which is marked to market and reflected in the Fund's net asset value daily from the commitment date. While the adviser or subadviser intends for the
Fund to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. A Fund does not make payment or begin to accrue interest on these securities until settlement date. To invest its assets pending settlement, a Fund normally invests in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

                                       6

                    The Funds do not intend to purchase when-issued securities for speculative or
"leverage" purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC thereunder, when a Fund commits to purchase a security on a when-issued basis, the adviser or subadviser identifies and places in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

The adviser and subadvisers believe that purchasing securities in this manner will be advantageous to the Funds. However, this practice entails certain additional risks, namely the default of the counterparty on its obligations to deliver the security as scheduled. In this event, a Fund would experience a gain or loss equal to the appreciation or depreciation in value from the commitment date. The adviser and subadvisers employ a rigorous credit quality procedure in determining the counterparties to deal with in purchasing when-issued securities and, in some circumstances, require the counterparty to post cash or some other form of security as margin to protect the value of the delivery obligation pending settlement.

FLOATING AND VARIABLE RATE INSTRUMENTS: Obligations that have a floating or variable rate of interest bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund limits its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.
The advisers or subadvisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Each Funds'
right to obtain payment at par on a demand instrument can be affected by events occurring between the date the Funds elect to demand payment and the date payment is due. Those events may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same-day settlement. To facilitate settlement, these same-day demand instruments may be held in book entry form at a bank other than the Funds' custodian, subject to a subcustodian agreement approved by the Portfolio between that bank and the Funds' custodian.

The floating and variable rate obligations that the Funds may purchase include certificates of participation in obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

VARIABLE AMOUNT MASTER DEMAND NOTES: Variable amount master demand notes are unsecured obligations that permit the investment of fluctuating amounts by a
Fund at varying rates of interest pursuant to direct arrangements between the
Fund as lender and the issuer as borrower. Master demand notes permit daily fluctuations in the interest rate and daily changes in the amounts borrowed.
Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty.
Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded. Also, there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the advisers or subadvisers will consider the earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, each Fund will invest in them only if, at the time of an investment, the issuer meets the criteria set forth for all other commercial paper. Pursuant to procedures established by the adviser or subadviser, such notes are treated as instruments maturing in one day and valued at their par value. The advisers and subadvisers intend to continuously monitor factors related to the ability of the borrower to pay principal and interest on demand.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes are unsecured obligations that permit a Fund to invest different amounts at varying interest rates under arrangements between the Fund (as lender) and the issuer of the note (as borrower). Under the note, a Fund has the right at any time to increase the amount up to the full amount provided by the note agreement, or to decrease the amount, and the borrower has the right to repay at any time up to the full amount of the note without penalty. Notes purchased by a Fund permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by a Fund may have maturities of more than one year, provided that: (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the interest rate on such notes is adjusted automatically at periodic intervals, which normally do not exceed 31 days but may extend up to one year. The notes are deemed to have a maturity equal to the

                                       7

                    longer of the period remaining to the next interest-rate adjustment or the demand notice period. Because these notes are direct lending arrangements between the lender and the borrower, the notes normally are not traded and have no secondary market, although the notes are redeemable and, thus, repayable at any time by the borrower at face value plus accrued interest. Accordingly, a
Fund's right to redeem depends on the borrower's ability to pay interest on demand and repay principal. In connection with variable rate master demand notes, an adviser or subadviser considers, under standards established by the
Board, earning power, cash flow and other liquidity ratios of a borrower and monitors the ability of a borrower to pay principal and interest on demand.
These notes are not typically rated by credit rating agencies. Unless rated, a
Fund will invest in them only if the investment adviser determines that the issuer meets the criteria established for commercial paper.

ZERO COUPON BONDS AND STEP-UP BONDS. Zero coupon bonds do not pay interest. They are sold at a substantial discount from face value. Additionally, zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, and they give the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.

Zero coupon bonds are very risky, however, for the investor. Because the cash flows from zero coupon bonds are deferred and because zero coupon bonds often represent subordinated debt, their prices are more volatile than most other bonds.

Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay little or no initial interest rate for several years and then a higher rate until maturity.
They are also issued at a discount from face value.

For tax purposes, a purchaser of zero coupon bonds owes income tax on the interest that has accrued each year, even though the Fund has received no cash.
Certain federal tax law income and capital-gain distribution requirements may have an adverse effect on a Fund to the extent it invests in zero coupon bonds.

PAY-IN-KIND BONDS. Pay-in-kind bonds pay interest either in cash or in additional securities at the issuer's option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Certain federal tax law income and capital gain distribution requirements may have an adverse effect on a Fund to the extent that it invests in PIK bonds.

RESET BONDS. The interest rate on reset bonds is adjusted periodically to a level that should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be raised, but the bonds have a low call premium, limiting the opportunity for capital gain. Some reset bonds have a maximum rate, generally 2.5% or 3% above the initial rate.

INCREASING RATE NOTES. Increasing rate notes ("IRNs") have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument since the increasing rate is an incentive for the issuer to refinance with longer term debt.

EQUITY SECURITIES. By definition, equity securities include common and preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

STOCKS. Certain Funds expect to remain fully invested in common stocks to the extent practicable, and are therefore subject to the general risk of the stock market. The value of a Fund's shares can be expected to fluctuate in response to changes in market and economic conditions as well as the financial conditions and prospects of the issuers in which it invests. Certain Funds also may invest in stocks of smaller companies that may individually exhibit more price volatility than the broad market averages. Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies. Moreover,
Funds may invest in stocks of growth-oriented companies that intend to reinvest earnings rather than pay dividends. A Fund may make investments in stocks that may at times have limited market liquidity and whose purchase or sale would result in above average transaction costs. Another factor that would increase the fundamental risk of investing in smaller companies is the lack of publicly available information due to their relatively short operating record as public companies.

                                       8

                    Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies.
Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of a Fund, therefore, are subject to greater fluctuation in value than shares of a conservative equity portfolio or of a growth portfolio that invests entirely in proven growth stocks.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES. Limited partnerships, limited liability companies, business trusts and companies organized outside the United
States may issue securities that are similar to common or preferred stock.

CONVERTIBLE SECURITIES. Convertible securities may include corporate notes or preferred stock but ordinarily are long-term debt obligations of an issuer that are convertible at a stated price or exchange rate into the issuer's common stock. Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, reacts to variations in the general stock market. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities, convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there can be no assurance of the current income because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential through the conversion feature for capital appreciation. There can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but not-convertible debt of the same issuer, although convertible securities enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the issuer's common stock. Because of the conversion feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

A synthetic convertible security is comprised of two distinct securities that together resemble convertible securities. Synthetic convertible securities combine non-convertible securities or preferred stock with warrants or stock call options. The options that form a portion of the convertible security are listed on a securities exchange or on the National Association of Securities
Dealers Automated Quotations Systems. The two components of a synthetic convertible security generally are not offered as a unit but may be purchased and sold by a Fund at different times. Synthetic convertible securities differ from convertible securities in that each component of a synthetic convertible security has a separate market value and responds differently from the other to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Certain Funds may invest in debt obligations which involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

DEBT SECURITIES. Debt securities held by a Fund may be subject to several types of investment risk, including market or interest rate risk, which relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which relates to the ability of the issuer to make timely interest payments and to repay the principal upon

                                       9

                    maturity. Call or income risk relates to corporate bonds during periods of falling interest rates, and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity.
Investment-grade debt securities are generally regarded as having adequate capacity to pay interest and repay principal, but have speculative characteristics. Below-investment-grade debt securities (sometimes referred to as "high-yield/high-risk" or "junk" bonds) have greater speculative characteristics. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

Certain Funds may invest in corporate debt obligations that may be rated below the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P and AAA, AA, or A for Moody's (see
the Appendix for more information) or, if unrated, of comparable quality and may have speculative characteristics or be speculative. Lower-rated or comparable unrated bonds are commonly referred to as "junk bonds". There is no minimum acceptable rating for a security to be purchased or held by certain Funds, and a
Fund may, from time to time, purchase or hold securities rated in the lowest rating category and may include bonds in default. Credit ratings evaluate the safety of the principal and interest payments but not the market value of high yield bonds. Further, the value of such bonds is likely to fluctuate over time.

Lower-rated bonds usually offer higher yields with greater risks than higher-rated bonds. Lower-rated bonds have more risk associated with them that the issuer of such bonds will default on principal and interest payments. This is because of reduced creditworthiness and increased risk of default.
Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time.

As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities.

An economic downturn may adversely affect the value of some lower-rated bonds.
Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligations to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of securities they have issued. As a result of the restructuring, holders of lower-rated securities may receive less principal and interest than they had expected at the time such bonds were purchased. In the event of a restructuring, a Fund may bear additional legal or administrative expenses in order to maximize recovery from an issuer.
Additionally, an increase in interest rates may also adversely impact the value of high yield bonds.

The secondary trading market for lower rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. Adverse publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may affect the price or liquidity of lower-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the portfolio.

A Fund may own zero coupon bonds and pay-in-kind securities. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. Pay-in-kind securities make periodic payments in the form of additional securities as opposed to cash. The price of zero coupon bonds and pay-in-kind securities is generally more sensitive to fluctuations in interest rates than are conventional bonds. Additionally, federal tax law requires that interest on zero coupon bonds be reported as income to the Fund even though it receives no cash interest until the maturity or payment date of such securities.

Many corporate debt obligations, including many lower rated bonds, permit the issuers to call the security and therefore redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of

                                       10

                    declining interest rates. In these cases, if a Fund owns a bond that is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at a lower interest rate, thus reducing income to the Fund.

EVALUATING THE RISKS OF LOWER-RATED SECURITIES. A Fund's adviser or subadviser will follow certain steps to evaluate the risks associated with investing in lower-rated securities. These techniques include:

                  CREDIT RESEARCH. The adviser or subadviser performs its own credit analysis in addition to using nationally recognized statistical rating organizations and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage and earnings. In evaluating an issuer, the adviser or subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

                  DIVERSIFICATION. A Fund generally invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

                  ECONOMIC ANALYSIS. The adviser or subadviser will also analyze current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical and analysis of the business cycle can be important.

Achievement by a Fund investing in these bonds of its investment objective may be more dependent on the credit analysis of a lower-rated bond than would be the case if the Fund invested exclusively in higher-rated bonds.

EXCHANGE-TRADED FINANCIAL FUTURES. Certain Funds may use exchange-traded financial futures contracts consisting of stock index futures contracts and futures contracts on debt securities ("interest rate futures") as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual obligation to buy or sell a specified index of stock at a future date for a fixed price.

A Fund will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futures ontract is purchased, the Portfolio will set aside an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. At no time will the
Portfolio's investments in such futures be used for speculative purposes.

All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, the Portfolio will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the Securities and Exchange Commission).

STOCK INDEX FUTURES CONTRACTS. Certain Funds may purchase and sell stock index futures contracts. Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock
Exchange Composite Index, the Value Line Stock Index, and the Major Market
Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly traded futures contracts. Each Fund may purchase and sell stock index futures contracts on its benchmark index or similar index.

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund are usually liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of the exchange, the

                                       11

                    sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

When futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the futures commission merchant ("FCM")
an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10%
or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction.
Instead, a customer's initial margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security or stock index fluctuates reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to maturity. Prior to the contract settlement date, a
Fund will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Certain Funds also may purchase call and put options and write covered call and put options on stock index futures contracts of the type into which the particular Fund is authorized to enter.
Covered put and call options on futures contracts will be covered in the same manner as covered options on securities and securities indices. The Funds may invest in such options for the purpose of closing out a futures position that has become illiquid.

Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options.
Whether, in order to achieve a particular objective, the Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.
In addition to the risks described in the Prospectus, the use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by a Fund are intended to correlate with the Fund's portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the
Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

To some extent, careful management of these strategies can minimize these risks.
For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

                                       12

                    The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of a Fund's securities is particularly relevant to futures contracts. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Fund. Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when they seek to "close out" (i.e., terminate) a particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

In addition, FCMs or brokers in certain circumstances will have access to the
Funds' assets posted as margin in connection with these transactions as permitted under the Act. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Fund could effect such recovery.

The success of these techniques depends, among other things, on the adviser's or subadviser's ability to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, the adviser or subadviser will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. These transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

BUYING PUT AND CALL OPTIONS. Certain Funds may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve shareholders' capital when market conditions warrant. A Fund may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities eligible for purchase by the
Fund, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed in the "over-the-counter" market with a broker-dealer as the counterparty. While the investment adviser anticipates that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months in duration.

A Fund pays a premium in exchange for the right to purchase (call) or sell (put)
a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the option contract. In either case, the Fund's risk is limited to the amount of the option premium paid.

A Fund may sell put and call options prior to their expiration and, thereby, realize a gain or loss. A call option expires worthless if the price of the related security is below the contract strike price at the time of expiration; a put option expires worthless if the price of the related security is above the contract strike price at the time of expiration.

A Fund uses put and call options for hedging purposes only. The adviser or subadviser identifies liquid securities sufficient to fulfill the call option delivery obligation, and these securities are segregated in an account.
Similarly, the adviser or subadviser identifies deliverable securities sufficient to fulfill the put option obligation, which also are segregated. In the case of put options on futures contracts, the adviser or subadviser identifies portfolio securities whose price volatility is expected to match that of the underlying futures contract, and these securities are segregated.

WRITING COVERED CALL OPTIONS. Certain Funds may write or sell covered call options. Certain Funds may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures or as a

                                       13

                    defensive measure. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

The Funds may only write "covered" options. This means that as long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option, or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills.

Writing call options permits a Fund to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option that it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open.

Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could impair a Fund's ability to use such options to achieve its investment objectives.

SWAPS. Swaps are contracts in which counterparties agree to pay each other the returns derived from underlying assets with differing characteristics. Swaps generally do not involve the delivery of the underlying assets by the counterparties and the counterparties might not own the underlying assets. The payments are usually made on a net basis, which means that on any given day, a
Fund would receive or pay only the amount by which its payments under the agreement is less than or exceeds the amount of the counterparty's payments.
Swaps are used to hedge a risk or obtain more desirable financing terms, and they can be used to profit from correctly anticipating rate and price movements.
They are sophisticated instruments that take many forms and are known by a number of names (caps, floors and collars).

FOREIGN AND EMERGING MARKETS SECURITIES. Certain Funds may invest in foreign and/or emerging markets securities. These securities may include U.S.
dollar-denominated securities and debt securities of foreign governments
(including provinces and municipalities) or their agencies or instrumentalities, securities issued or guaranteed by international organizations designated or supported by multiple governments or entities to promote economic reconstruction or development, and securities of foreign corporations and financial institutions.

Certain Funds may invest in American Depositary Receipts ("ADRs"), Global
Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), and
similar instruments providing for indirect investment in securities of foreign issuers. Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign countries and restrictions in certain countries on direct investment by foreign entities, a Fund may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary
Shares, Global Depositary Shares of International Depositary Receipts. ADRs are
receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Subject to any limit on a Fund's investments in foreign securities, there may be no limit on the amount of assets that may be invested in securities of issuers domiciled in a single country or market. To the extent that a Fund's assets are invested substantially in a single country or market, the Fund is more susceptible to the risks of investing in that country or market than it would be if its assets were geographically more diversified.

Investments in foreign securities may offer a Fund an opportunity to pursue the performance potential of an overseas market. Such securities, however, also entail risks in addition to the risks of U.S. securities. Foreign governments may nationalize or expropriate assets or impose confiscatory taxes on an investment. Civil wars or other political or financial instability or diplomatic developments may affect the value of a Fund's foreign investments. Foreign countries may impose currency exchange controls, foreign withholding taxes, or other factors that may affect the value of an investment. Movement in foreign currency exchange rates against the U.S. dollar may result in significant changes in the value of overseas investments. Generally, if the U.S. dollar weakens, the value of the foreign investment in U.S. dollars increases.
Conversely, when the U.S. dollar strengthens, the value of the foreign investment in U.S. dollars decreases.

                                       14

                    There is generally less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers generally are not subject to accounting, auditing and financial reporting practices comparable with U.S.
practices. Some foreign securities or markets are more thinly traded and, as a result, foreign securities may be less liquid and more volatile than U.S.
securities. Foreign settlement procedures and trade regulations may involve risks and expenses not present in U.S. settlements.

The risks of investing in foreign securities may be intensified in the case of investment in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than comparable domestic securities.
Investment in emerging markets may be subject to delays in settlements, resulting in periods when a portion of a Fund's assets is uninvested and no return is earned thereon. Certain markets may require payment for securities before delivery, and in such markets the Portfolio bears the risk that the securities will not be delivered and that the payment will not be returned.

In addition, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.
In many cases, emerging market countries are among the world's largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. In recent years, the governments of some of these countries have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Foreign securities transactions also include generally higher commission rates and the risks of adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital.

Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

ILLIQUID SECURITIES. Certain Fund may make investments in illiquid securities in an amount not exceeding 15% of the Fund's net assets. Illiquid securities are those that are not readily marketable within seven days in the ordinary course of business and may include restricted securities that may not be publicly sold without registration under the Securities Act of 1933 (the "1933 Act") and Rule
144A securities. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If a Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect to those sales, and registration of such securities under the 1933 Act may be required. The Funds will not bear the expense of such registration. In determining securities subject to the percentage limitation, a Fund will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations, including options traded over-the-counter, certain mortgage related securities and other securities subject to restrictions on resale.

RULE 144A SECURITIES. Certain Rule 144A securities may be considered illiquid and, therefore, their purchase is subject to a Fund's limitation on the purchase of illiquid securities, unless the adviser under guidelines approved by the
Board determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by a Fund, the Fund's level of illiquidity could increase. The Board has established standards and procedures for determining the liquidity of Rule 144A securities and periodically monitors the adviser's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.

LOANS OF SECURITIES TO BROKER DEALERS. The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, liquid securities, or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% of the market value of the securities loaned. The Fund will not loan securities if, after a loan, the aggregate of all outstanding securities loans exceeds one third of the value of the Fund's total assets taken at their current market value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of any cash loan collateral in U.S. Treasury notes, certificates of deposit, other high grade, short-term obligations or interest-bearing cash equivalents. Although voting

                                       15

                    rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the Fund may vote the securities if, in the opinion of the investment adviser, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans may be made only to borrowers deemed to be of good standing, under standards approved by the Board of Trustees ("Board"), when the income to be earned from the loan justifies the risks.

REPURCHASE AGREEMENTS. Each Fund may invest from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or broker-dealers on the Federal Reserve Bank of New York's list of primary reporting dealers, in each case meeting the investment adviser's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked-to-market daily and, when required, the counterparty will provide additional cash or qualifying collateral.

In executing a repurchase agreement, the Fund purchases eligible securities subject to the counterparty's agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. The Fund will engage in repurchase agreements only where it takes physical delivery or, in the case of "book-entry" securities, the security is segregated in the counterparty's account at the Federal Reserve for the benefit of the Fund, to perfect the Fund's claim to the collateral for the term of the repurchase agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Fund would bear the risks of delay, adverse market fluctuation and any transaction costs in disposing of the collateral.

REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement transaction is similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees on a stipulated date in the future to repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a
Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

The Funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory to the adviser or subadviser. Such transactions may increase fluctuations in a Fund's yield or in the market value of its assets.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, a Fund may restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

TEMPORARY INVESTMENTS. Permissible temporary investments for defensive or cash management purposes may include U.S. government securities and money market instruments, including instruments of banks that are members of the Federal
Deposit Insurance Corporation with assets of at least $1 billion, such as certificates of deposit, demand and time deposits, and bankers' acceptances;
prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

TEMPORARY BANK BORROWING: Certain Funds may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities.

LETTERS OF CREDIT: Certain Funds may also engage in trades of municipal obligations, certificates of participation therein, commercial paper and other short-term obligations that are backed by irrevocable letters of credit issued by banks which assume the obligation for payment of principal and interest in the event of default by an issuer. Only

                                       16

                    banks the securities of which, in the opinion of the Investment Subasviser, are of investment quality comparable to other permitted investments of the Funds may be used for letter of credit-backed investment.

INVESTMENT IN UNSEASONED COMPANIES: Certain Funds may also invest Fund assets in securities of companies that have operated for less than three years, including the operations of predecessors. The Funds have undertaken that they will not make investments that will result in more than 5% of total assets being invested in the securities of newly formed companies and equity securities that are not readily marketable. Investing in securities of unseasoned companies may, under certain circumstances, involve greater risk than is customarily associated with investment in more established companies.

REAL ESTATE-RELATED INSTRUMENTS: Some Funds may engage in the purchase and sale of real estate related instruments including real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

CORPORATE ASSET-BACKED SECURITIES: Corporate asset-backed securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral.

ASSET-BACKED MORTGAGE SECURITIES: Securities of this type include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS: By purchasing a loan participation, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase.

Some Funds may also purchase other direct indebtedness such as trade or other claims against companies, which generally represent money owed by the company to a supplier of goods and services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations and other direct indebtedness acquired by these Funds may involve revolving credit facilities or other standby financing commitments which obligate the Funds to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the
Funds may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

INVESTMENT COMPANY SECURITIES: Some Funds may invest in investment company securities including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Generally, the Funds may purchase and sell securities of open and closed-end investment companies subject to the limits prescribed under the 1940
Act.

                                       17

                    AFFILIATED BANK TRANSACTIONS: Certain Funds may engage in transactions with financial institutions that are, or may be considered to be "affiliated persons"
of the Fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities, U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. The Board of Trustees and the subadvisers of Funds engaged in affiliated bank transactions have established and will periodically review procedures applicable to transactions involving affiliated financial institutions.

INDEXED SECURITIES: Certain Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting, in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S.
dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.
Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the Unites
States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain
U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

SHORT SALES: These are transactions where a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete the transaction, a Fund must borrow the security to deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The market price may be more or less than the price at which the security was sold by the Fund. The Fund will suffer a loss if buys back the security at a higher price and the Fund will realize a gain if it buy back the security at a lower price.

SHORT SALES "AGAINST THE BOX": Some Funds may enter into a short sale against the box. If a Fund decides to enter into such transitions, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

CONVERTIBLE SECURITIES PORTFOLIO (formerly Convertible Bond Portfolio)

Convertible Securities Portfolio's investment objective is to seek current income and capital appreciation by investing in convertible securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities ("synthetic convertible securities"). Under normal circumstances, the Fund invests at least 80% of its assets in convertible securities ("80% investment policy"). It may invest up to
35% of its assets in synthetic convertible securities and in equity and debt securities that are not convertible into common stock.

The Fund is not required to sell securities to conform to this 65% limitation and may retain, on a temporary basis, securities received upon conversion of convertible securities or upon exercise of warrants or call options that are components of synthetic convertible securities pending an orderly disposition, to establish long-term holding periods for tax purposes, or for other reasons.

Other investments are allowed, including, but not limited to, unlimited investments in synthetic convertible securities and in equity and debt securities that are not convertible into common stock, when deemed appropriate by the adviser for temporary defensive purposes and up to 10% of its assets to purchase put options on securities for hedging purposes.

                                       18

                    The Fund will not invest in fixed-income securities that are rated lower than B by Moody's or S&P or comparable unrated securities.

In pursuing its objective, Convertible Securities Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

DISCIPLINED MID CAP STOCK PORTFOLIO

Disciplined Mid Cap Stock Portfolio's investment objective is to seek growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks. The subadviser selects stocks of companies with a market capitalization similar to the companies in the S&P Mid-Cap 400 Index ("S&P 400 Index"). The S&P
400 Index is a value-weighted stock index consisting of 400 mid-sized U.S.
companies. In order to achieve consistent relative performance, TIMCO manages the portfolio to mirror the overall risk, sector weightings and style characteristics of the S&P 400 Index.

The Fund's active investment strategy focuses primarily on individual stock selection. In selecting the Fund's holdings, the subadviser applies a number of computerized investment models to identify stocks that have a high probability of outperforming their respective industry/sector peer groups within the S&P
400. These investment models incorporate a diverse set of valuation, earnings and relative price variables to produce a comprehensive appraisal profile on every stock in the universe of securities described above. Stocks that are determined to be attractive based on a combination of quantitative and fundamental criteria overweighted relative to the benchmark index. In general, the discipline favors stocks that demonstrate an improving trend of earnings and also appear attractive based on measures of fundamental value. While these securities have the potential to outperform the securities represented in the
S&P 400, they may in fact be more volatile or have a lower return than the benchmark index. Equity securities have historically demonstrated long-term growth in value, but their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies.

Under normal circumstances, the Fund invests 80% of its assets in companies with a mid size market capitalization ("80% investment policy") The Fund seeks to maintain full exposure to its stock universe. The Fund's investments in exchange-traded stock index futures contracts, to provide equity exposure to the
Fund's cash position, are not generally expected to impact more than 20% of the
Fund's assets any one time.

In pursuing its objective, Disciplined Mid Cap Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

EQUITY INCOME PORTFOLIO

Equity Income Portfolio's investment objective is to seek reasonable income. The
Fund normally invests at least 80% of assets in equity securities ("80%
investment policy"). The Fund will notify shareholders at least 60 days' prior to changing its 80% investment policy. The Fund normally invests primarily in income producing securities. The Fund has the flexibility, however, to invest its assets in all types of domestic and foreign securities, including bonds.
When choosing the Fund's investments, the subadviser also considers the potential for capital appreciation.

The value of the Fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. The Fund seeks to spread investment risk by diversifying its holdings among many companies and industries.

The subadviser normally invests the Fund's assets according to its investment strategy. The Fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

The Fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by the subadviser or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default in the money market fund's investments could cause its share price to change.

                                       19

                    ADJUSTING INVESTMENT EXPOSURE. The subadviser may use various techniques such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the subadviser's strategies do not work as intended, the Fund may not achieve its objective.

Equity Income Portfolio currently is subject to the following fundamental investment restrictions. The Fund may not:

     (1)  with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities of other investment companies or securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result; more than
          5% of the Fund's total assets would be invested in the securities of that issuer or the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2)  issue senior securities, except as permitted under the 1940 Act;

     (3)  borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed)
          less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including
          Sundays and holidays) to the extent necessary to comply with the 33
          1/3% limitation.

     (4)  underwrite securities issued by others, except to the extent that the
          Fund may be considered to be an underwriter within the meaning of the
          1933 Act in the disposition of restricted securities;

     (5)  purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6)  purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the
          Fund from investing in securities or other instruments backed by real estate or securities or companies engaged in the real estate business);

     (7)  purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

     (8)  lend any security or make any other loan if, as a result, more than
          33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

     (9)  the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all the assets in the securities of a single open-end management investment company managed by the subadviser or any affiliate or successor with substantially the same investment objective, policies, and limitations as the Fund.

The Fund also complies with the following non-fundamental investment policies.

o    The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

o    The Fund does not currently intend to purchase securities on margin, except that it may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

o    The Fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Subadviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with

                                       20

                    any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation definitions).

o    The Fund does not currently intend to purchase any security if, as a result, more than 15% of its nets assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

o    The Fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money (up to 15% of the Fund's net assets) to a registered investment company or portfolio for which the subadviser or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations (where such participations have not been securitized), or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.
     (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

o    The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company sub-advised by the subadviser or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Fund.

The Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c)
purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets.
These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

FEDERATED HIGH YIELD PORTFOLIO

Federated High Yield Portfolio's investment objective is to seek high current income. The Fund normally invests 80% of its assets in below investment-grade bonds and debt securities ("80% investment policy"). The subadivisor selects a diversified portfolio of fixed income securities. The Fund's investment objective is fundamental.

The Fund invests primarily in fixed-rate corporate debt obligations. The fixed-rate corporate debt obligations in which the Fund may invest are expected to be lower-rated. Permitted investments currently include, but are not limited to, those listed on the chart on Investment Techniques above and the following:

o    corporate debt obligations having fixed or floating rates of interest and that are rated BBB or lower by nationally recognized statistical rating organizations or comparable unrated securities;

o    preferred stocks;

o    equipment trust and lease certificates;

o    zero coupon bonds;

o    pay-in-kind securities;

o    general obligations of any state, territory, or possession of the United
     States, or their political subdivisions; and

o    equity securities, including synthetic convertible securities and warrants, rights and options.

Under adverse market conditions or to minimize potential losses, the subadviser may assume a temporary defensive position and invest the Fund's assets in cash, cash items, and shorter-term, higher-quality debt securities.

The Fund is aggressively managed and the bonds in which the Fund invests are considered speculative. Therefore, the value of its shares is subject to greater fluctuation and investments in its shares involve the assumption of a higher degree of risk than would be the case with an investment in a an investment-grade bond fund, conservative equity fund or a growth fund that invests entirely in proven growth equities.

In pursuing its objective, Federated High Yield Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

                                       21

                    FEDERATED STOCK PORTFOLIO

Federated Stock Portfolio's investment objective is to provide growth of income and capital by normally investing at least 80% of its assets in equity securities ("80% investment policy"). The subadviser selects a diversified portfolio of common stock of high-quality companies. These companies generally are leaders in their industries and are characterized by sound management and the ability to finance expected growth. This investment objective cannot be changed without the approval of shareholders.

The Fund's investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations. The Fund invests primarily in common stocks of companies selected by the subadviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Ordinarily, these companies are in the top
25% of their industries with regard to revenues. Other factors, such as product position or market share, which the subadviser may consider, may outweigh revenues. Other permitted investments include, but are not limited to: preferred stocks, corporate bonds, notes, and warrants of these companies, and ADRs (in an amount of not more than 15% of its assets).

In pursuing its objective, Federated Stock Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

LARGE CAP PORTFOLIO

Large Cap Portfolio's investment objective is to seek long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. The subadviser normally invests at least 80% of the
Fund's assets in securities of companies with large market capitalizations ("80%
investment policy"). Although a universal definition of large market capitalization companies does not exist, the subadviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index or the Russell
1000. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. The size of companies in each index changes with market conditions and the composition of each index. The Fund will notify shareholders at least 60 days' prior to changing its 80% investment policy. For purposes of its 80%
investment policy, FMR intends to measure the capitalization range of the
Russell 1000 Index and the S&P 500 no less frequently than once a month. The
Fund normally invests primarily in common stocks.

The Fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Current holdings and recent investment strategies are described in the Fund's financial reports, which are sent to shareholders twice a year.

The Fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by the subadviser or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.

ADJUSTING INVESTMENT EXPOSURE. The Fund may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the subadviser's strategies do not work as intended, the Fund may not achieve its objective.

In pursuing its objective, Large Cap Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

     (1)  with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities of other investment companies or securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than
          5% of the Fund's total assets would be invested in the securities of that issuer, or the Fund would hold more than 10% of the outstanding voting securities of that issuer;

                                       22

                    (2)  issue senior securities, except as permitted under the 1940 Act;

     (3)  borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed)
          less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including
          Sundays and holidays) to the extent necessary to comply with the 33
          1/3% limitation;

     (4)  underwrite securities issued by others, except to the extent that the
          Fund may be considered to be an underwriter within the meaning of the
          1933 Act in the disposition of restricted securities;

     (5)  purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6)  purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the
          Fund from investing in securities or other instruments backed by real estate or securities or companies engaged in the real estate business);

     (7)  purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

     (8)  lend any security or make any other loan if, as a result, more than
          33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

     (9)  the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all the assets in the securities of a single open-end management investment company managed by the subadviser or any affiliate or successor with substantially the same investment objective, policies, and limitations as the Fund.

The Fund also complies with the following non-fundamental investment policies:

o    The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in future contracts and options are not deemed to constitute selling securities short.

o    The Fund does not currently intend to purchase securities on margin, except that it may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

o    The Fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Subadviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation definitions).

o    The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

o    The Fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money (up to 15% of the Fund's net assets) to a registered investment company or portfolio for which the subadviser or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations (where such

                                       23

                    participations have not been securitized), or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

o    The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company sub-advised by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.

The Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c)
purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets.
These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

LAZARD INTERNATIONAL STOCK PORTFOLIO

Lazard International Stock Portfolio's investment objective is to seek long-term capital appreciation. The Fund normally invests at least 80% of its assets in equity securities ("80% investment policy"). The Fund invests primarily in
non-U.S. domiciled companies located in developed markets. However, the Fund may have substantial investments in American Depositary Receipts ("ADRs") and Global
Depositary Receipts ("GDRs"), convertible bonds, and other convertible securities.

There is no requirement, however, that the Fund invest exclusively in equity securities, and, if the subadviser deems it to be advisable, the Fund may invest up to 20% of its total asset value in fixed-income securities and short-term money market instruments. The Fund will not invest in fixed-income securities rated lower than investment grade at time of purchase.

Currently the subadviser intends to invest the Fund's assets in companies based in developed markets that the subadviser believes are undervalued based on their return on total capital or equity. Under normal market conditions, the Fund invests at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United
States). The percentage of the Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the subadviser's judgment.

In selecting the Fund's investments, the subadviser seeks to identify inexpensive securities in markets world-wide through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability.
In addition, the subadviser seeks to identify financially productive and undervalued companies in those markets. The subadviser focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The subadviser recognizes that some of the best opportunities are in securities not generally followed by investment professionals. Thus, the subadviser relies on its research capability and also maintains a dialogue with foreign brokers and with the management of foreign companies in an effort to gather the type of
"local knowledge" that it believes is critical to successful investment abroad.
To this end, the subadviser communicates with its affiliates in London and Tokyo for information concerning current business trends, as well as for a better understanding of the management of local businesses. The information supplied by these affiliates is limited to statistical and factual information, advice regarding economic factors and trends or advice as to occasional transactions in specific securities.

The Fund may enter into foreign currency exchange forward contracts to hedge against anticipated changes in foreign currency exchange rates. The Fund may invest up to 20% of its total assets in investment-grade fixed-income securities at the time of purchase and short-term money market instruments. In addition, the Fund may invest in letters of credit and in emerging or unseasoned companies.

When the subadviser believes that business or financial conditions warrant, the
Fund may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies, U.S. government securities, or short-term money market instruments or cash.

                                       24

                    In pursuing its objective, Lazard International Stock Portfolio currently is subject to fundamental investment policies and operating (non-fundamental)
investment policies described below under "Investment Restrictions".

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio's investment objective is to seek to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, are incidental to the Fund's investment objective. The
Fund's policy is to invest primarily (i.e., at least 65% of its net assets under normal circumstances) in common stocks of companies that are early in their life cycle but appear to have the potential to become major enterprises (emerging growth companies). Such companies generally are expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation and have the products, management and market opportunities that are usually necessary to become more widely recognized as growth companies. However, the Fund may also invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The Fund is aggressively managed, and, therefore, the value of its shares is subject to greater fluctuation and investments in its shares involve the assumption of a higher degree of risk than would be the case with an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities.

The Fund invests primarily in common stocks. The Fund may invest or engage in the following:

o    convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments;

o    ADRs and foreign, including emerging markets, securities (up to 15% of its total assets) that may be traded on foreign exchanges (currently the subadviser expects generally to invest between 0% to 10% in such securities.);

o    foreign currency and forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes and non-hedging purposes, including transactions entered into for the purpose of profiting from anticipated changes in foreign currency exchange rates, as well as options on foreign currencies;

o    covered call and put options and may purchase call and put options on securities and stock indices in an effort to increase current income and for hedging purposes;

o    stock index futures contracts and options on these instruments for hedging and non-hedging purposes, subject to applicable law; and

o    up to 5% of the Fund's total assets in lower-quality fixed-income securities (`junk bonds").

For defensive purposes under unusual market conditions, as a reserve for future investments, or to meet liquidity needs, the subadviser may temporarily invest some or all of the Fund's assets. Temporary investments may include but are not limited to cash or cash equivalents, such as short-term money market instruments, commercial paper, bank obligations, short-term notes, U.S.
government securities, certificates of participation and trust certificates representing interests in U.S. government securities, and related repurchase agreements.

In pursuing its objective, MFS Emerging Growth Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio's investment objective is to seek to obtain long term growth of capital. It seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies with medium-market capitalization ("80% investment policy").
Medium-market capitalization companies have a market capitalization equal to or exceeding $250 million but not exceeding the top range of the Russell Midcap(TM)
Growth Index at the time of the Fund's investment. The Russell Midcap(TM) Growth
Index is a widely

                                       25

                    recognized, unmanaged index of mid-cap common stock prices. The subadviser selects companies that it believes have above-average growth potential.

Consistent with its investment objective, the Fund may invest in up to 20% of its net assets in nonconvertible high-risk, high-yield fixed-income securities that are in the lower rating categories (rated BA or lower by Moody's or BB or lower by S&P or Fitch Investors Service, Inc. ("Fitch") and comparable unrated securities (collectively, commonly known as "junk bonds"). Further, the Fund also may invest up to 20% of its net assets in foreign and emerging markets securities that are not traded on a U.S. exchange (not including ADRs).

The Fund is non-diversified. As a result, the amount of the Fund's assets that may be invested in the securities of any one issuer is limited only by the
Fund's investment restrictions and the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Since the Fund may invest a relatively high percentage of its assets in a limited number of issuers, it may be more susceptible to any economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

For defensive purposes under unusual market conditions, as a reserve for future investments, or to meet liquidity needs, the subadviser may temporarily invest some or all of the Fund's assets. Temporary investments may include but are not limited to cash or cash equivalents, such as short-term money market instruments, commercial paper, bank obligations, short-term notes, U.S.
government securities, certificates of participation and trust certificates representing interests in U.S. government securities, and related repurchase agreements.

In pursuing its objective, MFS Mid Cap Growth Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

MFS RESEARCH PORTFOLIO

MFS Research Portfolio's investment objective is to provide long-term growth of capital and future income. The Fund's securities are selected by a committee of investment research analysts from the subadviser and from MFS' foreign investment advisory affiliates. The committee allocates the Fund's assets among industries. Individual analysts are then responsible for selecting from within their assigned industry responsibility the securities they view as best suited to meet the Fund's investment objective.

The Fund's policy is to invest a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies.

Other investments are allowed, including, but not limited to, those described below. Subject to its investment objective and the fundamental restrictions set forth below, the Fund may invest in or engage in the following:

o    foreign and emerging market securities (not more than 20% of the Fund's net assets)

o    investment-grade securities (as rated by Moody's, S&P or Fitch)

o    high-yield, high-risk securities, commonly known as junk bonds (rated BA or lower by Moody's or BB or lower by S&P or Fitch) and comparable unrated securities (not more than 10% of the Fund's net assets).

In pursuing its objective, MFS Research Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

MFS VALUE PORTFOLIO

MFS Value Portfolio's investment objective is to capital appreciation and reasonable income. The Fund invests, under normal circumstances, at least 65% of its net assets in income producing equity securities of companies which MFS believes are undervalued in the market relative to their long-term potential.

                                       26

                    MFS uses a bottom-up, as opposed to a top down, investment style in managing the
Fund. This means that securities are selected based upon fundamental analysis
(such as an analysis of earnings, cash flows, competitive position and management abilities) performed by the Fund's portfolio managers and MFS large group of equity research analysts.

Other investments are allowed, including, but not limited to, those described below. Subject to its investment objective and the restrictions set forth below, the Fund may invest up to 35% of its net assets in foreign securities such as
U.S. dollar-denominated securities of foreign issuers and ADRs.

In pursuing its investment objective, MFS Value Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

SOCIAL AWARENESS STOCK PORTFOLIO

Social Awareness Stock Portfolio's investment objective is long-term capital appreciation and retention of net investment income. The Fund seeks to fulfill this objective by selecting investments, primarily equity securities, that Smith
Barney Fund Management ("SBFM"), formerly SSB Citi Fund Management LLC ("SSB
Citi"). determines meet its investment screen, based on analysis of data, and, to the extent possible, certain social criteria. SBFM has discretion to determine the source for the data.

The Fund normally invests 80% of its assets in equity securities ("80%
investment policy".) The portfolio manager generally selects common stocks that are diversified across industries and companies. For defensive purposes or for temporary investment of cash flows, however, the Fund may invest in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, deemed to be of suitable credit quality, including U.S. government securities.

SOCIAL CRITERIA. SBFM uses certain supportive social criteria in seeking common stocks that are acceptable investments for the Fund. Supportive criteria are such factors as favorable attitudes toward preserving the environment, waste management strategies, and supportive employee work environments. Companies are avoided as unacceptable investments for the Fund if a significant portion of their revenues, as determined by SBFM, is derived from: (1) producing tobacco, tobacco products, alcohol, or military defense systems; or (2) providing military defense related services or gambling services. These investment restrictions are not fundamental and may be changed without shareholder approval.

The Fund's principal objective does not preclude it from realizing short-term gains when the subadviser believes that conditions suggest the Fund's long-term goal is best accomplished by such short-term transactions. Further, if a company fails to meet the Fund's social criteria after it has purchased the company's common stock or if the Fund inadvertently acquires a security that is not an acceptable investment, SBFM may determine to sell such securities within a reasonable period of time. However, the subadviser does not anticipate engaging in active and frequent trading as it generally manages the Fund in a "buy and hold" style.

OPERATING POLICIES. Changes in the Fund's investments may be made from time to time to take into account changes in the outlook for particular industries or companies. The Fund's investments will not be concentrated in any one industry, which means that no more than twenty-five percent of the value of its assets will be invested in any one industry. While the Fund may occasionally invest in foreign securities through ADRs, it is not anticipated that such investments will, at any time, account for more than ten percent of its investment portfolio.

The Fund's assets generally are kept fully invested except that: (1) sufficient cash may be kept on hand reasonably to provide for variable annuity contract obligations, and (2) reasonable amounts of cash, U.S. government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investments in accordance with its investment policies. When the subadviser determines that investments of other types may be advantageous for defensive purposes or for temporary investment of cash flows, however, investments may be made in cash and cash investments, bonds, notes, or other evidence of indebtedness, issues publicly or placed privately, deemed to be of suitable credit quality, including U.S. government securities.

The Fund does not intend to make short sales of securities or make purchases on margins, except for short-term credits that are necessary for the clearance of transactions, except as permitted under the 1940 Act.

In pursuing its objective, Social Awareness Stock Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

                                       27

                    TRAVELERS QUALITY BOND PORTFOLIO

Travelers Quality Bond Portfolio's investment objective is to seek current income, moderate capital volatility and total return. The Fund normally invests
80% of its assets in investment-grade bonds and debt obligations ("80%
investment policy"). Such bonds and obligations include, but not limited to:

o    treasury bills;

o    repurchase agreements;

o    commercial paper and other short term instruments;

o    bank certificates of deposit and bankers' acceptances; and

o    publicly traded debt securities, including bonds, notes, and debentures;
     and

o    equipment trust certificates.

Permissible securities may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or a different issuer, or participation based on revenues, sales or profits. The adviser anticipates that the Fund will maintain an average portfolio duration not exceeding five years. In the case of mortgage-backed securities, the estimated average life of cash flows will be used instead of average duration.
Investment in longer-term obligations may be made if the investment adviser concludes that the investment yields justify a longer-term commitment. No more than 25% of the value of the Fund's assets will be invested in any one industry.

The Fund is actively managed, and investments may be sold prior to maturity if the adviser deems it to be advantageous in light of factors such as market conditions or brokerage costs. While the Fund's investments are generally not listed securities, there are firms that make markets in the type of debt instruments that the Fund holds. The adviser anticipates no problems of liquidity with the Fund's investments.

From time to time, the Fund may commit to purchase when-issued securities. The
Fund also may purchase and sell interest-rate futures contracts to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of the portfolio securities.

In pursuing its objective, Travelers Quality Bond Portfolio currently is subject to investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

U.S. GOVERNMENT SECURITIES PORTFOLIO

U.S. Government Securities Portfolio's investment objective is the selection of investments from the point of view of an investor concerned primarily with highest credit quality, current income and total return. To achieve this objective, the Fund normally invests at least 80% of its assets in U.S.
government securities, which includes obligations of the U.S. Government and of its agencies, instrumentalities, and government-sponsored enterprises as defined earlier in this SAI ("80% investment policy").

Not all U.S. government securities are backed by the full faith and credit of the United States. For example, obligations issued by Fannie Mae are supported by its right to borrow from the U.S. Treasury. Other U.S. government securities, such as those issued by the Federal Farm Credit Banks Funding Agency, are backed only by the credit of the issuing entity. Although U.S. government securities generally are considered to be high quality, there is no assurance that the U.S.
Government would provide financial assistance to an agency, instrumentality or government-sponsored enterprise if it were not obligated by law to do so.

The Fund may purchase put and call options and other instruments and strategies described above, including futures contracts as a hedge against changes in interest rates.

In pursuing its objective, U.S. Government Securities currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

                                       28

                    UTILITIES PORTFOLIO

Utilities Portfolio's primary investment objective is to provide current income.
Long-term capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in equity and debt securities of companies in the utility industries. For these purposes "utility industries" are comprised of companies that are principally engaged (derive at least 50% of their assets, gross income or net profits from utility operations or that are regulated as a utility by a government agency or authority) in the manufacture, production, generation, transmission and sale of electric and gas energy. Utility industries also include companies principally engaged in the communications field, including entities such as telephone, telegraph, satellite, microwave and other companies regulated by governmental agencies as utilities that provide communication facilities for the public benefit but not those in public broadcasting. The Fund invests primarily in utility equity and debt securities that are expected to have a sustainable rate of dividend growth and a high rate of return, as determined by the adviser.

Under normal market conditions, the Fund invests at least 80% of its assets in such securities ("80% investment policy"). The Fund may invest up to 20% of its assets in equity and debt securities of non-utility companies believed to afford a reasonable opportunity for achieving the Fund's investment objective. When the adviser believes that market conditions warrant, the Fund may adopt a temporary defensive posture and may invest, without limit, in debt securities (whether or not they are utility securities) such as rated or unrated bonds, debentures and commercial paper, U.S. government securities, and money market instruments.

The Fund may invest up to 10% of its assets in securities rated BB or B by S&P or BA or B by Moody's whenever the adviser believes that the incremental yield on such securities is advantageous to the Fund in comparison to the additional risk involved. Yields on lower-rated fixed-income securities generally are higher than the yields available on higher-rated securities. Investments in lower-rated securities may be subject to greater market fluctuations, however, and greater risks of loss of income or principal (including the possibility of default by, or bankruptcy of, the issuers of such securities) than higher-rated securities. Lower-rated securities also may have speculative characteristics. In addition, the Fund may enter into repurchase agreements.

In pursuing its objective, Utilities Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

ZERO COUPON BOND FUND PORTFOLIO (SERIES 2005)

The objective of the Zero Coupon Bond Fund Portfolio is to provide as high an investment return as is consistent with the preservation of capital. The
Portfolio's investment objective is fundamental.

The Fund seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future by investing in primarily zero coupon securities that pay no cash income but are acquired by the Fund at substantial discounts from their value at maturity. The
Fund may not be appropriate for investors who do not plan to have their premiums invested in Fund shares for the long-term or until maturity.

Under normal circumstances, the Fund invests at least 80% of its assets in Zero
Coupon securities, a term used collectively for stripped Treasury securities, stripped government securities, stripped corporate securities and stripped
Eurodollar obligations and other stripped securities, all described below ("80%
investment policy"). Zero Coupon securities may consist of:

     (l)  debt obligations issued by the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, and receipts and certificates for stripped debt obligations and stripped coupons, including U.S. government trust certificates (collectively,
          "Stripped Treasury Securities") (but currently not anticipated to be in excess of 55% of a Fund's assets);

     (2)  other zero coupon securities issued by the U.S. government and its agencies and instrumentalities, by a variety of tax-exempt issuers such as state and local governments and their agencies and instrumentalities and by "mixed-ownership government corporations"
          (collectively, "Stripped Government Securities");

                                       29

                    (3)  zero coupon securities issued by domestic corporations which consist of corporate debt obligations without interest h coupons, and, if available, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Corporate
          Securities");

     (4)  zero coupon securities issued by certain entities which consist of stripped debt obligations and stripped coupons of asset-backed securities, which zero coupon-type securities may exist today or may be developed in the future. These securities may be illiquid and are subject to the 15% limitation for such securities; and

     (5)  stripped Eurodollar obligations, which are debt securities denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations ("Stripped Eurodollar Obligations").

The remaining 20% of the Fund's assets may be invested in non-zero coupon securities such as common stock and other equity securities, bonds and other debt securities, and money market instruments. In addition, the Fund will not purchase illiquid securities, including restricted or other securities that are not readily marketable (such as repurchase agreements with maturities in excess of seven days) if more than 15% of the Fund's total assets would be invested in such securities.

In pursuing its objective, the Zero Coupon Bond Fund Portfolio follows fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

                             INVESTMENT RESTRICTIONS

At a shareholder meeting held April 30, 1999, the Funds (generally excluding
Equity Income and Large Cap Portfolios and except as indicated otherwise below)
adopted the following investment policies as fundamental (those that may not be changed without shareholder approval).

FUNDAMENTAL POLICIES

Each of the Trust's Portfolios (including Equity Income and Large Cap
Portfolios), irrespective of any fundamental or non-fundamental, operating investment policies, may invest all or a portion of its assets in one or more investment companies without a shareholder vote.

1. DIVERSIFICATION: (except MFS Mid Cap Growth Portfolio) with respect to 75% of its assets, purchase a security other than a security issued or guaranteed by the U.S. Government, its agencies, instrumentalities, or government-sponsored enterprises or a security of an investment company if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

2. INDUSTRY CONCENTRATION: (except Utilities Portfolio) purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this policy, there is no limit on: (1) investments in
U. S. government securities, in repurchase agreements covering U. S. government securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities;
or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3. BORROWING: borrow money if, as a result, outstanding borrowings would exceed an amount equal to one-third of the Fund's total assets.

4. REAL ESTATE: purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the
Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business).

                                       30

                    5. LENDING: make loans to other parties if, as a result, more than one third of its total assets would be loaned to other parties. For purposes of this policy, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6. COMMODITIES: purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts and options on futures or from investing in securities or other instruments backed by physical commodities).

7. UNDERWRITING: be an underwriter (as that term is defined in the 1933 Act) of securities issued by other persons except, to the extent that in connection with the disposition of its assets, the Fund may be deemed to be an underwriter.

8. SENIOR SECURITIES: issue any class of senior securities except to the extent consistent with the 1940 Act.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies that each Fund
(generally excluding Equity Income and Large Cap Portfolios and except as otherwise noted below) currently complies with:

1. MFS MID CAP GROWTH PORTFOLIO is "non-diversified" as that term is defined in the 1940 Act. To the extent required to qualify as a regulated investment company under the Code, the Fund may not purchase a security (other than a U.S.
government security or a security of an investment company) if, as a result: (1)
with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

2. BORROWING: for purpose of the borrowing limitation, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions;
and (4) the lending of securities ("leverage transactions"). (See Fundamental
Policy No. 3 "Borrowing.")

3. LIQUIDITY: No Fund will invest more than 15% of its net assets in: (1)
securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and, (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act
("restricted securities") that are not readily marketable. Each Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the
Trust's Board of Trustees.

4. EXERCISING CONTROL OF ISSUERS: No Fund will make investments for the purpose of exercising control of an issuer. Investments by a Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5. OTHER INVESTMENT COMPANIES: No Fund will invest in securities of another investment company, except to the extent permitted by the 1940 Act and the rules, and regulations and exemptions thereunder.

6. SHORT SALES:

     a.   For Disciplined Mid Cap Stock, MFS Research, and U.S. Government
          Securities Portfolios, no Fund will sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options on futures are not deemed to constitute selling securities short.

     b.   For Utility, Zero Coupon Bond Fund 2005 Portfolios, no Fund will make short sales of securities or maintain a short position, except to the extent of 5% of the Fund's net assets (excluding the value of any securities sold short against-the-box), and provided that transactions in futures contracts and options on futures are not deemed to constitute selling securities short.

     c.   For Federated High Yield Portfolio, the Fund will not sell securities short except, under strict limitations, the Fund may maintain open short positions so long as not more than 10% of the value of its

                                       31

                    net assets is held as collateral for those positions, and provided that transactions in options, and futures contracts and options on futures are not deemed to constitute selling securities short.

7. PURCHASING ON MARGIN: No Fund will purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts or other permissible investments.

8. LENDING: No Fund will lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the Fund's total assets.

9. PLEDGING: No Fund will pledge its assets except as permitted by the 1940 Act.

10. SHAREHOLDER NOTICE (except MFS Emerging Growth, MFS Research, MFS Value):
Each Fund will notify shareholders at least 60 days' prior to changing its 80%
investment policy.

                              VALUATION AND PRICING

VALUATION. We determine current value for the Fund's portfolio securities as follows: securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported and U.S. government and agency obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources; and, securities that have a remaining maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. The Fund values short-term money market instruments with maturities of
60 days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest receivable, approximates market. All other investments are valued at fair value as determined in good faith by the Board.

PRICING. We compute the Fund's net asset value per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange ("Exchange") is open for business. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
and Christmas Day. The net asset value per share is arrived at by determining the value of the Fund's assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. Fund shares are redeemed at the redemption value next determined after the Fund receives a redemption request.
The redemption value is the net asset value adjusted for fractions of a cent and may be more or less than the shareholder's cost depending upon changes in the value of the Fund's portfolio between purchase and redemption.

We compute the Fund's redemption value as of the close of the Exchange at the end of the day on which it has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days thereafter.

The Fund may temporarily suspend the right to redeem its shares when: (1) the
Exchange is closed, other than customary weekend and holiday closings; (2)
trading on the Exchange is restricted; (3) an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or (4) the SEC, for the protection of shareholders, so orders.

                                  DISTRIBUTIONS

The Trust intends to distribute dividends from each Fund's net investment income and all net realized capital gains annually in shares or, at the option of the shareholder, in cash. When a Fund makes a distribution, it intends to distribute only its net capital gains and such income as has been predetermined to be taxable as ordinary income. Therefore, net investment income distributions will not be made on the basis of distributable income as computed on the Fund's books but will be made on a federal income tax basis.

                                       32

                    TRUSTEES AND OFFICERS

Under Massachusetts law, the Trust's Board has absolute and exclusive control over the management and disposition of all assets of the Funds. Subject to the provisions of the Declaration of Trust, the business and affairs of the Funds are managed by the trustees or other parties so designated by the trustees.

Name and Position
  With the Fund           Principal Occupation During Last Five Years
-----------------         -------------------------------------------
*Heath B. McLendon        Managing Director (1993-present), Salomon Smith
  Chairman and Trustee    Barney, Inc. ("Salomon Smith Barney"); President and
  125 Broad Street        Director (1994-present), Smith Barney Fund Management
  New York, NY            LLC (f/k/a/ SSB Citi Fund Management LLC.; Director
  Age 68                  and President (1996-present), Travelers Investment
                          Adviser, Inc.; Chairman and Director of fifty-nine
                          investment companies associated with Salomon Smith
                          Barney; Trustee (1999) of seven Trusts of Citifunds'
                          family of Trusts; Trustee, Drew University; Advisory
                          Director, M&T Bank; Chairman, Board of Managers
                          (1995-present), six Variable Annuity Separate Accounts
                          of The Travelers Insurance Company+; Chairman, Board
                          of Trustees, five Mutual Funds sponsored by The
                          Travelers Insurance Company++; prior to July 1993,
                          Senior Executive Vice President of Shearson Lehman
                          Brothers Inc.

  Knight Edwards          Of Counsel (1988-present), Partner (1956-1988),
  Trustee                 Edwards & Angell, Attorneys; Member, Advisory Board
  154 Arlington Avenue    (1973-1994), thirty-one mutual funds sponsored by
  Providence, RI          Keystone Group, Inc.; Member, Board of Managers
  Age 78                  (1969-present), six Variable Annuity Separate Accounts
                          of The Travelers Insurance Company+; Trustee
                          (1990-present), five Mutual Funds sponsored by The
                          Travelers Insurance Company.++

  Robert E. McGill, III   Retired manufacturing executive. Director (1983-1995),
  Trustee                 Executive Vice President (1989-1994) and Senior Vice
  295 Hancock Street      President, Finance and Administration (1983-1989), The
  Williamstown, MA        Dexter Corporation (manufacturer of specialty
  Age 70                  chemicals and materials); Vice Chairman (1990-1992),
                          Director (1983-1995), Life Technologies, Inc. (life
                          science/biotechnology products); Director,
                          (1994-1999), The Connecticut Surety Corporation
                          (insurance); Director (1995-2000), Chemfab Corporation
                          (specialty materials manufacturer); Director
                          (1999-2001), Ravenwood Winery, Inc.; Director
                          (1999-present), Lydall Inc. (manufacturer of fiber
                          materials); Member, Board of Managers (1974-present),
                          six Variable Annuity Separate Accounts of The
                          Travelers Insurance Company+; Trustee (1990-present),
                          five Mutual Funds sponsored by The Travelers Insurance
                          Company.++

  Lewis Mandell           Professor of Finance and Managerial Economics,
  Trustee                 University at Buffalo since 1998. Dean, School of
  160 Jacobs Hall         Management (1998-2001), University at Buffalo; Dean,
  Buffalo, NY             College of Business Administration (1995-1998),
  Age 59                  Marquette University; Professor of Finance (1980-1995)
                          and Associate Dean (1993-1995), School of Business
                          Administration, and Director, Center for Research and
                          Development in Financial Services (1980-1995),
                          University of Connecticut; Director (2000-present),
                          Delaware North Corp. (hospitality business); Member,
                          Board of Managers (1990-present), six Variable Annuity
                          Separate Accounts of The Travelers Insurance Company+;
                          Trustee (1990-present), five Mutual Funds sponsored by
                          The Travelers Insurance Company.++

  Frances M. Hawk,        Private Investor, (1997-present); Portfolio Manager
  CFA, CFP                (1992-1997, HLM Management Company, Inc. (investment
  Trustee                 management); Assistant Treasurer, Pensions and
  108 Oxford Hill Lane    Benefits. Management (1989-1992), United Technologies
  Downingtown, PA         Corporation (broad-based designer and manufacturer of
  Age 54                  high technology products); Member, Board of Managers
                          (1991-present), six Variable Annuity Separate Accounts
                          of The Travelers Insurance Company+; Trustee
                          (1991-present), five Mutual Funds sponsored by The
                          Travelers Insurance Company.++

                                       33

                    Ernest J. Wright        Vice President and Secretary (1996-present), Assistant
  Secretary to the Board  Secretary (1994-1996), Counsel (1987-present), The
  One Tower Square        Travelers Insurance Company; Secretary (1994-present),
  Hartford, Connecticut   six Variable Annuity Separate Accounts of The
  Age 61                  Travelers Insurance Company+; Secretary
                          (1994-present), five Mutual Funds sponsored by The
                          Travelers Insurance Company.++

  Kathleen A. McGah       Deputy General Counsel (1999 - present); Assistant
  Assistant Secretary to  Secretary (1995-present), The Travelers Insurance
  The Board               Company; Assistant Secretary (1995-present), six
  One Tower Square        Variable Annuity Separate Accounts of The Travelers
  Hartford, Connecticut   Insurance Company+; Assistant Secretary,
  Age 51                  (1995-present), five Mutual Funds sponsored by The
                          Travelers Insurance Company.++ Prior to January 1995,
                          Counsel, ITT Hartford Life Insurance Company.

  Lewis E. Daidone        Managing Director of Salomon Smith Barney Inc. since
  Treasurer               1990. Director and Senior Vice President of Smith
  125 Broad Street        Barney Fund Management LLC and Travelers Investment
  New York, New York      Adviser Inc.; Senior Vice President and Treasurer of
  Age 44                  Salomon and Smith Barney sponsored funds, and
                          Executive Vice President and Treasurer of Salomon
                          sponsored funds; also Chief Financial Officer of the
                          mutual fund complex; Treasurer (1996-present), five
                          Mutual Funds sponsored by The Travelers Insurance
                          Company.++ Prior to 1990, he was Senior Vice President
                          and CFO of Cortland Financial Group, Inc. (1984-1990),
                          Assistant Controller, Reserve Group (1982-1984); Ernst
                          & Young (1980-1982).

  Irving David            Controller and Director of Salomon Smith Barney Inc.
  Controller              since 1994. Controller of several investment companies
  125 Broad Street        associated with Salomon Smith Barney Inc.; Controller
  New York, New York      (1996-present), five Mutual Funds sponsored by The
  Age 40                  Travelers Insurance Company.++ Prior to 1994 ,
                          Assistant Treasurer at First Investment Management
                          Company (1988-1994).

+    These six Variable Annuity Separate Accounts are: The Travelers Growth and
     Income Stock Account for Variable Annuities, The Travelers Quality Bond
     Account for Variable Annuities, The Travelers Money Market Account for
     Variable Annuities, The Travelers Timed Growth and Income Stock Account for
     Variable Annuities, The Travelers Timed Short-Term Bond Account for
     Variable Annuities, and The Travelers Timed Aggressive Stock Account for
     Variable Annuities.

++   These five Mutual Funds are: Capital Appreciation Fund, Money Market
     Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers
     Series Trust.

*    Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney,
     Inc., an indirect wholly owned subsidiary of Citigroup Inc. and also owns shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating and Administration Committee recommends candidates for the nomination as members of the Board. The Audit Review Committee reviews the scope and results of the Fund's annual audits with the Fund's independent auditors and recommends the engagement of the auditors. For the year ended
December 31, 2001, the members of the Nominating and Audit Committees were
Knight Edwards, Robert E. McGill III, Lewis Mandell, and Frances M. Hawk.
Trustees do not receive any additional compensation for their committee services.

COMPENSATION. Members of the Board who are also officers or employees of
Citigroup Inc. or its subsidiaries are not entitled to any fee for their services to the Fund. Members of the Board who are not affiliated as employees of Citigroup, Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the five Mutual Funds sponsored by The Travelers
Insurance Company and the six Variable Annuity Separate Accounts established by
The Travelers Insurance Company. They also receive an aggregate fee of $2,500 for each meeting of such Boards attended. Board Members with 10 years of service may agree to provide services as an emeritus director at age 72 or

                                       34

                    upon reaching 80 years of age and will receive 50% of the annual retainer and
50% of meeting fees, if attended. The chart below shows the compensation paid to
Board Members for the year ended December 31, 2001.

COMPENSATION TABLE.

------------------------------------ ----------------------- ------------------------ -------------------------
                                                                                      Total Compensation From
                                     Aggregate               Pension or Retirement    Fund and Fund Complex
                                     Compensation From       Benefits Accrued As      Paid to Directors
Name of Person, Position             Fund1                   Part of Fund Expenses
------------------------------------ ----------------------- ------------------------ -------------------------
Heath B. McLendon                    N/A                     N/A                      N/A
  Chairman and Trustee
------------------------------------ ----------------------- ------------------------ -------------------------
Knight Edwards                       $2,864                  N/A                      $31,500
  Trustee
------------------------------------ ----------------------- ------------------------ -------------------------
Robert E. McGill, III                $2,864                  N/A                      $31,500
  Trustee
------------------------------------ ----------------------- ------------------------ -------------------------
Lewis Mandell                        $2,864                  N/A                      $31,500
  Trustee
------------------------------------ ----------------------- ------------------------ -------------------------
Frances M. Hawk, CFA, CFP            $2,864                  N/A                      $31,500
  Trustee
------------------------------------ ----------------------- ------------------------ -------------------------

----------
1    No compensation was deferred for any Trustee or Officer under a deferred compensation plan.

                                 CODE OF ETHICS

Pursuant to Rule 17j-1 of the 1940 Act, the Funds and their investment advisers and subadvisers have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interest of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personnel securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

                              DECLARATION OF TRUST

The Trust is organized as a Massachusetts business trust. Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Trust were held to be a partnership, the possibility of its shareholders incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

                          INVESTMENT ADVISORY SERVICES

As described above, the Board monitors the activities of those entities that provide investment management and subadvisory services to the Funds. TAMIC and
Citigroup, both referred at times as the "advisers", provide investment supervision to certain Funds described herein in accordance with each Fund's investment objectives, policies and restrictions. The advisers' responsibilities generally include the following:

     (1)  engaging the services of one or more firms to serve as investment adviser to the Funds;

     (2)  reviewing from time to time the investment policies and restrictions of the Funds in light of the Fund's performance and otherwise and after consultation with the Board, recommending any appropriate changes to the Board;

                                       35

                    (3)  supervising the investment program prepared for the Funds by the subadviser;

     (4)  monitoring, on a continuing basis, the performance of the Fund's securities;

     (5)  arranging for the provision of such economic and statistical data as the advisers shall determine or as may be requested by the Board; and

     (6)  providing the Board with such information concerning important economic and political developments as the advisers deem appropriate or as the Board requests.

TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY LLC ("TAMIC")

TAMIC was incorporated in 1978 under the laws of the State of New York. On
February 15, 2000 TAMIC was converted into a Delaware Limited Liability Company.
TAMIC is a registered investment adviser which has provided investment advisory services since its incorporation in 1978. TAMIC is an indirect wholly owned subsidiary of Citigroup Inc., and its principal offices are located at 242
Trumbull Street, Hartford, Connecticut, 06115. TAMIC also provides investment advice to individual and pooled pension and profit-sharing accounts and non-affiliated insurance companies.

Management of Convertible Securities Portfolio, Travelers Quality Bond
Portfolio, U.S. Government Securities Portfolio and Zero Coupon Bond Fund
Portfolio (Series 2005)

David A. Tyson serves as the Portfolio Manager of the Convertible Securities
Portfolio and the Zero Coupon Bond Fund. Mr. Tyson is President and Chief
Investment Officer of TAMIC and Senior Vice President and The Travelers
Insurance Company. His previous responsibilities include managing The Travelers
Derivatives, Mortgage-Backed and Quantitative Investment Group. Mr. Tyson joined
Travelers in 1985 and TAMIC in 1994.

F. Denney Voss is the Portfolio Manager of the Travelers Quality Bond Portfolio.
He is a Senior President and Chief Investment Officer of TAMIC.

Richard John is the Portfolio Manager of the U.S. Government Securities
Portfolio. He is a Senior Vice President of TAMIC.

For serving as investment adviser to the Trust, TAMIC receives a fee, equal to the average daily net asset of each of the following Funds. Investment advisory fees are computed daily and are paid monthly, (except for the Zero Coupon Bond
Fund Portfolio, which is paid weekly):

------------------------------------------------ ------------------------ ------------------------ -----------------
                     FUND                           ADVISORY FEE PAID         SUBADVISORY FEE        EXPENSE CAP
                                                        TO TAMIC               PAID BY TAMIC
                                                   % OF AVERAGE DAILY         TO SUBADVISERS
                                                       NET ASSETS
------------------------------------------------ ------------------------ ------------------------ -----------------
     Convertible Securities Portfolio                     0.60%                     N/A                 0.80%
------------------------------------------------ ------------------------ ------------------------ -----------------
     Disciplined Mid Cap Stock                            0.70%                    0.35%                0.95%
------------------------------------------------ ------------------------ ------------------------ -----------------
     Equity Income                                        0.75%                    0.45%                0.95%
------------------------------------------------ ------------------------ ------------------------ -----------------
     Federated High Yield                                 0.65%                    0.40%                0.95%
------------------------------------------------ ------------------------ ------------------------ -----------------
     Federated Stock                                     0.625%                   0.375%                0.95%
------------------------------------------------ ------------------------ ------------------------ -----------------
     Large Cap                                            0.75%                    0.45%                0.95%
------------------------------------------------ ------------------------ ------------------------ -----------------
     Lazard International Stock                          0.825%                   0.475%                1.25%
------------------------------------------------ ------------------------ ------------------------ -----------------
     MFS Emerging Growth                                  0.75%                   0.375%                0.95%
------------------------------------------------ ------------------------ ------------------------ -----------------
     MFS Mid Cap Growth                                   0.80%                   0.375%                1.00%
------------------------------------------------ ------------------------ ------------------------ -----------------
     MFS Research                                         0.80%                   0.375%                1.00%
------------------------------------------------ ------------------------ ------------------------ -----------------
     MFS Value Portfolio                                  0.75%                   0.375%                1.00%
------------------------------------------------ ------------------------ ------------------------ -----------------
     Travelers Quality Bond                              0.3233%                    N/A                 0.75%
------------------------------------------------ ------------------------ ------------------------ -----------------
     U. S. Government Securities                         0.3233%                    N/A                 1.25%
------------------------------------------------ ------------------------ ------------------------ -----------------
     Zero Coupon Bond Fund (Series 2005)                  0.10%                     N/A                 0.15%
------------------------------------------------ ------------------------ ------------------------ -----------------

Under a management agreement with the Trust, The Travelers has agreed to reimburse each of the portfolios of the Trust for the amounts by which its aggregate annual expenses, including investment advisory fees, but excluding

                                       36

                    brokerage commissions, interest charges and taxes, exceeds the expense caps shown on the previous table of the Portfolios's average net assets for any year.
For the years ended December 31, 1999, 2000 and 2001, the Trust received the reimbursement for certain Portfolios of the Fund from The Travelers as follows:

------------------------------------------------ ---------------------- ---------------------- ----------------------
FUNDS                                                    2001                   2000                   1999
                                                         ----                   ----                   ----
------------------------------------------------ ---------------------- ---------------------- ----------------------
Convertible Securities Portfolio                          $ 0                  $18,530                $32,000
------------------------------------------------ ---------------------- ---------------------- ----------------------
Disciplined Mid Cap Stock                                 $ 0                    $ 0                  $13,500
------------------------------------------------ ---------------------- ---------------------- ----------------------
Equity Income                                             $ 0                    $ 0                  $62,705
------------------------------------------------ ---------------------- ---------------------- ----------------------
Federated High Yield                                      $ 0                    $ 0                    $ 0
------------------------------------------------ ---------------------- ---------------------- ----------------------
Federated Stock                                           $ 0                    $ 0                    $ 0
------------------------------------------------ ---------------------- ---------------------- ----------------------
Large Cap                                                 $ 0                    $ 0                  $21,676
------------------------------------------------ ---------------------- ---------------------- ----------------------
Lazard International Stock                                $ 0                    $ 0                    $ 0
------------------------------------------------ ---------------------- ---------------------- ----------------------
MFS Emerging Growth                                       $ 0                    $ 0                    $ 0
------------------------------------------------ ---------------------- ---------------------- ----------------------
MFS Mid Cap Growth                                        $ 0                    $ 0                  $27,304
------------------------------------------------ ---------------------- ---------------------- ----------------------
MFS Research                                              $ 0                    $ 0                    $ 0
------------------------------------------------ ---------------------- ---------------------- ----------------------
MFS Value Portfolio                                      $28,095               $15,528                $24,087
------------------------------------------------ ---------------------- ---------------------- ----------------------
Travelers Quality Bond                                    $ 0                    $ 0                    $ 0
------------------------------------------------ ---------------------- ---------------------- ----------------------
U.S. Government Securities                                $ 0                    $ 0                    $ 0
------------------------------------------------ ---------------------- ---------------------- ----------------------
Zero Coupon Bond Fund (Series 2005)                      $57,934               $46,621                $55,152
------------------------------------------------ ---------------------- ---------------------- ----------------------

The investment advisory fees paid to TAMIC by each Fund during the last three fiscal years were:

------------------------------------------------ ---------------------- ---------------------- ----------------------
FUNDS                                                    2001                   2000                   1999
                                                         ----                   ----                   ----

------------------------------------------------ ---------------------- ---------------------- ----------------------
Convertible Securities Portfolio                       $ 249,266              $ 103,582              $ 44,297
------------------------------------------------ ---------------------- ---------------------- ----------------------
Disciplined Mid Cap Stock                              $ 752,173              $ 449,733              $ 212,394
------------------------------------------------ ---------------------- ---------------------- ----------------------
Equity Income                                         $1,378,085             $1,076,576              $ 802,193
------------------------------------------------ ---------------------- ---------------------- ----------------------
Federated High Yield                                   $ 259,593              $ 290,236              $ 308,514
------------------------------------------------ ---------------------- ---------------------- ----------------------
Federated Stock                                        $ 277,073              $ 278,953              $ 272,014
------------------------------------------------ ---------------------- ---------------------- ----------------------
Large Cap                                             $1,939,052             $1,936,836              $ 842,331
------------------------------------------------ ---------------------- ---------------------- ----------------------
Lazard International Stock                            $1,091,320             $1,111,513              $ 668,699
------------------------------------------------ ---------------------- ---------------------- ----------------------
MFS Emerging Growth                                   $2,232,072             $3,459,333             $1,737,243
------------------------------------------------ ---------------------- ---------------------- ----------------------
MFS Mid Cap Growth                                    $2,350,565             $1,759,504              $ 295,208
------------------------------------------------ ---------------------- ---------------------- ----------------------
MFS Research                                          $1,492,978             $1,656,825              $ 684,162
------------------------------------------------ ---------------------- ---------------------- ----------------------
MFS Value Portfolio                                    $ 205,081              $ 157,909              $ 106,505
------------------------------------------------ ---------------------- ---------------------- ----------------------
Travelers Quality Bond                                 $ 347,194              $ 196,245              $ 163,879
------------------------------------------------ ---------------------- ---------------------- ----------------------
U.S. Government Securities                             $ 363,929              $ 223,855              $ 205,660
------------------------------------------------ ---------------------- ---------------------- ----------------------
Zero Coupon Bond Fund (Series 2005)                     $ 5,152                $ 3,597                $ 3,062
------------------------------------------------ ---------------------- ---------------------- ----------------------

SMITH BARNEY FUND MANAGEMENT LLC ("SBFM")
(FORMERLY SSB CITI FUND MANAGEMENT LLC)

         SBFM was incorporated in December 1968 under the laws of the State of
Delaware and converted into a Delaware limited liability company in 1999. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings, Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. SBFM is a registered as an investment adviser under the Investment Advisers Act of 1940 and is primarily engaged in the investment advisory business. SBFM furnishes investment management and advisory services to Social Awareness Stock Portfolio in accordance with the terms of an investment advisory agreement dated May 1, 1995, which was approved by shareholders at a meeting held on April 28, 1995. SBFM is located at 125 Broad Street, New York, New York 10004. For furnishing investment management and advisory services to the Fund, SBFM is paid an annual fee at the rate set forth in the advisory fee schedule below. The fee is computed daily and paid weekly.

                                       37

                    ANNUAL MANAGEMENT FEE                      FUND'S AGGREGATE NET ASSET VALUE
     ---------------------                      --------------------------------
            0.65%            of the first          $  50,000,000, plus
            0.55%            of the next           $  50,000,000, plus
            0.45%            of the next           $100,000,000, plus
            0.40%            of amounts over       $200,000,000.

The total advisory fees paid to SBFM by Social Awareness Stock Portfolio for the years ended December 31, 1999, 2000, and 2001 were $348,890, $443,684, and
$498,797, respectively.

Under a management agreement with the Fund, The Travelers has agreed to reimburse the Fund for the amount by which its aggregate annual expenses, including investment advisory fees but excluding brokerage commissions, interest charges and taxes, exceed 1.25% of the Fund's average net assets for any year.
For the years ended December 31, 1999, 2000 and 2001, the Fund received no reimbursement from The Travelers.

SBFM also manages the day-to-day investment operations of Utilities Portfolio under an investment advisory agreement approved by the Board. Under the agreement, SBFM is responsible for furnishing or causing to be furnished to
Utilities Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities, and recommendations with respect to other aspects and affairs of its portfolio. Utilities Portfolio pays SBFM an advisory fee at the annual rate of 0.65% for its services as investment adviser. The fee is computed daily and paid monthly.

The total advisory fees paid to SBFM by Utilities Portfolio for the years ended
December 31, 1999, 2000 and 2001 were $222,001, $223,375, and $311,552, respectively.

Under a management agreement with the Fund, The Travelers has agreed to reimburse the Fund for the amount by which its aggregate annual expenses, including investment advisory fees but excluding brokerage commissions, interest charges and taxes, exceed 1.25% of the Fund's average net assets for any year.
For the years ended December 31, 2000, 1999 and 1998, the Fund received no reimbursement from The Travelers.

MANAGEMENT OF SOCIAL AWARENESS STOCK AND UTILITIES PORTFOLIOS. William Theriault
has served as the portfolio manager to Social Awareness Stock Portfolio and
Utilities Portfolio since August of 2001. Mr. Theriault is a Director and
Portfolio Manager of SBFM. Mr. Theriault is a Chartered Financial Analyst.

INVESTMENT SUBADVISERS

Under the terms of investment subadvisory agreements, each subadviser provides an investment program for the Funds. The subadvisers make all determinations with respect to the purchase and sale of the portfolio securities (subject to the terms and conditions of the particular Fund's investment objective, policies, and restrictions and to the supervision of the Board and TAMIC) and places, in the Fund's name, call orders for execution of the portfolio transactions. In addition, Fidelity Management & Research Company ("FMR") and
Lazard Asset Management also are authorized to execute the orders. In the case of the other subadvisers, TAMIC is responsible for executing the orders.

For services rendered to the Portfolios, each subadviser charges a fee to TAMIC.
No Fund pays any portion of a subadviser's fee, nor does a Fund have any obligation or responsibility to do so.

SUBADVISER: FEDERATED INVESTMENT COUNSELING
FEDERATED HIGH YIELD PORTFOLIO, FEDERATED STOCK PORTFOLIO

Federated Investment Counseling ("Federated") a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the 1940
Act. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting)
shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Inc., Mr.
Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President
and Trustee of Federated Investors, Inc.

                                       38

                    Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts.
Certain other subsidiaries also provide administrative services to a number of investment companies. With over $180 billion as of December 31, 2001 invested across more than 139 funds under management and/or administration by its subsidiaries, as of December 31, 2001, Federated Investors, Inc. is one of the
largest mutual fund investment managers in the United States. With more than
1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

FEDERATED HIGH YIELD PORTFOLIO. Federated acts as subadviser for Federated High
Yield Portfolio under an investment subadvisory agreement between TAMIC and
Federated. In its capacity as subadviser, Federated continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which Federated receives an annual fee from TAMIC.

Under the subadvisory agreement with TAMIC, Federated is paid an advisory fee at the annual rate of 0.40% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December 31, 1999, 2000, and
2001, the subadvisory fees TAMIC paid Federated for the Federated High Yield
Portfolio were $189,855, $178,607, and $159,750, respectively.

MANAGEMENT OF THE FEDERATED HIGH YIELD PORTFOLIO. Mark E. Durbiano serves as the portfolio manager to Federated High Yield Portfolio. Mr. Durbiano joined
Federated Investors in 1982 and has been a Senior Vice President of a Federated affiliate since January of 1996. Mr. Durbiano is a Chartered Financial Analyst.

Nathan H. Kehm became the Fund Portfolio's manager on May 1, 2001. Mr. Kehm joined Federated in December 1997 as an Investment Analyst. He was promoted to
Assistant Vice President and Senior Investment Analyst of the Fund's adviser in
January 1999 and to Vice President in January 2001. Mr. Kehm served as a
Relationship Manager structuring financing transactions with Mellon Bank, N.A.
from August 1993 to December 1997. Mr. Kehm is a Charter Financial Analyst. He
earned his M.B.A. from the University of Pittsburgh.

FEDERATED STOCK PORTFOLIO. Federated also serves as subadviser to Federated
Stock Portfolio. Under a subadvisory agreement with TAMIC, Federated continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments. Under the agreement, TAMIC pays
Federated a subadvisory fee at the annual rate of 0.375% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended
December 31, 1999, 2000, and 2001, the subadvisory fees TAMIC paid Federated for the Federated Stock Portfolio were $163,208, $167,372, and $166,244, respectively.

MANAGEMENT OF FEDERATED STOCK PORTFOLIO. Michael P. Donnelly serves as manager to Federated Stock Portfolio along with Kevin R. McCloskey. He joined Federated
Investors in 1989 as an investment analyst and has been a Vice President since
1994. Mr. Donnelly is a Chartered Financial Analyst.

Kevin R. McCloskey, who also serves as portfolio manager, joined Federated in
1999 as a portfolio manager and a Vice President of the Fund's subadvisers.
Previously, Mr. McCloskey served as a portfolio manager and
investmemt/quanitative analyst at Killian Asset Management Corporation. Mr.
McCloskey is a Chartered Financial Analyst.

SUBADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY
EQUITY INCOME PORTFOLIO
LARGE CAP PORTFOLIO

Fidelity Management & Research Company ("FMR") serves as the subadviser to
Equity Income and Large Cap Portfolios under a subadvisory agreement with TAMIC.
FMR is an investment adviser registered as such with the SEC. Its principal office is located at 82 Devonshire Street, Boston, MA 02109-3614.

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity
Management & Research (U.K.) Inc. (FMR U.K.), and Fidelity Management & Research
(Far East) Inc. (FMR Far East). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C.
Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all
Class B shares will be

                                       39

                    voted in accordance with the majority vote of Class B shares. Under the
Investment Company Act of 1940, control of a company is presumed where on individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to
FMR Corp.

EQUITY INCOME PORTFOLIO. Under the agreement with TAMIC, FMR is paid a subadvisory fee at the annual rate of 0.45% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December
31, 1999, 2000, and 2001, the subadvisory fees TAMIC paid FMR were $481,316,
$646,028, and $813,718, respectively.

MANAGEMENT OF EQUITY INCOME PORTFOLIO. Steve DuFour is portfolio manager of the
Equity Income Portfolio. He also manages the Fidelity Equity-Income II Fund. Mr.
DuFour has been associated with FMR since 1992.

LARGE CAP PORTFOLIO. FMR also serves as subadviser to the Large Cap Portfolio under a subadvisory agreement with TAMIC. Under the agreement, FMR is paid a subadvisory fee at the annual rate of 0.45% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December
31, 1999, 2000, and 2001 the subadvisory fees TAMIC paid FMR were $505,398,
$1,163,658, and $1,173,054, respectively.

MANAGEMENT OF LARGE CAP PORTFOLIO. Karen Firestone is the manager of Large Cap
Portfolio. Ms. Firestone also manages mutual funds and other investment accounts for Fidelity Management Trust Company. She has been associated with FMR since
1983.

FMR SUBSUBADVISORY ARRANGEMENTS. FMR has subsubadvisory agreements with FMR U.K.
and FMR Far East. TAMIC is also a party to these agreements in its capacity as investment adviser. These subsubadvisers provide FMR with investment research and advice on issuers based outside the United States. Under the subsubadvisory agreements, FMR pays FMR U.K. fees equal to 110%and FMR Far East fees equal to
105% of the costs of providing these services.

The subsubadvisers may also provide investment management services. In return,
FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a Fund's investments that the subsubadviser manages on a discretionary basis.

SECURITIES TRANSACTIONS. Equity Income and Large Cap Portfolios' subadviser is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of Fund shares or shares of other funds advised by the subadviser and to use the research services of brokerage and other firms that have provided such assistance. The subadviser may place trades with certain brokers with which it is under common control, including Fidelity Capital Markets (FCM), a division of National Financial
Services LLC (NFS), and Fidelity Brokerage Services Japan LLC, provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. The subadviser may also place trades with REDIBook ECN LLC (REDIBook), an electronic communication network in which a wholly-owned subsidiary of FMR Corp. has an equity ownership interest, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.

Equity Income and Large Cap Portfolios' subadviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with the subadviser under which the broker-dealer allocates a portion of the commissions paid by either Fund toward payment of its expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, comply with the requirements of Section 1l(a) of the Securities Act of 1934, as amended, which prohibit members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Under the Section 11(a) requirements, the Board has authorized NFS to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

SUBADVISER: LAZARD ASSET MANAGEMENT
LAZARD INTERNATIONAL STOCK PORTFOLIO

Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York
10112-6300, has entered into an investment subadvisory agreement (the "Lazard
Subadvisory Agreement") with TAMIC to provide subadvisory

                                       40

                    services to Lazard International Stock Portfolio. As of September 30, 2001,
Lazard and its affiliates had assets under management of approximately $71.6 billion. Under the Lazard Subadvisory Agreement, Lazard regularly provides the
Fund with investment research, advice and supervision and continuously furnishes an investment program for the Fund consistent with its investment objective and policies, including the purchase, retention and disposition of securities.

Lazard is a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York
limited liability company, which is registered as an investment adviser with the
SEC and is a member of the New York, American and Chicago Stock Exchanges.
Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services.

Lazard Freres performs such brokerage services in conformity with Rule 10f-3,
17a-7 and 17e-1 under the 1940 Act and procedures adopted by the Board.

TAMIC pays Lazard a subadvisory fee at the annual rate of 0.475% of the Fund's average daily net asset value. The fee is accrued daily and paid monthly. For the years ended December 31, 1999, 2000, and 2001 the subadvisory fees TAMIC paid Lazard were $385,008, $639,962, and $628,336, respectively.

MANAGEMENT OF LAZARD INTERNATIONAL STOCK PORTFOLIO. Herbert W. Gullquist and
John R. Reinsberg are primarily responsible for the day-to-day management of the
Fund's assets. Mr. Gullquist is Vice Chairman, Lazard Freres & Co., LLC and
Managing Director and Chief Investment Officer of Lazard Asset Management, and
has been with Lazard since 1982. He is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines.
Mr. Reinsberg is a Managing Director of Lazard Asset Management and has been with Lazard since 1992. He is responsible for international/global equity management and overseeing the day-to-day operations of Lazard's international equity investment team.

SUBADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")
MFS EMERGING GROWTH PORTFOLIO
MFS MID CAP GROWTH PORTFOLIO
MFS RESEARCH PORTFOLIO
MFS VALUE PORTFOLIO

MFS, a registered investment adviser, along with its predecessor organizations has provided investment advisory services since 1924. Its principal offices are located at 500 Boylston Street, Boston, Massachusetts. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.)
Financial Services Holding, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). Net assets under the MFS's management were approximately $131.9 billion on behalf of approximately 4.6 million investor accounts as of January 31, 2002. As of such date, the MFS organization managed approximately $104.8 billion of assets invested in equity securities and approximately $20.3 billion of assets invested in fixed-income securities. Approximately $9.7 billion of the assets managed by
MFS are invested in securities of foreign issuers and non-U.S. dollar denominated securities of U.S. issuers.

MFS EMERGING GROWTH PORTFOLIO. For services as subadviser to MFS Emerging Growth
Portfolio, TAMIC pays MFS a subadvisory fee at an annual rate of 0.375% of the
Fund's average daily net asset value. The fee is accrued daily and paid monthly.
For the years ended December 31, 1999, 2000, and 2001 the subadvisory fees TAMIC paid MFS for the MFS Emerging Growth Portfolio were $868,621, $1,729,667, and
$1,116,036, respectively.

MANAGEMENT OF MFS EMERGING GROWTH PORTFOLIO. The Fund is managed by a team of portfolio managers.

MFS MID CAP GROWTH PORTFOLIO. MFS also serves as subadviser to MFS Mid Cap
Growth Portfolio since March 1998. TAMIC pays MFS a subadvisory fee at an annual rate of 0.375% of the Fund's average daily net asset value. The fee is accrued daily and paid monthly. For the years ended December 31, 1999, 2000, and 2001 the subadvisory fees TAMIC paid MFS for MFS Mid Cap Growth Portfolio were
$138,379, $824,767, and $1,101,828, respectively.

MANAGEMENT OF MFS MID CAP GROWTH PORTFOLIO. The Fund is managed by a team of portfolio managers.

MFS RESEARCH PORTFOLIO. MFS also serves as the subadviser to MFS Research
Portfolio. TAMIC pays MFS a subadvisory fee at an annual rate of 0.375% of the
Fund's average daily net asset value. The fee is accrued daily and

                                       41

                    paid monthly. For the years ended December 31, 1999, 2000, and 2001 the subadvisory fees TAMIC paid MFS for the MFS Research Portfolio were $320,701,
$776,637, and $699,833, respectively.

MANAGEMENT OF MFS RESEARCH PORTFOLIO. MFS Research Portfolio is managed by a team of equity research analysts.

MFS VALUE PORTFOLIO. Prior to May 1, 2001, NWQ Investment Management Company
("NWQ") was the subadviser to the Portfolio. TAMIC paid NWQ a subadvisory fee at the annual rate of 0.375% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December 31, 1999, 2000, and through April 2001, the subadvisory fees TAMIC paid NWQ for NWQ Large Cap
Portfolio were $53,252, $78,954, and $29,086, respectively. Effective May 1,
2001, MFS became the subadviser to the Portfolio. For the period May 1 through
December 31, 2001, TAMIC paid MFS $102,540.

MANAGEMENT OF MFS VALUE PORTFOLIO. Lisa B. Nurme and Steven R. Gorham, each a
Senior Vice President of the subadviser, are the Fund's portfolio managers. Ms.
Nurme has been a portfolio manager of the Fund since May 2001 and has been employed in the investment management area of the adviser since 1987. Mr. Gorman is a portfolio manager of the Fund since January 2002 and has been employed in the investment management area of the subadviser since 1992. Ms. Nurme is taking a sabbatical commencing on or about May 28, 2002 and ending on or about
September 3, 2002.

SUBADVISER: THE TRAVELERS INVESTMENT MANAGEMENT COMPANY ("TIMCO")
DISCIPLINED MID CAP STOCK PORTFOLIO

TIMCO, located at 100 First Stamford Place, Stamford, CT 06902, serves as the investment subadviser to Disciplined Mid Cap Stock Portfolio. A registered investment adviser since 1971, TIMCO has been in the investment counseling business since 1967 and renders investment advice to a number of institutional accounts as well as various registered investment companies and insurance company separate accounts that had total assets under management as of December
31, 2001 in excess of $4.4 billion. Subject to the supervision and direction of the Board, TIMCO manages each Fund in accordance with its stated investment objective, policies, and restrictions, makes investment decisions for the Funds, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide the Funds with research services.

DISCIPLINED MID CAP STOCK PORTFOLIO. Under the agreement for Disciplined Mid Cap
Stock Portfolio, TIMCO is paid a subadvisory fee, accrued daily and payable monthly, at the annual rate of 0.35% of the Fund's average daily net assets. For the years ended December 31, 1999, $2000, and 2001 the subadvisory fees TAMIC paid TIMCO for Disciplined Mid Cap Stock Portfolio were $106,197, $224,867, and
$376,086.50, respectively.

MANAGEMENT OF DISCIPLINED MID CAP STOCK PORTFOLIO. Sandip Bhagat, President and
Chief Executive Officer of TIMCO, is primarily responsible for the Funds'
day-to-day operations, including making all investment decisions. Mr. Bhagat has provided various investment advisory and management services, research and trading since joining TIMCO in 1987. He is also Managing Director and Head of
Quantitative Equity Strategies at Smith Barney Asset Management. Mr. Bhagat is
also a member of the Research Committee of the Institute for Quantitative
Research in Finance, the Board of Directors of Chicago Quantitative Alliance,
the Association of Investment Management and Research, the New York Society of
Quantitative Analysts and the Hartford Society of Financial Analysts. He is a
Chartered Financial Analyst since 1991.

THE ADVISORY AGREEMENTS

Under the terms of their respective advisory and subadvisory agreements, the parties to such agreements shall:

     (1)  obtain and evaluate pertinent economic, statistical and financial data and other information relevant to the Funds' investment policies, affecting the economy generally and individual companies or industries, the securities of which are included in the investment portfolios or are under consideration for inclusion therein;

     (2)  be authorized to purchase supplemental research and other services from brokers at an additional cost to the Funds;

                                       42

                    (3)  regularly furnish recommendations to the Board with respect to an investment program for approval, modification or rejection by the
          Board;

     (4)  take such steps as are necessary to implement the investment programs approved by the Board; and

     (5)  regularly report to the Board with respect to implementation of the approved investment programs and any other activities in connection with the administration of the Funds' assets.

As required by the 1940 Act, each advisory and subadvisory agreement will continue in effect for a period more than two years from the date of its execution only so long as its continuance is specifically approved at least annually: (1) by a vote of a majority of the Board, or (2) by a vote of a majority of the particular Fund's outstanding voting securities. In addition, and in either event, the terms of the advisory and subadvisory agreements must be approved annually by a vote of a majority of the trustees who are not parties to, or interested persons of any party to, an advisory or subadvisory agreement, cast in person at a meeting called for the purpose of voting on such approval and at which the Board is furnished such information as may be reasonably necessary to evaluate the terms of the agreements. The advisory and subadvisory agreements further provide that they will terminate automatically upon assignment; may be amended only with prior approval of a majority of the particular Fund's outstanding voting securities; may be terminated without the payment of any penalty at any time upon sixty days' notice by the Board or by a vote of a majority of the particular Fund's outstanding voting securities; and
may not be terminated by TAMIC without prior approval of a new investment advisory agreement by a vote of a majority of the particular Fund's outstanding voting securities.

                              REDEMPTIONS IN KIND

If conditions arise that would make it undesirable for a Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property.

The Trust, however, has obligated the Funds under the 1940 Act to redeem for cash all shares presented to a Fund for redemption by any one shareholder in a
90-day period up to $250,000, or 1% of the Fund's net assets if that is less, valued for this purpose as the securities are valued in computing the Fund's net asset value per share. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, including brokerage charges, as well as the associated inconveniences.

                                    BROKERAGE

Subject to approval of the Board, the policy of TAMIC, TIMCO, Lazard, MFS,
Federated, FMR, and SBFM (collectively, the "advisers"), in executing transactions in the Funds' portfolio securities, is to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation:

o    the overall direct net economic result to the Funds, involving both price paid or received and any commissions and other cost paid;

o    the efficiency with which the transaction is effected;

o    the ability to effect the transaction at all where a large block is involved;

o    the availability of the broker to stand ready to execute potentially difficult transactions in the future; and

o    the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, one factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Funds and the advisers is considered to be in addition to and not in lieu of services required to be performed by the advisers under their respective advisory agreements. The cost, value and specific application of such information are indeterminable, and it is not practical to allocate these costs, value or specific allocations among the Funds and other clients of an adviser (namely, TAMIC, TIMCO, Lazard, MFS, Federated, FMR, or SBFM). Accordingly, the advisers or their other clients may indirectly benefit from the availability of such information.

                                       43

                    This situation may create a conflict of interest for an adviser. Similarly, the Funds may indirectly benefit from information made available as a result of transactions for other clients of an adviser.

Purchases and sales of bonds and money market instruments usually are principal transactions and normally are purchased directly from the issuer or from the underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from the underwriters include the underwriting commission or concession, and purchases from dealers serving as market makers include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, the advisers generally deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees are incurred in connection with futures transactions, and the Funds are required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

Each adviser or subadviser may follow a policy of considering the sale of Fund shares of the Trust a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

The advisers' policies with respect to brokerage are and will be reviewed by the
Board periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.
Because the purchase and sale of bonds is a principal transaction there are no brokerage commissions to report for Funds that buy bonds.

BROKERAGE COMMISSIONS

The following chart lists the total brokerage commissions paid by each Fund during the last three years, and the total amount paid to brokers providing research services and the total commission amount paid to such brokers for the year ended December 31, 2001. Also provided is the dollar amount and percentage of brokerage commissions paid to affiliated brokerage firms that provided research services:

FUNDS                                                                             Total Portfolio
-----                                                                             Transactions
                                                                                  Associated with
                                                                                  Brokers Providing      Commission paid
                                                                                  Research Services in   to Such Brokers for
                                         2001           2000        1999          2001                   Research in 2001
                                         ----           ----        ----          ----                   -------------------
Convertible Securities Portfolio         $   10,626     $  3,910    $      0      $          0            $     0
Disciplined Mid Cap Stock Portfolio      $  147,500     $106,506    $ 74,104      $ 39,711,704            $51,217
Equity Income Portfolio                  $  521,793     $326,458    $368,290      $          0            $     0
Federated High Yield Portfolio           $        0     $      0    $      0      $          0            $     0
Federated Stock Portfolio                $   16,286     $ 33,555    $ 33,535      $  3,734,205            $ 2,270
Large Cap Portfolio                      $  704,309     $305,345    $150,931      $          0            $     0
Lazard International Stock Portfolio     $  335,236     $258,432    $154,190      $ 10,604,197            $53,538
MFS Emerging Growth Portfolio            $1,337,352     $932,938    $ 62,340      $839,130,024            $     0
MFS Mid Cap Growth Portfolio             $  348,534     $387,757    $163,434      $580,781,470            $     0
MFS Research Portfolio                   $  357,017     $326,463    $ 23,030      $354,852,582            $     0
MFS Value Portfolio                      $        0     $ 30,944    $ 29,467      $  3,556,753            $ 4,488
Social Awareness Stock Portfolio         $   63,605     $ 62,666    $ 39,427      $  8,415,734            $ 8,938
Travelers Quality Bond Portfolio         $        0     $      0    $      0      $          0            $     0
U.S. Government Securities Portfolio     $        0     $      0    $      0      $751,925,286            $     0
Utilities Portfolio                      $   31,782     $      0    $ 11,970      $          0            $     0
Zero Coupon Bond Fund Portfolio          $        0     $      0    $      0      $          0             $     0
  (Series 2005)

                                       44

                    No formula was used in placing such transactions, and no specific amount of transactions was allocated for research services. Brokerage business placed with brokers affiliated with any of the advisers or subadvisers during 2001 follows.

BROKERAGE BUSINESS PLACED WITH AFFILIATED BROKERS

                                                                                       % of Fund's Aggregate
                                                                                       Dollar Amount of Transactions
                                       $ Amount of              % of Total             Involving Commissions Per
Affiliated Broker                      Commissions Paid         Commissions Paid       Affiliated Broker
-----------------                      ----------------         ----------------       -----------------
LARGE CAP
Fidelity Capital Markets                 $28,080.00                   3.98%                   7.728%

EQUITY INCOME
Fidelity Capital Markets                 $20,064.00                   3.845%                  7.035%

MFS EMERGING GROWTH
Fidelity Capital Markets                 $   165.00                   0.01%                   0.03%

                             PORTFOLIO TURNOVER RATE

Although certain Funds do not intend to invest for the purpose of seeking short-term profits, a Fund's investment adviser or subadviser may sell its securities whenever the adviser or subadviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

The following table shows significant variations in the portfolio turnover rates for the Funds for the past two years. Variations in turnover rates may be due to a fluctuating volume of purchase and redemption orders, market conditions or changes in the Investment Advisers investment outlook.

       -----------------------------------     ----------    ----------
                     FUND                         2000          2001
       -----------------------------------     ----------    ----------
       Convertible Securities Portfolio            48%           56%
       -----------------------------------     ----------    ----------
       Disciplined Mid Cap Stock                   67%           40%
       -----------------------------------     ----------    ----------
       Equity Income                              151%          121%
       -----------------------------------     ----------    ----------
       Federated High Yield                        19%           44%
       -----------------------------------     ----------    ----------
       Federated Stock                             24%           14%
       -----------------------------------     ----------    ----------
       Large Cap                                   96%          131%
       -----------------------------------     ----------    ----------
       Lazard International Stock                  39%           81%
       -----------------------------------     ----------    ----------
       MFS Emerging Growth                        203%          266%
       -----------------------------------     ----------    ----------
       MFS Mid Cap Growth                         143%           96%
       -----------------------------------     ----------    ----------
       MFS Research                                86%           98%
       -----------------------------------     ----------    ----------
       MFS Value Portfolio                         54%          123%
       -----------------------------------     ----------    ----------
       Social Awareness Stock                      33%           22%
       -----------------------------------     ----------    ----------
       Travelers Quality Bond                     157%          225%
       -----------------------------------     ----------    ----------
       U.S. Government Securities                 289%          327%
       -----------------------------------     ----------    ----------
       Utilities                                   22%           20%
       -----------------------------------     ----------    ----------
       Zero Coupon Bond Fund, 2005                 30%           16%
       -----------------------------------     ----------    ----------

                                       45

                    FUND ADMINISTRATION

The Trust, on behalf of all of the Funds, (except Equity Income and Large Cap
Portfolios) entered into an administrative services agreement during 1996, whereby Travelers Insurance is responsible for each Fund's pricing and bookkeeping services at an annualized rate of 0.06% of the Fund's daily net assets. The Travelers Insurance Company at its expense may appoint a subadministrator to perform these services. The subadministrator may be affiliated with The Travelers Insurance Company. Smith Barney Fund Management
LLC ("SBFM"), an affiliate of Travelers Insurance, has been appointed to serve in this capacity.

The administrative fees the Trust paid SBFM for each Fund during the last three calendar years were:

FUNDS                                   2001       2000       1999
-----                                 --------   --------   --------
Convertible Securities Portfolio ..   $ 24,927   $ 10,358   $  4,430
Disciplined Mid Cap Stock .........   $ 64,472   $ 38,549   $ 18,204
Federated High Yield ..............   $ 23,962   $ 26,791   $ 28,478
Federated Stock ...................   $ 26,600   $ 26,780   $ 26,113
Lazard International Stock ........   $ 78,832   $ 81,127   $ 48,683
MFS Emerging Growth ...............   $178,566   $276,747   $138,979
MFS Mid Cap Growth ................   $176,292   $131,963   $ 22,140
MFS Research ......................   $111,973   $124,262   $ 51,312
MFS Value Portfolio ...............   $ 16,406   $ 12,633   $  8,520
Social Awareness Stock ............   $ 48,930   $ 42,962   $ 32,806
Travelers Quality Bond ............   $ 64,434   $ 36,420   $ 30,414
U.S. Government Securities ........   $ 67,042   $ 41,238   $ 37,886
Utilities .........................   $ 28,759   $ 20,619   $ 20,492
Zero Coupon Bond Fund (Series 2005)   $  3,080   $  2,190   $  1,842

The Trust, on behalf of Equity Income and Large Cap Portfolios entered into a service agent agreement with Fidelity Service Company to provide pricing and bookkeeping services to the two Funds at the annual rate of 0.06% of each Fund's daily net assets under $500 million and 0.03% over $500 million. Each Fund pays a minimum total annual fee of $60,000. For the years ended December 31, 1999,
2000, and 2001 the fund administration fees for Large Cap Portfolio were
$64,778, $103,061 and $94,778, respectively and for Equity Income Portfolio were
$61,931, $56,741, and $67,475 respectively.

                               SHAREHOLDER RIGHTS

Fund shares are currently sold only to insurance company separate accounts in connection with variable annuity and variable life insurance contracts issued by the Travelers Insurance Company and its affiliates. Shares are not sold to the general public. Fund shares are sold on a continuing basis, without a sales charge, at the net asset value next computed after payment is made by the insurance company to the Fund's custodian. However, separate accounts to which shares are sold may impose sales and other charges, as described in the appropriate contract prospectus.

The Trust currently issues 16 series of shares, each representing interests in a
Fund. Shareholders of each series participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and non-assessable by the Trust and have no preference, conversion, exchange or preemptive rights.

Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable life insurance contracts.)

                                       46

                    In the event that a Fund serves as an investment vehicle for both variable annuity and variable life insurance contracts, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Fund due to differences in tax treatment, management of the Fund's investments, or other considerations. The Trust's Board will monitor events in order to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and will determine what action, if any, should be taken in the event of such a conflict

                                   TAX STATUS

GENERAL TAX INFORMATION

Each Fund qualified in its last taxable year as a regulated investment company
("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"), and each Fund intends to so qualify as long as such qualification is in the best interests of shareholders. If each Fund qualifies as a regulated investment company and the Trust distributes substantially all of its net income and gains to its shareholders (which it intends to do), then under the provisions of Subchapter M, the Trust should have little or no income taxable to it under the Code.

Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90%
of a Fund's gross income must be derived from dividends, interest, payments with respect to securities loaned, and gains from the sale or disposition of securities; and (2) at the close of each quarter of a Fund's taxable year, (a)
at least 50% of the value of the Fund's total assets must consist of cash, U.S.
government securities and other securities (no more than 5% of the value of the
Fund may consist of such other securities of any one issuer, and the Fund must not hold more than 10% of the outstanding voting stock of any issuer), and (b) a
Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. government securities).

In order to maintain the qualification of a Fund's status as a regulated investment company, the investment adviser or subadviser may, in its business judgment, restrict a Fund's ability to enter into stock index futures contracts or options on such futures contracts or engage in short-term trading and transactions in securities (including stock index futures contracts and options on such futures contracts). For the same reason, the investment adviser or subadviser may, in its business judgment, require a Fund to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do
so.

Each Fund also intends to comply with section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts (such as the accounts) that are used to fund benefits under variable life insurance and variable annuity contracts. These requirements are in addition to the requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Fund may invest. In order to comply with the current or future requirements of section 817(h) (or related Code provisions), the Trust may be required, E.G., to alter the investment objectives of one or more of the Funds.
No such change of investment objectives will take place without notice to the shareholders of an affected Fund, the approval of a majority of the outstanding voting shares, and the approval of the SEC, to the extent legally required.

TAXATION OF FOREIGN INVESTMENTS

Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies is reduced by these foreign taxes. Shareholders bear the cost of any foreign tax withholding but may not be able to claim a foreign tax credit or deduction for these foreign taxes. Funds investing in securities of passive foreign investment companies may be subject to U.S. Federal income taxes and interest charges, and the investment yield of a Fund making such investments is reduced by these taxes and interest charges. Shareholders bear the cost of these taxes and interest charges but may not be able to claim a deduction for these amounts.

ADDITIONAL TAX CONSIDERATIONS

If a Fund failed to qualify as a regulated investment company, owners of variable life insurance and annuity contracts based on the Fund: (1) might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (2) the Fund might incur additional taxes.
In addition, if a Fund failed to comply with the

                                       47

                    diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts based on the
Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Funds' investment advisers or subadvisers and it is intended that each Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the
Fund's investment adviser might otherwise believe to be desirable.

It is not feasible to comment on all of the federal tax consequences concerning the Funds. No further discussion of those consequences is included herein. For information concerning the federal income tax consequences to the owners of variable life insurance and annuity contracts, see the prospectuses for the contracts.

The following is a partial list of publications that may be noted in the Funds'
sales literature or shareholder materials that contain articles describing investment results or other data relative to one or more of the insurance products that purchase Fund shares. Other publications may also be cited.

Across the Board                                Advertising Age
American Banker                                 Barron's
Best's Review                                   Broker World
Business Insurance                              Business Month
Business Week                                   Changing Times
Consumer Reports                                The Economist
Financial Planning                              Financial World
Forbes                                          Fortune
Inc.                                            Institutional Investor
Insurance Forum                                 Insurance Sales
Insurance Week                                  Journal of Accountancy
Journal of the American Society of CLU & ChFC   Journal of Commerce
Life Insurance Selling                          Life Association News
Manager's Magazine                              MarketFacts
Money                                           Morningstar, Inc.
National Underwriter                            Nation's Business
New Choices (formerly 50 Plus)                  The New York Times
Pensions & Investments                          Pension World
Rough Notes                                     Round the Table
U.S. Banker                                     VARDs
The Wall Street Journal                         Working Woman

                                       48

                    FINANCIAL STATEMENTS

Each Fund's fiscal year end is December 31st. Financial statements for the
Funds' annual and semi-annual periods will be distributed to shareholders of record. The financial statements of the Fund and the Report of Independent
Auditors are contained in the Fund's Annual Report, which is incorporated in the
Statement of Additional Information by reference.

KPMG LLP, 757 Third Avenue, New York, NY 10017, has been selected as independent auditors to examine and report on the Fund's financial statements, except the
Large Cap and Equity Income Portfolios for the year ending December 31, 2001.
The financial statements for the Trust have been audited by KPMG LLP for the fiscal year ended December 31, 2001.

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is
the independent auditors for Large Cap and Equity Income Portfolios. The financial statements for these two Portfolios have been audited by
PricewaterhouseCoopers LLP, for the fiscal year ending December 31, 2001.

The financial statements of the Registrant and the Report of Independent
Auditors are contained in the Trust's Annual Report, which is incorporated in the Statement of Additional Information by reference.

                             ADDITIONAL INFORMATION

On April 1, 2002, the Travelers Insurance Company and its affiliates owned 100%
of the Trust's outstanding shares. The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is a wholly owned subsidiary of The
Travelers Insurance Group Inc., which is indirectly owned, through a wholly owned subsidiary, by Citigroup Inc., a bank holding company. The Company's Home
Office is located at One Tower Square, Hartford, Connecticut 06183, telephone number 860-277-0111.

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is
the custodian for all the Portfolios of The Travelers Series Trust except the
Equity Income and Large Cap Portfolios. For Large Cap and Equity Income
Portfolios, Brown Brothers Harriman and Co. serves as the custodian.

Travelers Bank & Trust, fsb (formerly Citi Fiduciary Trust Company ("CFTC"), 125
Broad Street, New York, NY 10004, will maintain the records relating to its function as transfer agent for the Trust, except for the Large Cap and Equity
Income Portfolios, for which Fidelity Investments Institutional Operations
Company, Inc. ("FIIOC"), 82 Devonshire Street, Boston, MA 02019 acts as transfer agent and dividend disbursing agent.

PFPC Global Fund Services (formerly First Data Investor Services Group, Inc.),
101 Federal Street, Boston, MA, 02110, will maintain records relating to its function as the sub-transfer agent for the Trust's portfolios.

Except as otherwise stated in its prospectus or as required by law, the Series
Trust reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Series Trust's prospectus, this SAI or any supplemental sales literature issued by the Series Trust, and no person is entitled to rely on any information or representation not contained therein.

The Trust's prospectuses and this SAI omit certain information contained in the
Trust's registration statement filed with the Securities and Exchange Commission that may be obtained from the Commission's principal office in Washington, D.C.
upon payment of the fee prescribed by the Rules and Regulations promulgated by the Commission. Otherwise, investors may obtain the Trust's registration statement for free by accessing the SEC's website at http://www.sec.gov.

                                       49

                    APPENDIX

                            COMMERCIAL PAPER RATINGS

The Fund's investments in commercial paper are limited to those rated A-1 or A-2 by S&P or PRIME-1 or PRIME-2 by Moody's. These ratings and other money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed.
The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

Commercial paper rated A-2 by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Commercial paper rated PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4)
liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

Commercial paper rated PRIME-2 has a strong capacity for repayment of short-term promissory obligations.

                       COMMON AND PREFERRED STOCK RATINGS

MOODY'S COMMON STOCK RATINGS

Moody's presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented include: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten year comparative statistical analysis.

This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently and what its future performance prospects appear to be.

These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

     (1)  High Grade

     (2)  Investment Grade

     (3)  Medium Grade

     (4)  Speculative Grade

                                       50

                    MOODY'S PREFERRED STOCK RATINGS

Preferred stock ratings and their definitions are as follows:

1. AAA: An issue that is rated AAA is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

2. AA: An issue that is rated AA is considered a high-grade preferred stock.
This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

3. A: An issue that is rated A is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the AAA and AA classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

4. BAA: An issue that is rated BAA is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

5. BA: An issue that is rated BA is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

6. B: An issue that is rated B generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

7. CAA: An issue that is rated CAA is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

8. CA: An issue that is rated CA is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

9. C: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each rating classification:
the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a midrange ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

The ratings are based, in varying degrees, on the following considerations:

a. Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

b. Nature of and provisions of the obligation; and

                                       51

                    c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S CORPORATE BOND RATINGS

Moody's ratings are as follows:

1. AAA - Bonds that are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

2. AA - Bonds that are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high-grade bonds. AA bonds are rated lower than AAA bonds because margins of protection may not be as large as in AAA securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long term risks appear somewhat larger than in AAA securities.

3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

4. BAA - Bonds that are rated BAA are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

5. BA - Bonds that are rated BA are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       52

                    6. B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH CORPORATE BOND RATINGS

Fitch ratings are as follows -

1. AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

2. AA - Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." pt Because bonds rated in the
"AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-l+."

3. A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

4. BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

5. BB - Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.
However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

6. B - Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

7. CCC - Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

8. CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

9. C - Bonds are in imminent default in payment of interest or principal.

10. DDD, DD AND D - Bonds are in default on interest and/or principal payments.
Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD"
represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-) - Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA," "DDD,. "DD," or "D" categories.

                                       53

                    STATEMENT OF ADDITIONAL INFORMATION

                           THE TRAVELERS SERIES TRUST

                        CONVERTIBLE SECURITIES PORTFOLIO
                       DISCIPLINED MID CAP STOCK PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                         FEDERATED HIGH YIELD PORTFOLIO
                            FEDERATED STOCK PORTFOLIO
                               LARGE CAP PORTFOLIO
                      LAZARD INTERNATIONAL STOCK PORTFOLIO
                          MFS EMERGING GROWTH PORTFOLIO
                          MFS MID CAP GROWTH PORTFOLIO
                             MFS RESEARCH PORTFOLIO
                               MFS VALUE PORTFOLIO
                        SOCIAL AWARENESS STOCK PORTFOLIO
                        TRAVELERS QUALITY BOND PORTFOLIO
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                               UTILITIES PORTFOLIO
                 ZERO COUPON BOND FUND PORTFOLIOS (SERIES 2005)

L-11788S                                                          TIC Ed 5-2002

                    PART C

                                OTHER INFORMATION

EXHIBITS

(a)      Agreement and Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 13 to the Registration
         Statement on Form N-1A filed on April 3, 1996.)

(b)      By-Laws. (Incorporated herein by reference to Exhibit 2 to
         Post-Effective Amendment No. 13 to the Registration Statement on Form
         N-1A, filed April 3, 1996.)

(d)(1)   Investment Advisory Agreement between the U.S. Government Securities
         Portfolio and Travelers Asset Management International Corporation.
         (Incorporated herein by reference to Exhibit 5(a) to Post-Effective
         Amendment No. 13 to the Registration Statement on Form N-1A, filed
         April 3, 1996.)

(d)(2)   Investment Advisory Agreement between the Social Awareness Stock
         Portfolio and Mutual Management Corp. (formerly known as Smith Barney
         Mutual Fund Management Inc.). (Incorporated herein by reference to
         Exhibit 5(b) to Post-Effective Amendment No. 11 to the Registration
         Statement on Form N-1A filed on April 25, 1995.)

(d)(3)   Investment Advisory Agreement between the Utilities Portfolio and
         Mutual Management Corp. (formerly known as Smith Barney Mutual Fund
         Management Inc.). (Incorporated herein by reference to Exhibit 5(c) to
         Post-Effective Amendment No. 11 to the Registration Statement on Form
         N-1A filed on April 25, 1995.)

(d)(4)   Investment Advisory Agreement between the Zero Coupon Bond Fund
         Portfolios of The Trust and Travelers Asset Management International
         Corporation. (Incorporated herein by reference to Exhibit 5(d) to
         Post-Effective Amendment No. 12 to the Registration Statement on N-1A
         filed on June 2, 1995.)

(d)(5)   Investment Advisory Agreement between MFS Emerging Growth Portfolio of the Registrant and Travelers Asset Management International
         Corporation. (Incorporated herein by reference to Exhibit 5(e) to
         Post-Effective Amendment No. 16 to the Registration Statement on N-1A
         filed on July 31, 1996.)

(d)(6)   Investment Advisory Agreement between Federated High Yield Portfolio of the Registrant and Travelers Asset Management International
         Corporation. (Incorporated herein by reference to Exhibit 5(f) to
         Post-Effective Amendment No. 16 to the Registration Statement on N-1A
         filed on July 31, 1996.)

(d)(7)   Investment Advisory Agreement between Federated Stock Portfolio of the
         Registrant and Travelers Asset Management International Corporation.
         (Incorporated herein by reference to Exhibit 5(g) to Post-Effective
         Amendment No. 16 to the Registration Statement on N-1A filed on July
         31, 1996.)

(d)(8)   Investment Advisory Agreement between Lazard International Stock
         Portfolio of the Registrant and Travelers Asset Management
         International Corporation. (Incorporated herein by reference to Exhibit
         5(h) to Post-Effective Amendment No. 16 to the Registration Statement
         on N-1A filed on July 31, 1996.)

                    (d)(9)   Investment Advisory Agreement between Large Cap Portfolio of the
         Registrant and Travelers Asset Management International Corporation.
         (Incorporated herein by reference to Exhibit 5(i) to Post-Effective
         Amendment No. 16 to the Registration Statement on N-1A filed on July
         31, 1996.)

(d)(10)  Investment Advisory Agreement between Equity Income Portfolio of the
         Registrant and Travelers Asset Management International Corporation.
         (Incorporated herein by reference to Exhibit 5(j) to Post-Effective
         Amendment No. 16 to the Registration Statement on N-1A filed on July
         31, 1996.)

(d)(11)  Investment Advisory Agreement between Travelers Quality Bond Portfolio of the Registrant and Travelers Asset Management International
         Corporation. (Incorporated herein by reference to Exhibit 5(k) to
         Post-Effective Amendment No. 16 to the Registration Statement on N-1A
         filed on July 31, 1996.)

(d)(12)  Sub-Advisory Agreement between Travelers Asset Management International
         Corporation and Massachusetts Financial Services Company as Subadviser
         to MFS Emerging Growth Portfolio. (Incorporated herein by reference to
         Exhibit 5(l) to Post-Effective Amendment No. 16 to the Registration
         Statement on N-1A filed on July 31, 1996.)

(d)(13)  Sub-Advisory Agreement between Travelers Asset Management International
         Corporation and Federated Investment Counseling as Subadviser to
         Federated High Yield Portfolio. Incorporated herein by reference to
         Exhibit 5(m) to Post-Effective Amendment No. 16 to the Registration
         Statement on N-1A filed on July 31, 1996.)

(d)(14)  Sub-Advisory Agreement between Travelers Asset Management International
         Corporation and Federated Investment Counseling as Subadviser to
         Federated Stock Portfolio. (Incorporated herein by reference to Exhibit
         5(n) to Post-Effective Amendment No. 16 to the Registration Statement
         on N-1A filed on July 31, 1996.)

(d)(15)  Sub-Advisory Agreement between Travelers Asset Management International
         Corporation and Lazard Freres Asset Management as Subadviser to Lazard
         International Stock Portfolio. (Incorporated herein by reference to
         Exhibit 5(o) to Post-Effective Amendment No. 16 to the Registration
         Statement on N-1A filed on July 31, 1996.)

(d)(16)  Sub-Advisory Agreement between Travelers Asset Management International
         Corporation and Fidelity Management & Research Company as Subadviser to
         Equity Income Portfolio and Large Cap Portfolio. (Incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 16 to the
         Registration Statement on N-1A filed on July 31, 1996.)

(d)(17)  Sub-Subadvisory Agreement between Fidelity Management & Research
         Company and Fidelity Management & Research (U.K.) Inc. (Incorporated
         herein by reference to Exhibit 5(q) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(18)  Sub-Subadvisory Agreement between Fidelity Management & Research
         Company and Fidelity Management & Research (Far East) Inc.
         (Incorporated herein by reference to Exhibit 5(r) to Post-Effective
         Amendment No. 16 to the Registration Statement on N-1A filed on July
         31, 1996.)

(d)(19)  Investment Advisory Agreement between The Mid Cap Disciplined Equity
         Fund of the Registrant and Travelers Asset Management International
         Corporation. (Incorporated herein by reference to Exhibit 5(s) to
         Post-Effective Amendment No. 17 to the Registration Statement on N-1A
         filed on October 31, 1996.)

                    (d)(20)  Sub-Advisory Agreement between Travelers Asset Management International
         Corporation and The Travelers Investment Management Company, as
         Subadviser to the Mid-Cap Disciplined Equity Fund. (Incorporated herein by reference to Exhibit 5(t) to Post-Effective Amendment No. 17 to the
         Registration Statement on N-1A filed on October 31, 1996.)

(d)(21)  Investment Advisory Agreement between Travelers Asset Management
         International Corporation and the MFS Mid Cap Growth Portfolio of the
         Registrant. (Incorporated herein by reference to Exhibit 5(u) to
         Post-Effective Amendment No. 21 to the Registration Statement on Form
         N-1A filed on October 27, 1997.)

(d)(22)  Sub-Advisory Agreement between Travelers Asset Management International
         Corporation and Massachusetts Financial Services Corporation, as
         Subadviser for MFS Mid Cap Growth Portfolio. (Incorporated herein by reference to Exhibit 5(v) to Post-Effective Amendment No. 21 to the
         Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(23)  Investment Advisory Agreement between Travelers Asset Management
         International Corporation and the MFS Research Portfolio of the
         Registrant. (Incorporated herein by reference to Exhibit 5(w) to
         Post-Effective Amendment No. 21 to the Registration Statement on Form
         N-1A filed on October 27, 1997.)

(d)(24)  Sub-Advisory Agreement between Travelers Asset Management International
         Corporation and Massachusetts Financial Service Corporation, as
         Subadviser for MFS Research Portfolio. (Incorporated herein by reference to Exhibit 5(x) to Post-Effective Amendment No. 21 to the
         Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(25)  Form of Investment Advisory Agreement between Travelers Asset
         Management International Corporation and the NWQ Large Cap Portfolio of
         the Registrant. (Incorporated herein by reference to Exhibit 5(y) to
         Post-Effective Amendment No. 23 to the Registration Statement on Form
         N-1A filed on April 23, 1998.)

(d)(26)  Form of Sub-Advisory Agreement between Travelers Asset Management
         International Corporation and NWQ Investment Management Company, as
         Subadviser for the NWQ Large Cap Portfolio. (Incorporated herein by reference to Exhibit 5(z) to Post-Effective Amendment No. 23 to the
         Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(27)  Form of Investment Advisory Agreement between Travelers Asset
         Management International Corporation and the Jurika & Voyles Core
         Equity Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(aa) to Post-Effective Amendment No. 23 to the Registration
         Statement on Form N-1A filed on April 23, 1998.)

(d)(28)  Form of Sub-Advisory Agreement between Travelers Asset Management
         International Corporation and Jurika & Voyles Fund Group, as Subadviser
         for the Jurika & Voyles All Cap Portfolio. (Incorporated herein by reference to Exhibit 5(bb) to Post-Effective Amendment No. 23 to the
         Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(29)  Form of Investment Advisory Agreement between Travelers Asset
         Management International Corporation and the Disciplined Small Cap
         Stock Portfolio of the Registrant. (Incorporated herein by reference to
         Exhibit 5(cc) to Post-Effective Amendment No. 23 to the Registration
         Statement on Form N-1A filed on April 23, 1998.)

(d)(30)  Form of Sub-Advisory Agreement between Travelers Asset Management
         International Corporation and The Travelers Investment Management
         Company, as Subadviser for the Disciplined Small Cap Stock Portfolio.
         (Incorporated herein by reference to Exhibit 5(dd) to Post-Effective
         Amendment No. 23 to the Registration Statement on Form N-1A filed on
         April 23, 1998.)

                    (d)(31)  Form of Investment Advisory Agreement between Travelers Asset
         Management International Corporation and the Strategic Stock Portfolio
         of the Registrant. (Incorporated herein by reference to Exhibit 5(ee)
         to Post-Effective Amendment No. 23 to the Registration Statement on
         Form N-1A filed on April 23, 1998.)

(d)(32)  Form of Sub-Advisory Agreement between Travelers Asset Management
         International Corporation and Travelers Investment Adviser, as
         Subadviser for the Strategic Stock Portfolio. (Incorporated herein by reference to Exhibit 5(ff) to Post-Effective Amendment No. 23 to the
         Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(33)  Form of Investment Advisory Agreement between Travelers Asset
         Management International Corporation and the Convertible Bond Portfolio
         of the Registrant. (Incorporated herein by reference to Exhibit 5(gg)
         to Post-Effective Amendment No. 23 to the Registration Statement on
         Form N-1A filed on April 23, 1998.)

(g)(1)   Custody Agreement between the Registrant and Chase Manhattan Bank,
         N.A., Brooklyn, New York. (Incorporated herein by reference to Exhibit
         8(a) to Post-Effective Amendment No. 19 to the Registration Statement
         on Form N-1A filed on April 21, 1997.)

(g)(2)   Custody Agreement between the Registrant and PNC Bank. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(g)(3)   Custody Agreement between the Registrant and Bank of New York.
         (Incorporated herein by reference to Exhibit 8(c) to Post-Effective
         Amendment No. 16 to the Registration Statement on Form N-1A filed on
         July 31, 1996.)

(g)(4)   Form of Subcustody Agreement between Morgan Stanley Trust Company and
         Subcustodians. (Incorporated herein by reference to Exhibit 8(d) to
         Post-Effective Amendment No. 23 to the Registration Statement on Form
         N-1A filed on April 23, 1998.)

(g)(5)   Custody Agreement between the Registrant and Brown Brothers Harriman &
         Co. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective
         Amendment No. 16 to the Registration Statement on Form N-1A filed on
         July 31, 1996.)

(g)(6)   Global Custody Agreement between The Chase Manhattan Bank as
         Subcustodian and the Customer. (Incorporated herein by reference to
         Exhibit 8(d) to Post-Effective Amendment No. 7 to the Registration
         Statement on Form N-1A, File No. 33-75644, filed February 25, 1997.)

(g)(7)   Master Custody Agreement with State Street Bank and Trust.
         (Incorporated herein by reference to Exhibit g(5) to Post-Effective
         Amendment No. 15 to the Registration Statement on Form N-1A, File No.
         33-75644, Accession No. 0000950130-02-001166 filed February 27, 2002.)

(h)(1)   Transfer and Recordkeeping Agreement between the Registrant and The
         Travelers Insurance Company. (Incorporated herein by reference to
         Exhibit 9 to Post-Effective Amendment No. 13 to the Registration
         Statement on Form N-1A, filed April 3, 1996.)

(h)(2)   Amendment to Transfer and Recordkeeping Agreement between the
         Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 16 to the
         Registration Statement on Form N-1A filed on July 31, 1996.)

                    (h)(3)   Transfer Agent Agreement between Fidelity Investments Institutional
         Operations Company and the Equity Income Portfolio and Large Cap
         Portfolio of the Registrant. (Incorporated herein by reference to
         Exhibit 9(c) to Post-Effective Amendment No. 16 to the Registration
         Statement on Form N-1A filed on July 31, 1996.)

(h)(4)   Administrative Services Agreement between the Registrant and The
         Travelers Insurance Company. (Incorporated herein by reference to
         Exhibit 9(d) to Post-Effective Amendment No. 16 to the Registration
         Statement on Form N-1A filed on July 31, 1996.) Amendments No. 1, 2, 3 and 4 to the Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 22 to the Registration
         Statement on Form N-1A filed on February 12, 1998.)

(h)(5)   Service Agent Agreement between Fidelity Service Company and the Equity
         Income Portfolio and Large Cap Portfolio of the Registrant.
         (Incorporated herein by reference to Exhibit 9(e) to Post-Effective
         Amendment No. 16 to the Registration Statement on Form N-1A filed on
         July 31, 1996.)

(h)(6)   Participation Agreement between the Registrant and The Travelers
         Insurance Company. (Incorporated herein by reference to Exhibit 9(f) to
         Post-Effective Amendment No. 19 to the Registration Statement on Form
         N-1A filed on April 21, 1997.)

(h)(7)   Form of Transfer Agency and Registrar Agreement between the Trust and
         First Data Investor Services Group, Inc. (Incorporated herein by reference to Exhibit 9(g) to Post-Effective Amendment No. 23 to the
         Registration Statement on Form N-1A filed on April 23, 1998.)

(h)(8)   Transfer Agency and Services Agreement between Citi Fiduciary Trust
         Company (formerly Smith Barney Private Trust Company) and the
         Registrant. (Incorporated herein by reference to Exhibit h.2 to
         Post-Effective Amendment No. 14 to the Registration Statement on Form
         N-1A, File No. 33-75644 filed on February 28, 2001.).

(h)(9)   Sub-Transfer Agency and Services Agreement between Registrant and PFPC
         Global Fund Services. (Incorporated herein by reference to Exhibit h.3 to Post-Effective Amendment No. 14 to the Registration Statement on
         Form N-1A, File No. 33-75644 filed February 28, 2001.).

(i)      Opinion and Consent of Counsel. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2 Notice filing on March 25,
         1998.)

(j)(1)   Consent of KPMG LLP, Independent Auditors.

(j)(2)   Consent of PricewaterhouseCoopers LLP, Independent Accountants.

(j)(3)   Powers of Attorney authorizing Ernest J. Wright, Secretary or Kathleen
         A. McGah, Assistant Secretary as signatory for Heath B. McLendon,
         Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk
         and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b)
         to Post-Effective Amendment No. 13 to the Registration Statement on
         Form N-1A, filed April 3, 1996.)

(j)(4)   Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone. (incorporated herein by reference to
         Exhibit 11 to Post-Effective Amendment No. 18 to the Registration
         Statement on Form N-1A filed on February 24, 1997.)

(p)(1)   Codes of Ethics for Smith Barney Fund Management LLC (f/k/a/ SSB Citi
         Fund Management LLC and The Travelers Investment Management Company.
         (Incorporated herein by reference to Exhibit p. to Post-Effective
         Amendment No. 14 to the Registration Statement on Form N-1A, File No.
         33-75644 filed February 28, 2001.)

                    (p)(2)   Code of Ethics for The Travelers Series Trust. (Incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 29 to the
         Registration Statement filed April 23, 2001.)

(p)(3)   Code of Ethics for Fidelity Management & Research Company as
         Subadviser. (Incorporated herein by reference to Exhibit (p)(3) to
         Post-Effective Amendment No. 29 to the Registration Statement filed
         April 23, 2001.)

(p)(4)   Code of Ethics for Jurika & Voyles, L.P. as Subadviser. (Incorporated
         herein by reference to Exhibit (p)(4) to Post-Effective Amendment No.
         29 to the Registration Statement filed April 23, 2001.)

(p)(5)   Code of Ethics for Lazard Asset Management as Subadviser. (Incorporated
         herein by reference to Exhibit (p)(5) to Post-Effective Amendment No.
         29 to the Registration Statement filed April 23, 2001.)

(p)(6)   Code of Ethics for Federated Investment Counseling. (Incorporated
         herein by reference to Exhibit (p)(6) to Post-Effective Amendment No.
         29 to the Registration Statement filed April 23, 2001.)

(p)(7)   Code of Ethics for Massachusetts Financial Services Company.
         (Incorporated herein by reference to Exhibit (p)(7) to Post-Effective
         Amendment No. 29 to the Registration Statement filed April 23, 2001.)

(p)(8)   Code of Ethics for Travelers Asset Management International Company LLC
         as Adviser. (Incorporated herein by reference to Exhibit (p)(8) to
         Post-Effective Amendment No. 29 to the Registration Statement filed
         April 23, 2001.)

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

          Not Applicable.

Item 25.  INDEMNIFICATION

Provisions for the indemnification of the Series Trust's Trustees and officers are contained in and are incorporated by reference to the Series Trust's
Declaration of Trust, which was filed with Post-Effective Amendment No. 13 to this Registration Statement as Exhibit 1.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Convertible Securities Portfolio
Disciplined Mid Cap Stock Portfolio
Federated High Yield Portfolio

                    Federated Stock Portfolio
Equity Income Portfolio
Large Cap Portfolio
Lazard International Stock Portfolio
MFS Emerging Growth Portfolio
MFS Mid Cap Growth Portfolio
MFS Research Portfolio
MFS Value Portfolio Travelers Quality Bond Portfolio
U.S. Government Securities Portfolio
Zero Coupon Bond Portfolios (Series 2005)

Information as to the Officers and Directors of Travelers Asset Management
International Company LLC (TAMIC), the Investment Adviser for the above
Portfolios of The Travelers Series Trust, is included in its Form ADV filed with the SEC (Registration Number 801-17003) and is incorporated herein by reference thereto.

Information as to the Directors and Officers of Smith Barney Fund Management LLC
the Investment Adviser for the Social Awareness Stock Portfolio and Utilities
Portfolio of The Travelers Series Trust, is included in its Form ADV filed with the SEC (Registration Number 801-8314) and is incorporated herein by reference thereto.

Information as to the Officers and Directors of The Travelers Investment
Management Company (TIMCO), the Sub-Adviser for the Disciplined Mid Cap Stock
Portfolio of The Travelers Series Trust, is included in its Form ADV filed with the SEC (Registration Number 801-07212) and is incorporated herein by reference thereto.

Information as to the Directors and Officers of Massachusetts Financial Services
Company, the Sub-Adviser to MFS Emerging Growth Portfolio, MFS Mid Cap Growth
Portfolio, MFS Research Portfolio and MFS Value Portfolio of the Registrant, is
in included in its Form ADV (File No. 801-17352) filed with the Commission, which is incorporated herein by reference thereto.

Lazard Freres is a limited liability company, an organization for which its management is provided by General Members. Lazard Asset Management is a division of Lazard Freres & Co. LLC, serves as the investment subadviser to the Lazard
International Stock Portfolio. Information as to the General Members in included in its Form ADV (File No. 801-6568) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Federated Investment Counseling,
the Sub-Adviser to Federated Stock Portfolio and Federated High Yield Portfolio
of the Registrant, is in included in its Form ADV (File No. 801-134611) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Executive Officers and Directors of Fidelity Management &
Research Company, the Sub-Adviser to Equity Income Portfolio and Large Cap
Portfolio of the Registrant, is in included in its Form ADV (File No. 801-7884)
filed with the Commission, which is incorporated herein by reference thereto.

Item 27.  PRINCIPAL UNDERWRITER

          Not Applicable.

                    Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          (1)    Smith Barney Fund Management LLC
                 125 Board Street
                 New York, NY 10004

          (2)    State Street Bank & Trust Company
                 225 Franklin Street
                 Boston, MA 02110

          (3)    PFPC Global Fund Services
                 (formerly First Data Investor Services Group, Inc.)
                 101 Federal Street
                 Boston, MA 02110

           (4)    Travelers Bank & Trust, fsb
                  (formerly Citi Fiduciary Trust Company)
                  125 Broad Street
                  New York, New York 10004

           (5)    Fidelity Investments Institutional Operations Company
                  82 Devonshire Street
                  Boston, MA  02109

           (6)    Fidelity Service Company
                  82 Devonshire Street
                  Boston, MA  02109

           (7)    Brown Brothers Harriman & Company
                  40 Water Street
                  Boston, MA  02109

Item 29.  MANAGEMENT SERVICES

Not Applicable.

Item 30.  UNDERTAKINGS

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, The Travelers Series Trust, certifies that it meets all the requirements for effectiveness of this post-effective amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of
Hartford and state of Connecticut, on the 12th day of April, 2002.

                                       THE TRAVELERS SERIES TRUST
                                       --------------------------
                                       (Registrant)

                                       By: *HEATH B. McLENDON
                                          -------------------------------------
                                          Heath B. McLendon
                                          Chairman, Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of April, 2002.

*HEATH B. McLENDON                                         Chairman of the Board
-----------------------------------------
 (Heath B. McLendon)

*KNIGHT EDWARDS                                            Trustee
-----------------------------------------
 (Knight Edwards)

*ROBERT E. McGILL, III                                     Trustee
-----------------------------------------
 (Robert E. McGill, III)

*LEWIS MANDELL                                             Trustee
-----------------------------------------
 (Lewis Mandell)

*FRANCES M. HAWK                                           Trustee
-----------------------------------------
 (Frances M. Hawk)

*LEWIS E. DAIDONE                                          Treasurer
-----------------------------------------
 (Lewis E. Daidone)

*By:   /s/Ernest J. Wright, Attorney-in-Fact
        Secretary, Board of Trustees

                    EXHIBIT INDEX

Exhibit
  No.     Description                                          Method of Filing
-------   ------------                                         ---------------
(j)(1)    Consent of KPMG LLP, Independent Auditors            Electronically

(j)(2)    Consent of PricewaterhouseCoopers LLP,               Electronically
          Independent Accountants